As filed with the Securities and Exchange Commission   File No. 2-62538

on October 27, 1995                          File No. 811-2839


                    SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C.  20549

                                 FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              [  X ]
               Pre-Effective Amendment No.                           [    ]

               Post-Effective Amendment No.                          [ 24 ]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [  X ]
               Amendment No.                                         [ 21 ]


                   IAA TRUST ASSET ALLOCATION FUND, INC.
            (Exact Name of Registrant as Specified on Charter)

                               808 IAA Drive
                       Bloomington, Illinois  61702
                 (Address of Principal Executive Offices)

                              (309) 557-3092
                      (Registrant's Telephone Number)

                             IAA TRUST COMPANY
                               808 IAA Drive
                       Bloomington, Illinois  61702
                  (Name and Address of Agent for Service)


                      Fiscal Year Ended June 30, 1995


It is proposed that this filing will become effective (check appropriate box):

      [ X ]     immediately upon filing pursuant to paragraph (b);

      [   ]     on           (date) pursuant to paragraph (b);

      [   ]     60 days after filing pursuant to paragraph (a)(i);

      [   ]     on           (date) pursuant to paragraph (a)(i);

      [   ]     75 days after filing pursuant to paragraph (a)(ii); or

      [   ]     on           (date) pursuant to paragraph (a) of Rule 485.

If appropriate, check the following box:

      [   ]     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Registrant has registered an indefinite number of securities under the Securities Act of 1933 pursuant to Rule 24f-2 and the Rule 24f-2 notice for Registrant's most recent fiscal year was filed on or before August 31, 1995.


TOTAL PAGES:                                       EXHIBITS BEGIN ON PAGE:

                  IAA TRUST ASSET ALLOCATION FUND, INC.

                             CROSS REFERENCE SHEET
                     INFORMATION REQUIRED IN THE PROSPECTUS



             Part A                           Prospectus Headings
---------------------------------- -----------------------------------------
Item 1. Cover Page                 Not Titled

Item 2. Synopsis                   Synopsis;
                                   Transactions and Operating Expenses Table

Item 3. Condensed Financial
        Information                Financial Highlights

Item 4. General Description        What are the Funds;
        of Registrant              What are the Funds' Investment Objectives

Item 5. Management of the Funds    Who Manages the Funds

Item 6. Capital Stock and          Capital Stock; Income Dividends,
        Other Securities           Capital Gains Distributions, and Taxes

Item 7. Purchase of Securities     How to Buy Shares; Special Plans and
        Being Offered              Other Purchase Information; How the
                                   Value of Your Shares is Determined

Item 8. Redemption or Repurchase   How to Redeem Your Shares

Item 9. Pending Legal Proceedings *




* The answer to the item is negative or the item is not applicable to this filing, the registrant, or the securities being registered.

                  IAA TRUST ASSET ALLOCATION FUND, INC.

                             CROSS REFERENCE SHEET
                       INFORMATION REQUIRED IN STATEMENT
                           OF ADDITIONAL INFORMATION


                                      Statement of Additional Information
              Part B                               Headings
----------------------------------  ---------------------------------------
Item 10  Cover Page                 Not Titled

Item 11. Table of Contents          Table of Contents

Item 12. General Information        Investment Objectives and Policies;
         and History                Policies and Investment Restrictions
                                    Aimed at Protecting Investors

Item 13. Investment Objectives      Investment Objectives and Policies;
         and Policies               Policies and Investment Restrictions
                                    Aimed at Protecting Investors

Item 14. Management of the
         Registrant                 Directors and Officers of the Funds

Item 15. Control Persons and
         Principal Holders          Control Persons and Principal Holders
         of Securities              of Securities

Item 16. Investment Advisory
         and Other Services         Investment Advisory and Other Services

Item 17. Brokerage Allocation
         and Other Practices        Brokerage

Item 18. Capital Stock
         and Other Securities       Brokerage

Item 19. Purchase, Redemption and   Purchases, Redemptions, and
         Pricing of Securities      Pricing of Fund Securities;
         Being Offered              Underwriter Compensation

Item 20. Tax Status                 Purchases, Redemptions, and
                                    Pricing of Fund Securities

Item 21. Underwriters               Underwriter Compensation

Item 22. Calculations of
         Performance Data           Investment Performance Information

Item 23. Financial Statements       Annual Report to Shareholders -- Letter to
                                    Shareholders; Portfolio Highlights;
                                    Schedule of Investments; Statements of
                                    Assets and Liabilities; Statements of
                                    Operations; Statements of Changes in Net
                                    Assets; Notes to Financial Statements;
                                    Report of Independent Accountants

Part C - Other Information

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.



                        THE IAA TRUST MUTUAL FUNDS

                        IAA Trust Growth Fund, Inc.
                   IAA Trust Asset Allocation Fund, Inc.
                   IAA Trust Tax Exempt Bond Fund, Inc.
                     IAA Trust Money Market Fund, Inc.


                                PROSPECTUS
                             October 27, 1995


                 808 IAA Drive Bloomington, Illinois 61702
                              (309) 557-3222

The IAA Trust Mutual Funds represent four separate funds (collectively, the "Funds"). Each of the Funds has distinct investment objectives and policies. Information concerning the Funds has been combined into this one Prospectus to aid investors in understanding the similarities and differences among the Funds. The four Funds are as follows:

IAA Trust Growth Fund, Inc. is a mutual fund with an investment objective of capital growth. The Fund seeks to achieve its investment objective by investing principally in common stocks or securities with equity characteristics.

IAA Trust Asset Allocation Fund, Inc. seeks growth of capital and current income as near-equal objectives. The Fund seeks to achieve this objective by investing in a mix of assets consisting of common stocks (both dividend and non-dividend paying), preferred and convertible preferred stocks, fixed income securities including bonds, bonds convertible into common stocks and short-term interest bearing obligations.

IAA Trust Tax Exempt Bond Fund, Inc. is a mutual fund with an investment objective of seeking as high a level of current interest income exempt from Federal income taxes as is available from municipal bonds, consistent with the conservation of capital. The Fund seeks to achieve its investment objective by investing substantially all of its assets in a diversified portfolio of municipal bonds, the interest from which is exempt from Federal income tax in the opinion of bond counsel to the issuers.

IAA Trust Money Market Fund, Inc. is a mutual fund whose objective is to earn as high a level of current income as possible, consistent with maintaining liquidity and stability of principal. The Fund seeks to achieve its investment objective by investing in high-quality money market instruments maturing in one year or less, including securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, certificates of deposit issued by domestic banks, bankers acceptances, commercial paper and other corporate debt, and repurchase agreements.

IAA Trust Money Market Fund, Inc. is a money market fund which seeks to maintain a constant net asset value of $1.00 per share. Shares of a money market fund are neither insured nor guaranteed by the U.S. Government and there is no assurance that this Fund will be successful in meeting its investment objective or in maintaining a constant net asset value of $1.00 per share.

The Funds' principal Underwriter is Fund/Plan Broker Services, Inc., #2 West Elm Street, P.O. Box 874, Conshohocken, Pennsylvania 19428.

For information about how to invest in the IAA Trust Company Funds, contact Fund/Plan Broker Services, Inc., or a local Country Capital Management Company salesperson, or call toll-free 1 (800) 245-2100. In Bloomington/Normal, call 557-3222. Country Capital Management Company has a selling agreement with Fund/Plan Broker Services, Inc. Shares of the Funds are sold only in states where the Funds are registered.

This Prospectus sets forth concisely the information about the Funds that a prospective investor ought to know before investing. Please read and retain this Prospectus for future reference.

An investment in any of the Funds is neither insured nor guaranteed by the U.S. Government. There can be no assurance that any Fund's investment objective will be achieved. The investment objective of each Fund is fundamental and cannot be changed without shareholder approval.


A Statement of Additional Information combining information about each of the Funds has been filed with the Securities and Exchange Commission. This Statement of Additional Information is incorporated by reference in its entirety in this Prospectus. Copies of the Statement of Additional Information dated October 27, 1995 are available upon request and without charge by contacting Fund/Plan Broker Services, Inc., at the address or telephone numbers listed above.



          THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED
     BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION
         PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
         ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                             TABLE OF CONTENTS


Subject                                                                Page

Synopsis. . . . . . . . . . . . . . . . . . . . . . . . . . .
Transactions and Operating Expenses Tables. . . . . . . . . .
Financial Highlights. . . . . . . . . . . . . . . . . . . . .
Performance Calculations. . . . . . . . . . . . . . . . . . .
What are the Funds. . . . . . . . . . . . . . . . . . . . . .
What are the Funds' Investment Objectives . . . . . . . . . .
Repurchase Agreements . . . . . . . . . . . . . . . . . . . .
Who Manages the Funds . . . . . . . . . . . . . . . . . . . .
Management's Discussion of the Funds' Performance . . . . . .
Who Distributes the Funds' Shares . . . . . . . . . . . . . .
Distribution Plans. . . . . . . . . . . . . . . . . . . . . .
Capital Stock . . . . . . . . . . . . . . . . . . . . . . . .
Income Dividends, Capital Gains Distributions, and Taxes. . .
How to Buy Shares . . . . . . . . . . . . . . . . . . . . . .
Special Plans and Other Purchase Information. . . . . . . . .
How the Value of Your Shares is Determined. . . . . . . . . .
How to Redeem Your Shares . . . . . . . . . . . . . . . . . .


                                 SYNOPSIS

The Funds

The securities offered by this Prospectus consist of shares of four separate funds (collectively the "Funds"), each of which has distinct investment objectives and policies. The Funds are open-end, diversified management investment companies commonly referred to as mutual funds. The Funds are incorporated under the laws of the State of Maryland. Investors should be aware that by combining the Prospectus of each Fund into this one document, there is a remote possibility that one Fund may become liable for any misstatements in the Prospectus about another Fund. To the extent that a Fund incurs such liability, a shareholder's investment in such Fund could be adversely affected.

The four Funds are identified herein as follows: IAA Trust Growth Fund, Inc. (the "Growth Fund"); IAA Trust Asset Allocation Fund, Inc. (the "Asset Allocation Fund"); IAA Trust Tax Exempt Bond Fund, Inc. (the "Tax Exempt Bond Fund"), and IAA Trust Money Market Fund, Inc (the "Money Market Fund").

Investment Objectives

The Growth Fund:

This Fund has an investment objective of capital growth. This Fund seeks to achieve its investment objective by investing principally in common stocks or securities with equity characteristics.

The Asset Allocation Fund:

This Fund seeks growth of capital and current income as near-equal objectives, primarily through equity securities. In general, this Fund may hold a mix of assets consisting of common stocks (both dividend and non- dividend paying), preferred and convertible preferred stocks, fixed income securities including bonds, bonds convertible into common stocks, and short-term interest bearing obligations.

The Tax Exempt Bond Fund:

This Fund has an investment objective of seeking as high a level of current interest income exempt from Federal income taxes as is available from municipal bonds. This Fund seeks to achieve its objective by investing in a diversified portfolio of municipal bonds, the interest from which is exempt from Federal income tax in the opinion of bond counsel to the issuers.

The Money Market Fund:

This Fund has an investment objective of earning a high level of current income, consistent with maintaining liquidity and stability of principal. This Fund attempts to maintain the value of its shares at a constant $1.00, although there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share. This Fund seeks to achieve its investment objective by investing in high-quality money market instruments maturing in one year or less, including securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, certificates of deposit issued by domestic banks, bankers acceptances, commercial paper and other corporate debt, and repurchase agreements. An investment in the Fund is neither insured nor guaranteed by the U.S. Government.

How to Buy Shares

The minimum initial single purchase for the Growth Fund, the Asset Allocation Fund, and the Tax Exempt Bond Fund is $100. The minimum initial single purchase for the Money Market Fund is $1,000. The minimum additional investment for all four Funds is $25. The public offering price of shares of a Fund is the net asset value per share, plus the applicable sales load, next determined after receipt and acceptance of the purchase order at the Transfer Agent in proper form with accompanying check or other bank wire arrangements satisfactory to the Funds. There is no sales load associated with shares of the Money Market Fund. See "HOW TO BUY SHARES".

How to Redeem Shares

Shares may be redeemed at the net asset value per share of a Fund next determined after receipt by the Transfer Agent of a redemption request in proper form. Signature guarantees may be required in some cases. See "HOW TO REDEEM YOUR SHARES".

Dividends and Reinvestment

The Growth Fund intends to pay semi-annual dividends from its net investment income and may pay short-term capital gains, if earned and as declared by the Board of Directors. Distributions of net capital gains, if any, will be paid annually.

The Asset Allocation Fund and the Tax Exempt Bond Fund pay monthly dividends from their respective net investment income on the last business day of the month to shareholders of record on the preceding business day.
Distributions of net capital gains, if any, will be paid annually.

The Money Market Fund declares and pays dividends of all its daily net investment income on each day the Fund's net asset value per share is determined. Each shareholder receives a monthly summary of such amounts.

Any dividend and distribution payments will be reinvested at net asset value, in additional full and fractional shares of the particular Fund unless and until the shareholder notifies the Transfer Agent in writing requesting payments in cash. Provisions of the Tax Reform Act of 1986 may result in additional net investment income and/or capital gain distributions at the end of the calendar year. See "INCOME DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS, AND TAXES".

Investment Management, Underwriter, and Servicing Agents

The IAA Trust Company, 808 IAA Drive, Bloomington, Illinois 61702 is the Investment Adviser and Custodian for the Funds.

Fund/Plan Broker Services, Inc., #2 Elm Street, Conshohocken, Pennsylvania 19428 serves as the Funds' Underwriter. Fund/Plan Services, Inc., #2 Elm Street, Conshohocken, Pennsylvania 19428 serves as the Funds' Administrator, Accounting/Pricing Agent, and Transfer Agent.

                 TRANSACTIONS AND OPERATING EXPENSES TABLE

                                                                       Tax-
                                                           Asset       Exempt  Money
                                                 Growth    Allocation  Bond    Market
                                                 Fund      Fund        Fund    Fund


Shareholder Transaction Expenses:

  Maximum Sales Load Imposed on Purchases
      (as a percentage of offering price)1       3.00%     3.00%       3.00%    none
  Maximum Sales Load Imposed
      on Reinvested Dividends. . . .             none      none        none     none
  Deferred Sales Load. . . . . . . .             none      none        none     none
  Redemption Fee . . . . . . . . . .             none      none        none     none
  Exchange Fee . . . . . . . . . . .             none      none        none     none

Annual Fund Operating Expenses:

      (as a percentage of average net assets)
  Management Fees. . . . . . . . . .             0.75%     0.75%       0.50%    0.50%
  Waiver of Management Fees. . . . .             0.00%     0.00%       0.00%   (0.00%) *
  12(b)1 Fees. . . . . . . . . . . .             0.25%     0.25%       0.25%    none
  Other Expenses . . . . . . . . . .             0.14%     0.46%       0.31%    0.23%
  Total Fund Operating Expenses. . .             1.14%     1.46%       1.06%    0.73%  *


Example:


You would pay the following expenses ..   1 year     $ 41   $ 44   $ 40   $  7
on a $1,000 investment, assuming ......   3 years    $ 65   $ 75   $ 63   $ 23
(1) 5% annual return and (2) redemption   5 years    $ 91   $107   $ 87   $ 41
at the end of each time period ........   10 years   $164   $199   $156   $ 91



(1) The maximum sales charge is 3%. For more information on waiver of sales charge and reduced sales charges, see "HOW TO BUY SHARES".

The purpose of these tables are to assist the investor in understanding the various costs and expenses that an investor in the Funds will bear directly and indirectly. This information has been restated to reflect current fees as if they had been in effect during the previous fiscal year. The information contained in the tables should not be considered a representation of future expenses. Actual expenses may be greater than or less than those stated.


* For the year ended June 30, 1995, the Advisor voluntarily agreed to waive fees totalling $86,900 from the Money Market Fund. The Advisor is currently not waiving any of its investment advisory fees.





                           FINANCIAL HIGHLIGHTS

The following financial highlights are a part of the Funds' financial statements which have been audited by Coopers & Lybrand L.L.P., independent accountants, for the most recent five years. The Funds' most recent annual audited financial statements and the report of Coopers & Lybrand L.L.P. thereon appear in the Funds' Statement of Additional Information. The following tables should be read in conjunction with these financial statements and related notes also included in such Statement of Additional Information.

                           Financial Highlights

                                THE GROWTH FUND:



Financial Highlights
------------------------------------------------------------------------------------------------------------------------------------
The tables below set forth financial data for a share of capital stock outstanding throughout each period presented.

                                                                     IAA Trust
                                                                  Growth Fund, Inc.

                                                                 Years Ended June 30,
                                                     ------------------------------------------
                                                       1995     1994      1993     1992      1991
                                                     ------   -------   -------  -------   -------
Net asset value, beginning of year.................  $ 15.16  $ 17.55   $ 17.23  $ 17.35   $ 17.42
                                                     -------  -------   -------  -------   -------
  Income from investment operations
  Net investment income............................     0.22     0.27      0.25     0.35      0.41
  Net gains or losses on securities (both
    realized and unrealized).......................     3.45    (0.63)     1.67     0.40      0.44
                                                     -------  -------   -------  -------   -------
      Total from investment operations.............     3.67    (0.36)     1.92     0.75      0.85
                                                     -------  -------   -------  -------   -------

Less Distributions
  Dividends from net investment
    income.........................................    (0.17)   (0.22)    (0.29)   (0.38)    (0.51)
  Distributions from capital gains.................    (1.43)   (1.81)    (1.31)   (0.49)    (0.41)
                                                     -------  -------   -------   ------    ------
      Total distributions..........................    (1.60)   (2.03)    (1.60)   (0.87)    (0.92)
                                                     -------  -------   -------   ------    ------

Net asset value, end of year.......................  $ 17.23  $ 15.16   $ 17.55  $ 17.23   $ 17.35
                                                     =======  =======   =======  =======   =======
Total return+ .....................................    26.68%   (2.42%)   11.71%    4.23%     5.37%

Ratios/Supplemental Data
  Net assets, end of period (in 000's).............  $70,577  $59,448   $70,785  $76,147   $81,974
  Ratio of expenses to average
    net assets* ...................................     1.14%    1.24%     1.18%    0.85%     0.82%
  Ratio of net investment
    income to average net assets* .................     1.41%    1.03%     1.36%    1.91%     2.58%
  Portfolio turnover...............................    31.84%   49.12%    55.36%   45.50%    26.00%

                                                                 Years Ended June 30,
                                                     ---------------------------------------------
                                                       1990     1989      1988     1987      1986
                                                     ------   -------   -------  -------   -------
Net asset value, beginning of year.................  $ 16.83  $ 15.06   $ 19.43  $ 20.64   $ 17.60
                                                     -------  -------   -------  -------   -------
  Income from investment operations
  Net investment income............................     0.61     0.52      0.43     0.31      0.39
  Net gains or losses on securities (both
    realized and unrealized).......................     1.93     2.32     (1.62)    1.96      4.25
                                                     -------  -------   -------  -------   -------
      Total from investment operations.............     2.54     2.84     (1.19)    2.27      4.64
                                                     -------  -------   -------  -------   -------

Less Distributions
  Dividends from net investment
    income.........................................    (0.65)   (0.42)    (0.54)   (0.38)    (0.40)
  Distributions from capital gains.................    (1.30)   (0.65)    (2.64)   (3.10)    (1.20)
                                                     -------  -------   -------   ------    ------
      Total distributions..........................    (1.95)   (1.07)    (3.18)   (3.48)    (1.60)
                                                     -------  -------   -------   ------    ------

Net asset value, end of year.......................  $ 17.42  $ 16.83   $ 15.06  $ 19.43   $ 20.64
                                                     =======  =======   =======  =======   =======
Total return+ .....................................    16.09%   20.06%    (6.68%)  14.75%    28.89%

Ratios/Supplemental Data
  Net assets, end of period (in 000's).............  $81,511  $74,327   $68,436  $79,194   $75,062
  Ratio of expenses to average
    net assets* ...................................     0.84%    0.93%     0.96%    0.95%     0.95%
  Ratio of net investment
    income to average net assets* .................     3.58%    3.29%     2.69%    1.70%     2.06%
  Portfolio turnover...............................    18.10%   42.60%    51.20%   40.10%    64.90%

* Average net assets have been computed based on the aggregate value of the fund's daily net assets.
+ Total return calculation does not reflect sales load.

                           THE ASSET ALLOCATION FUND:

                                                                             IAA Trust
                                                                      Asset Allocation Fund, Inc.

                                                                         Years Ended June 30,
                                                        ------------------------------------------------------
                                                          1995         1994       1993      1992        1991
                                                        -------      ------     ------     ------     --------
Net asset value, beginning of year ...............      $ 11.08      $ 11.60    $ 11.20    $ 10.74    $  10.56
                                                        -------      -------    -------    -------    --------

  Income from investment operations
  Net investment income ..........................         0.36         0.34       0.57       0.68        0.73
  Net gains or losses on securities (both
    realized and unrealized) .....................         1.38        (0.25)      0.47       0.55        0.24
                                                        -------       ------    -------    -------    --------
      Total from investment operations ...........         1.74         0.09       1.04       1.23        0.97
                                                        -------       ------    -------    -------    --------

Less distributions
  Dividends from net investment
    income .......................................        (0.34)       (0.34)     (0.57)     (0.68)      (0.76)
  Distributions from capital gains ...............        (0.18)       (0.27)     (0.07)     (0.09)      (0.03)
  Distributions from return of capital ...........        (0.01)       (0.00)     (0.00)     (0.00)      (0.00)
                                                        -------       ------    -------    -------    --------
      Total distributions ........................        (0.53)       (0.61)     (0.64)     (0.77)      (0.79)
                                                        -------       ------    -------    -------    --------

Net asset value, end of year .....................      $ 12.29      $ 11.08    $ 11.60    $ 11.20    $  10.74
                                                        =======      =======    =======    =======    ========

Total return+ ....................................        16.29%        0.71%      9.58%     11.84%       9.47%

Ratios/Supplemental Data
  Net assets, end of period (in 000's) ...........      $ 9,540      $ 8,653    $ 6,663    $ 6,233    $  5,768
  Ratio of expenses to average
    net assets* ..................................         1.46%        1.78%      1.71%      1.51%       1.33%
  Ratio of net investment
    income to average net assets* ................         3.18%        2.98%      4.97%      6.20%       6.83%
  Portfolio turnover .............................        21.03%       17.39%     36.70%     14.10%      20.60%

                                                                         Years Ended June 30,
                                                        ------------------------------------------------------
                                                          1990         1989       1988      1987        1986
                                                        -------      ------     ------     ------     --------
Net asset value, beginning of year ...............      $ 10.80      $ 10.51    $ 10.84    $ 11.14    $  10.03
                                                        -------      -------    -------    -------    --------

  Income from investment operations
  Net investment income ..........................         0.78         0.75       0.73       0.73        0.83
  Net gains or losses on securities (both
    realized and unrealized) .....................        (0.11)        0.29      (0.08)     (0.30)       1.10
                                                        -------       ------    -------    -------    --------
      Total from investment operations ...........         0.67         1.04       0.65       0.43        1.93
                                                        -------       ------    -------    -------    --------

Less distributions
  Dividends from net investment
    income .......................................        (0.77)       (0.75)     (0.72)     (0.73)      (0.82)
  Distributions from capital gains ...............        (0.14)        0.00      (0.26)      0.00        0.00
  Distributions from return of capital ...........         0.00         0.00       0.00       0.00        0.00
                                                        -------       ------    -------    -------    --------
      Total distributions ........................        (0.91)       (0.75)     (0.98)     (0.73)      (0.82)
                                                        -------       ------    -------    -------    --------

Net asset value, end of year .....................      $ 10.56      $ 10.80    $ 10.51    $ 10.84    $  11.14
                                                        =======      =======    =======    =======    ========

Total return+ ....................................         6.50%       10.40%      6.47%      3.91%      19.73%

Ratios/Supplemental Data
  Net assets, end of period (in 000's) ...........      $ 5,714      $ 5,812    $ 5,966    $ 6,003    $  4,701
  Ratio of expenses to average
    net assets* ..................................         1.39%        1.34%      1.17%      1.42%       1.38%
  Ratio of net investment
    income to average net assets* ................         7.31%        7.12%      6.92%      6.61%       7.83%
  Portfolio turnover .............................         6.50%       45.20%     11.70%     51.40%      59.30%

* Average net assets have been computed based on the aggregate value of the fund's daily net assets.
+ Total return calculation does not reflect sales load.

                           THE TAX EXEMPT BOND FUND:

Financial Highlights
------------------------------------------------------------------------------------------------------------------------------------
The tables below set forth financial data for a share of capital stock outstanding throughout each period presented.

                                                                     IAA Trust
                                                              Tax Exempt Bond Fund, Inc.

                                                                 Years Ended June 30,
                                                     ----------------------------------------------
                                                       1995      1994     1993      1992      1991
                                                     -------    ------   ------   -------   -------
Net asset value, beginning of year.................  $  8.19    $  9.11  $  8.78  $  8.44   $  8.32
                                                     -------    -------  -------  -------   -------

  Income from investment operations
  Net investment income............................     0.39       0.39     0.46     0.49      0.52
  Net gains or losses on securities (both
    realized and unrealized).......................     0.20      (0.54)    0.33     0.34      0.13
                                                     -------    -------  -------  -------   -------
      Total from investment operations.............     0.59      (0.15)    0.79     0.83      0.65
                                                     -------    -------  -------  -------   -------

Less distributions
  Dividends from net investment
    income.........................................    (0.39)     (0.39)   (0.46)   (0.49)    (0.53)
  Distributions from capital gains.................    (0.03)     (0.38)    0.00     0.00      0.00
                                                     -------    -------  -------  -------   -------
      Total distributions..........................    (0.42)     (0.77)   (0.46)   (0.49)    (0.53)
                                                     -------    -------  -------  -------   -------

Net asset value, end of year.......................  $  8.36    $  8.19  $  9.11  $  8.78   $  8.44
                                                     =======    =======  =======  =======   =======

Total return+  ....................................     7.51%     (1.86%)   9.19%   10.05%     8.05%

Ratios/Supplemental Data
  Net assets, end of period (in 000's).............  $18,833    $19,095  $20,026  $17,872   $16,035
  Ratio of expenses to average
    net assets* ...................................     1.06%      1.15%    1.03%    0.95%     0.83%
  Ratio of net investment
    income to average net assets* .................     4.79%      4.47%    5.11%    5.65%     6.17%
  Portfolio turnover ..............................    24.89%     41.94%   39.60%   20.30%     6.30%

                                                                 Years Ended June 30,
                                                     ---------------------------------------------
                                                       1990     1989      1988     1987      1986
                                                     ------   -------   -------  -------   -------
Net asset value, beginning of year.................  $  8.41  $  8.15   $  8.09  $  8.10   $  7.56
                                                     -------  -------   -------  -------   -------
  Income from investment operations
  Net investment income............................     0.52     0.54      0.54     0.51      0.57
  Net gains or losses on securities (both
    realized and unrealized).......................    (0.09)    0.26      0.06    (0.01)     0.54
                                                     -------  -------   -------  -------   -------
      Total from investment operations.............     0.43     0.80      0.60     0.50      1.11
                                                     -------  -------   -------  -------   -------

Less Distributions
  Dividends from net investment
    income.........................................    (0.52)   (0.54)    (0.54)   (0.51)    (0.57)
  Distributions from capital gains.................     0.00     0.00      0.00     0.00      0.00
                                                     -------  -------   -------   ------    ------
      Total distributions..........................    (0.52)   (0.54)    (0.54)   (0.51)    (0.57)
                                                     -------  -------   -------   ------    ------

Net asset value, end of year.......................  $  8.32  $  8.41   $  8.15  $  8.09   $  8.10
                                                     =======  =======   =======  =======   =======
Total return+ .....................................     5.24%   10.15%     7.69%    6.18%    15.21%

Ratios/Supplemental Data
  Net assets, end of period (in 000's).............  $14,957  $14,307   $12,906  $13,328   $ 6,617
  Ratio of expenses to average
    net assets* ...................................     0.90%    0.91%     0.89%    1.02%     1.20%
  Ratio of net investment
    income to average net assets* .................     6.22%    6.51%     6.66%    6.27%     7.25%
  Portfolio turnover...............................    23.50%   12.70%    16.40%   13.90%    39.90%

* Average net assets have been computed based on the aggregate value of the fund's daily net assets.
+ Total return calculation does not reflect sales load.

                             THE MONEY MARKET FUND:


                                                                     IAA Trust
                                                               Money Market Fund, Inc.

                                                                    Years Ended June 30,
                                                     ------------------------------------------------
                                                       1995      1994       1993      1992       1991
                                                     -------    -------    ------   --------   --------
Net asset value, beginning of year.................  $  1.00    $  1.00    $  1.00  $   1.00  $    1.00
                                                     -------    -------    ------   --------   --------

  Income from investment operations
  Net investment income............................     0.05       0.03       0.02      0.03       0.06
                                                     -------    -------    ------   --------   --------

      Total from investment operations.............     0.05       0.03       0.02      0.03       0.06
                                                     -------    -------    ------   --------   --------
  Less distributions
  Dividends from net investment
    income.........................................    (0.05)     (0.03)     (0.02)    (0.03)     (0.06)
                                                     -------    -------    ------   --------   --------

      Total distributions..........................    (0.05)     (0.03)     (0.02)    (0.03)     (0.06)
                                                     -------    -------    ------   --------   --------

Net asset value, end of year.......................  $  1.00    $  1.00    $  1.00  $   1.00    $  1.00
                                                     =======    =======    =======  ========   ========

Total return.......................................     4.85%      2.86%      2.41%     3.49%      6.40%

Ratios/Supplemental Data
  Net assets, end of period (in 000's).............  $36,415    $38,699    $33,302  $ 10,191    $19,839
  Ratio of expenses to average
    net assets*+ ..................................     0.73%      0.56%      0.58%     1.32%      1.03%
  Ratio of net investment
    income to average net assets* .................     4.80%      2.83%      2.67%     3.60%      6.26%

                                                                    Years Ended June 30,
                                                     --------------------------------------------------
                                                       1990      1989       1988      1987       1986
                                                     -------    -------    ------   --------   --------
Net asset value, beginning of year.................  $  1.00    $  1.00    $  1.00  $   1.00  $    1.00
                                                     -------    -------    -------  --------   --------

  Income from investment operations
  Net investment income............................     0.07       0.08       0.06      0.05       0.07
                                                     -------    -------    -------  --------   --------

      Total from investment operations.............     0.07       0.08       0.06      0.05       0.07
                                                     -------    -------    -------  --------   --------
  Less distributions
  Dividends from net investment
    income.........................................    (0.07)     (0.08)     (0.06)    (0.05)     (0.07)
                                                     -------    -------    -------  --------   --------

      Total distributions..........................    (0.07)     (0.08)     (0.06)    (0.05)     (0.07)
                                                     -------    -------    -------  --------   --------

Net asset value, end of year.......................  $  1.00    $  1.00    $  1.00  $   1.00    $  1.00
                                                     =======    =======    =======  ========   ========

Total return.......................................     7.74%      7.90%      5.90%     5.12%      6.75%

Ratios/Supplemental Data
  Net assets, end of period (in 000's).............  $21,920    $17,421    $14,211  $ 16,875    $21,485
  Ratio of expenses to average
    net assets*+ ..................................     1.05%      1.28%      1.28%     1.24%      1.12%
  Ratio of net investment
    income to average net assets* .................     7.49%      7.58%      5.74%     5.01%      6.55%

* Average net assets have been computed based on the aggregate value of the fund's daily net assets.
+ After voluntary waiver of advisory fees. Before voluntary waiver of advisory fees, the ratio of expenses to average net assets was .97%, 1.06% and 1.02% for the years ended June 30, 1995, June 30, 1994 and June 30, 1993 respectively.

                         PERFORMANCE CALCULATIONS

From time to time, the Funds may advertise performance measures such as total percentage increase, total return, and yield. Whenever total percentage increase or yield is advertised, total return will be advertised as well. The following is a brief explanation of how these figures are obtained.

Yields


With respect to the Asset Allocation Fund and the Tax Exempt Bond Fund, yield is a measure of the total current income for the 30-day period ended on the given date, stated as a percentage of the original investment. With respect to the Money Market Fund, yield is a measure of the total current income for the 7-day period ended on the given date. This percent is annualized and compounded, which means that the income is assumed to be earned and reinvested over a one-year period. Effective yield is computed in the same manner, except that income is assumed to have been reinvested over a one-year period. Yield differs from total percentage increase and total return since it only considers current income and does not take into account gains or losses on securities held by a Fund.

With respect to the Tax Exempt Bond Fund, tax-equivalent yield is the yield which would be required from a fund whose income is subject to Federal income tax in order to equal the amount of after-tax income received by a shareholder based on the tax exempt yield of this Fund. The rate simplifies the comparison of yields of tax exempt funds with yields of taxable funds.

Total Percentage Increase

Total percentage increase is calculated for the specified periods of time by assuming a hypothetical investment of $1,000 in a Fund's shares after deducting the maximum sales charge of 3% (if applicable). Each dividend or other distribution is treated as having been reinvested at net asset value on the reinvestment date. The percentage increases stated are the percent that an original investment would have increased during the applicable period.

Total Return

Total return is calculated in the same way as the total percentage increase except that it is stated in terms of a level one-year compound rate of return (all earnings reinvested on an annual basis) over the investment period.

Advertisements of the Funds' performance may also include the ending value of the illustrated investment for the period stated. This is the amount that would be received by a shareholder who sold all shares at the end of the stated period.

The inclusion of the maximum sales charge in the above computations results in lower performance figures than would be obtained by excluding this sales charge. The above performance measures are based on historical earnings and are not intended to indicate future performance.


                            WHAT ARE THE FUNDS

The Funds are companies engaged in the business of investing the money of their shareholders. Each Fund sells shares of its own stock to the public and invests the proceeds in the securities of other companies. In other words, when you purchase shares of a Fund, your money is pooled with that of others and is invested in a professionally managed investment portfolio.

The Funds are technically known as diversified, open-end management investment companies, meaning that they are:

 "Diversified" because each invests in securities of different companies and industries in an attempt to spread and reduce the risks inherent in all investing. Diversification, however, does not imply that an investor's capital will increase or that the purchase of Fund shares involves a preservation of original capital and a protection against loss in value.

 "Open-end" in that a Fund continually offers new shares for sale to the public and is legally obligated to buy back such shares held by an investor and pay the investor the next determined net asset value of the shares. This open-end type of investment company is commonly called a mutual fund.

 "Management Investment Company" because upon the advice of professional investment managers, a Fund continuously reviews, and from time to time changes, its portfolio holdings in an effort to achieve its investment objective.

The Funds are separate Maryland corporations. The Growth Fund (IAA Trust Growth Fund, Inc.) was organized on August 5, 1965. The Asset Allocation Fund (IAA Trust Asset Allocation Fund, Inc.; formerly IAA Trust Income Fund, Inc.) and the Tax Exempt Bond Fund (IAA Trust Tax Exempt Bond Fund, Inc.) were organized on March 20, 1978. The Money Market Fund (IAA Trust Money Market Fund, Inc.) was organized on April 14, 1981.

Investment companies operate pursuant to their objectives and policies and such objectives and policies may differ from fund to fund. The Funds' investment objectives and policies are set forth below.

The value of each Fund's shares (with the exception of the Money Market Fund) fluctuate because the value of the securities in which each Fund invests fluctuate. When the Funds sell portfolio securities, they may realize a gain or a loss depending on whether they sell them for more or less than their cost. The Funds will earn dividend or interest income to the extent that they receive dividends or interest from their investments.


                 WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES

THE GROWTH FUND:

The investment objective of the Growth Fund is capital growth. Current income through the receipt of interest or dividends from investments will be secondary to this Fund's goal of capital growth. Thus, the Fund is not intended for investors whose principal objective is dividend income. Achievement of the Fund's objective cannot be assured, but through professional management, the Fund will seek to obtain results which are in keeping with its objective. Although the portfolio of the Fund may be restructured at times for temporary defensive purposes, it is the intention of the Board of Directors that no material change of a permanent nature will be made in the Fund's investment objective without the approval of the holders of at least a majority of the Fund's outstanding capital stock.

The Growth Fund's investment policy is to invest principally in common stocks and securities with equity characteristics, such as convertible preferred stocks and convertible bonds; however, it may invest fully in common stocks or securities with equity characteristics. To a lesser extent, the Fund may also invest in bonds and preferred stocks when deemed prudent. The Fund may adopt a temporary defensive position when it deems advisable due to a change in economic conditions. This may be done by establishing and maintaining a reserve in: cash; short-term U.S. Government bonds, bills or notes; prime commercial paper of major companies; and certificates of deposit issued by major banks, for the purpose of providing working capital, funds for possible redemption of shares, or to enable the Fund to take advantage of buying opportunities. The adoption of any such temporary defensive position will be on a temporary basis and will not be utilized to change the long-term investment objective and policies of the Fund. The word "temporary" as used in the preceding sentence should not be read as having a fixed meaning in the sense that it designates any fixed period of time.

When investing in fixed income securities, the Growth Fund's management intends to invest in those securities which are rated at the time of purchase within the four highest grades assigned by Moody's Investors Service, Inc. ("Moody's") ("Aaa", "Aa", "A", or "Baa") or Standard & Poor's Corporation ("S&P") ("AAA", "AA", "A", or "BBB"); or in those securities, although not rated as a matter of policy by either of the above two ratings services, which are considered by management to have investment quality comparable to securities that fall within the four highest grades assigned by the above two rating services. While fixed income securities rated "Baa" or "BBB" are regarded as having an adequate capacity to pay principal and interest, such securities lack outstanding investment characteristics and in fact have speculative characteristics as well which may be more sensitive to economic change than higher rated bonds. In the event a fixed income security held by the Fund is downgraded below a "Baa" or "BBB" rating, the Investment Adviser (IAA Trust Company) shall promptly reassess the risks involved and take such actions as it determines are in the best interests of the Fund and its shareholders. See the Appendix to the Statement of Additional Information for explanations on applicable ratings.

In seeking capital growth, the Growth Fund will constantly search for the best values and will make investment decisions based primarily upon fundamental valuation of securities. The Fund will dispose of securities held whenever, in the judgment of its management, such securities do not represent the best values for the purpose of achieving the Fund's objective. This can occur for a variety of reasons, such as an increase in the market value of a particular security to what is believed to be an unreasonably high level, a change in trend of growth which was used as a basis of purchase, what is believed to be a vulnerable general level of security prices, and other such circumstances bearing on the desirability of continuing a given investment. Under ordinary circumstances, securities will be held for periods of time sufficient to qualify for long-term capital gain treatment for Federal income tax purposes.

The Growth Fund may purchase or acquire securities of other investment companies on the open market if immediately after such purchase or acquisition, the Fund would not own in the aggregate: (1) more than 3% of the total outstanding voting stock of such other investment company; (2) securities issued by such other investment company having an aggregate value in excess of 5% of the value of the Fund's total assets; or (3) securities issued by such other investment company and all other investment companies having an aggregate value in excess of 10% of the value of the Fund's total assets. By investing in another registered investment company, there may be a duplication in fees and expenses. The Fund will only invest in repurchase agreements of domestic banks maturing in seven days or less and will not invest in repurchase agreements of broker-dealers. See "REPURCHASE AGREEMENTS" for applicable risk disclosure statements and the Appendix to the Funds' Statement of Additional Information. Repurchase agreements create a risk for a Fund which invests in such instruments issued by a party which subsequently initiates bankruptcy proceedings. While the Fund has a right to dispose of the collateral securities and, therefore, views such risk as minimal, there is a risk that the Fund may suffer a loss upon the disposition of the collateral securities due to a delay in exercising such right. There is an inverse relationship between interest rates and the price of debt securities and therefore, the net asset value of the Fund will fluctuate accordingly to the extent that it holds debt. The overall flexibility discussed in this paragraph is of major importance to the Fund's investment policies. The investment policies set forth in this paragraph are non-fundamental and therefore may be changed by the Board of Directors.

THE ASSET ALLOCATION FUND:

The primary investment objective of the Asset Allocation Fund is growth of capital with current income. The Fund seeks to achieve its objective by following an asset allocation strategy utilizing a wide range of equity, debt, and money market securities. Asset classes and securities strategies selected will be those that the Investment Adviser believes offer the greatest potential for maximizing total return.

Income and capital appreciation will be derived from the Asset Allocation Fund's investment in common stocks and fixed income securities consisting of bonds, preferred stocks, and short-term obligations. Short-term obligations are instruments maturing in one year or less (measured from the time of investment) and include: obligations of or guaranteed by the U.S. Government, its agencies or instrumentalities; certificates of deposit of domestic banks; commercial paper rated in the top two grades -- "Prime-1" or "Prime-2" by Moody's or "A-1" or "A-2" by S&P; non-convertible corporate debt securities such as bonds, notes and debentures which are rated in the top two grades -- "Aaa" or "Aa" by Moody's or "AAA" or "AA" by S&P; negotiable certificates of deposit of savings and loan associations; and repurchase agreements. Fixed income securities may have equity conversion privileges or other equity features, including attached warrants or rights.

When investing in fixed income securities, the Asset Allocation Fund's management intends to invest in those securities which are rated at the time of purchase within the four highest grades assigned by Moody's ("Aaa", "Aa", "A", or "Baa") or S&P ("AAA", "AA", "A", or "BBB"); or in those securities, although not rated as a matter of policy by either of the above two rating services, which are considered by management to have investment quality comparable to securities that fall within the four highest grades assigned by the above two rating services. While fixed income securities rated "Baa" or "BBB" are regarded as having an adequate capacity to pay principal and interest, such securities lack outstanding investment characteristics and in fact have speculative characteristics as well which may be more sensitive to economic change than higher rated bonds. In the event a fixed income security held by the Fund is downgraded below a "Baa" or "BBB" rating, the Investment Adviser shall promptly reassess the risks involved and take such actions as it determines to be in the best interest of the Fund and its shareholders. See the Appendix to the Statement of Additional Information for explanations on applicable ratings.

Although it is not the intent of the Asset Allocation Fund's management to trade for short-term profits, purchases and sales of securities will be made whenever management deems it would contribute to the achievement of the Fund's objective. The Fund will be invested in securities representing a number of different industry classifications and does not intend to concentrate its investments in a particular industry. In addition to domestic securities, the Fund may invest in Canadian and other foreign securities, both corporate and government, which are payable in United States dollars. To the extent that the Fund does invest in foreign securities, such investments may be subject to special risks, such as changes in the administration or economic and monetary policies of foreign governments. However, the Fund will not invest as much as 5% of its total assets in foreign securities.

The Asset Allocation Fund may purchase or acquire securities of other investment companies on the open market if immediately after such purchase or acquisition, the Fund would not own in the aggregate: (1) more than 3% of the total outstanding voting stock of such other investment company; (2) securities issued by such other investment company having an aggregate value in excess of 5% of the value of the Fund's total assets; or (3) securities issued by such other investment company and all other investment companies having an aggregate value in excess of 10% of the value of the Fund's total assets. By investing in another registered investment company, there may be a duplication in fees and expenses. The Fund will only invest in repurchase agreements of domestic banks maturing in seven days or less and will not invest in repurchase agreements of broker-dealers. See "REPURCHASE AGREEMENTS" for applicable risk disclosure statements and the Appendix to the Funds' Statement of Additional Information. Repurchase agreements create a risk for a Fund which invests in such instruments issued by a party which subsequently initiates bankruptcy proceedings. While the Fund has a right to dispose of the collateral securities and, therefore, views such risk as minimal, there is a risk that the Fund may suffer a loss upon the disposition of the collateral securities due to a delay in exercising such right. There is an inverse relationship between interest rates and the price of debt securities and therefore, the net asset value of the Fund will fluctuate accordingly to the extent that it holds debt. The investment policies set forth in this section are non-fundamental and, therefore, may be changed by the Board of Directors.

THE TAX EXEMPT BOND FUND:

The investment objective of the Tax Exempt Bond Fund is to seek as high a level of current interest income exempt from Federal income taxes as is available from municipal bonds, consistent with the conservation of capital. The Fund's investments (and thus the value of shares held by shareholders) will be subject to the market fluctuations and risks inherent in all securities, and there can be no assurance that the Fund's stated objective will be realized. Although the investment objective of the Fund may be changed by the Board of Directors, it is the intention of the Board that no material change of a permanent nature will be made in the Fund's investment objective without the approval of the holders of at least a majority of the Fund's outstanding capital stock.

The Tax Exempt Bond Fund will seek to achieve its objective by investing substantially all of its assets in a diversified portfolio of debt obligations issued by or on behalf of states, territories or possessions of the United States and the District of Columbia or their political subdivisions, agencies and instrumentalities, or multi-state agencies or authorities, the interest from which is exempt from Federal income taxes in the opinion of bond counsel to the issuers. Under normal market conditions, the Fund will maintain at least 80% of its net assets in tax exempt municipal bonds (not including assets invested in temporary investments for defensive purposes-- see following paragraph). This 80% limitation is considered a fundamental policy and may be changed only in the manner by which other fundamental policies may be changed; by the approval of the holders of at least a majority of the Fund's outstanding capital stock. The Fund's assets will consist of: (1) municipal bonds which are rated at the time of purchase within the four highest grades assigned by Moody's ("Aaa", "Aa", "A", or "Baa") or S&P ("AAA", "AA", "A", or "BBB"), or in those municipal bonds, although not rated as a matter of policy by either of the above two rating services, which are considered by management to have investment quality comparable to municipal bonds that fall within the four highest grades assigned by the above two rating services (municipal bonds rated "Baa" or "BBB" have speculative characteristics); (2) temporary investments as described below; and
(3) cash. While ratings at the time of purchase will determine which securities may be acquired, a subsequent reduction in rating will not require the Fund to dispose of the securities. No limitations are imposed as to the percentage of the Fund's assets which may be invested among Moody's or S&P's highest four ratings; however, the Fund will not invest more than 20% of its net assets (measured at the time of investment) in municipal bonds which are not rated, or in taxable investments, or in investments subject to the alternative minimum tax.

Pending investment of proceeds from the sale of the Tax Exempt Bond Fund's shares, the changing of portfolio composition, and from time to time when deemed appropriate by the Investment Adviser for defensive purposes, the Fund may invest in temporary investment securities. Temporary investment securities consist of: (1) notes issued by or on behalf of municipal issuers backed by the Federal Government; (2) notes of issuers having, at the time of purchase, an outstanding issue of municipal bonds rated within the four highest grades of Moody's or S&P; (3) municipal notes rated at the time of purchase within the two highest grades assigned by Moody's ("MIG-1" and "MIG-2"); (4) obligations of the United States Government, its agencies or instrumentalities; (5) bonds, notes and certificates rated within the four highest grades of Moody's or S&P; (6) commercial paper rated within the two highest grades assigned by Moody's ("P- 1" or "P-2") or by S&P ("A-1 or "A-2"); and (7) debt securities (including repurchase agreements) issued or guaranteed by domestic banks having investment quality, in management's opinion, comparable to debt securities of the type described in category (5) above. The income from the securities described in categories (4) through (7) above, is subject to Federal income taxes. Consequently, interest income from temporary investments may be taxable to shareholders as ordinary income. The investment policies set forth in this paragraph are non-fundamental and therefore may be changed by the Board of Directors.

The Tax Exempt Bond Fund may purchase or acquire securities of other investment companies on the open market if immediately after such purchase or acquisition, the Fund would not own in the aggregate: (1) more than 3% of the total outstanding voting stock of such other investment company; (2) securities issued by such other investment company having an aggregate value in excess of 5% of the value of the Fund's total assets; or (3) securities issued by such other investment company and all other investment companies having an aggregate value in excess of 10% of the value of the Fund's total assets. By investing in another registered investment company, there may be a duplication in fees and expenses. The Fund will only invest in repurchase agreements of domestic banks maturing in seven days or less and will not invest in repurchase agreements of broker-dealers. See "REPURCHASE AGREEMENTS" for applicable risk disclosure statements and the Appendix to the Funds' Statement of Additional Information. There is an inverse relationship between interest rates and the price of debt securities and therefore, the net asset value of the Fund will fluctuate accordingly.

In general, municipal bonds purchased by the Tax Exempt Bond Fund are debt obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities. They are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as: airports; bridges; highways; hospitals; housing; mass transportation; schools; streets; and water and sewer works. Other public purposes for which municipal bonds may be issued include obtaining funds for general operating expenses, and obtaining funds to lend to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide: privately-operated housing facilities; airports; mass transit; industrial, port or parking facilities; air or water pollution control facilities; and certain facilities for water supply, gas, electricity, or sewage or solid waste disposal. Other types of facilities and certain industrial development bonds, the proceeds of which are used for the acquisition, construction, reconstruction or improvement of or to provide equipment for privately-operated industrial or commercial facilities, may qualify as municipal bonds, although current Federal tax laws place substantial limitations on the size of such funds. Moreover, when an industrial development bond is backed only by the assets and revenue of the non-governmental user, then such non-governmental user is deemed to be the issuer.

The two principal classifications of municipal bonds are "general obligation bonds" and "revenue bonds". General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. The taxes or special assessments that can be levied for the payment of debt service may be limited or unlimited as to rate or amount. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Tax exempt industrial development bonds are in most cases revenue bonds and do not generally carry the pledge of the credit of the insurer of such bonds. There are, of course, variations in the security of municipal bonds, both within a particular classification and between classifications. The Fund's portfolio may consist of any combination of general obligation bonds, revenue bonds, and industrial revenue bonds, and it can be expected that the ratios of such bonds will vary from time to time.

Yields on municipal bonds are dependent on, among other things, general money market conditions, conditions of the municipal bond market, size of a particular offering, maturity of the obligation, the financial condition of the issuer, and the rating of the issue. Additionally, the imposition of the Fund's management fee, as well as other operating expenses, will have the effect of reducing the yield to investors. Proposals have been introduced periodically before Congress to restrict or eliminate the Federal income tax exemption for interest on municipal bonds. Similar proposals may be introduced in the future. If such a proposal was enacted, the availability of municipal bonds for investment by the Fund and the value of the Fund's portfolio would be affected. In such event, the Fund would reevaluate its objective and policies and consider recommending to its shareholders changes in the structure of the Fund.

THE MONEY MARKET FUND:

The investment objective of the Money Market Fund is to earn as high a level of current income as possible, consistent with maintaining liquidity and stability of principal. In pursuing its objective, the Fund may not always purchase securities offering the highest yield. The Fund will only invest in high-quality rated securities or unrated securities determined by the Board of Directors to be of high-quality and present minimum credit risk. There can be no assurance that the Fund's stated objective will be realized. Although the investment objective of the Fund may be changed by the Board of Directors, it is the intention of the Board that no material change of a permanent nature will be made in the Fund's investment objective without the approval of the holders of at least a majority of the Fund's outstanding capital stock.

The Money Market Fund seeks to achieve its objective by investing in the following types of money market instruments, which are maturing in one year or less, measured from the time of investment:

 Obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities.

 Certificates of deposit of domestic banks in amounts (currently $100,000) that are fully insured by The Federal Deposit Insurance Corporation ("The FDIC") and, for larger amounts, bank certificates of deposit or bankers acceptances of domestic banks having total assets in excess of $1 billion and which are members of The FDIC. The Fund may purchase both negotiable and non-negotiable certificates of deposit. Non-negotiable certificates of deposit are not purchased or sold in a secondary trading market and must be held to maturity unless, at the request of the Fund, the issuer agrees to redeem them earlier, possibly at less than par. Accordingly, the Fund will not invest more than 10% of its net assets in non-negotiable certificates of deposit or in other illiquid, restricted securities so that this potential liquidity risk will be minimal.

 Commercial paper rated in the top grade by two nationally recognized statistical rating organizations (NRSRO's) one of which must be either Moody's Investors Service, Inc., or Standard & Poor's Corporation.

 Non-convertible corporate debt securities such as bonds, notes and debentures which are rated in the top grade -- "Aaa" by Moody's or "AAA" by S&P.

 Negotiable certificates of deposit of savings and loan associations in amounts (currently $100,000) that are fully insured by The FDIC.

 Repurchase agreements of obligations which are suitable for investment under the categories set forth above and issued by a member bank or certain broker/dealers who have been approved by the Board of Directors and are participating in the Federal Reserve System. The Fund will only invest in repurchase agreements maturing in seven days or less. Repurchase agreements create a risk for a Fund which invests in such instruments issued by a party which subsequently initiates bankruptcy proceedings. While the Fund has a right to dispose of the collateral securities and, therefore, views such risk as minimal, there is a risk that the Fund may suffer a loss upon the disposition of the collateral securities due to delay in exercising such right.

 The Fund may purchase or acquire securities of other investment companies on the open market if immediately after such purchase or acquisition, the Fund would not own in the aggregate: (1) more than 3% of the total outstanding voting stock of such other investment company; (2) securities issued by such other investment company having an aggregate value in excess of 5% of the value of the Fund's total assets; or (3) securities issued by such other investment company and all other investment companies having an aggregate value in excess of 10% of the value of the Fund's total assets. By investing in another registered investment company, there may be a duplication in fees and expenses.

The investment policies set forth in this section for the Money Market Fund are non-fundamental and, therefore, may be changed by the Board of Directors.


                           REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which the Funds purchase a security (usually a U.S. Government obligation) and simultaneously obtain the commitment of the seller to repurchase the security at an agreed upon price on an agreed upon date, usually not more than seven days from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the purchased security. Such transactions afford an opportunity for a Fund to earn a return on cash which is only temporarily available. The Fund's risk is limited to the ability of the seller to pay the agreed upon sum upon the delivery date, but the seller's obligation is in effect secured by the value of the underlying security.

Still, there are certain risks involved with the use of certain repurchase agreements. For example, if the seller should default on its obligation to repurchase the securities, a Fund may experience delay or difficulties in exercising its rights upon the securities held as collateral and might incur a loss if the value of the securities should decline. A Fund also might incur disposition costs in connection with liquidating the securities. While the Funds acknowledge these risks, it is expected that they can be controlled through careful monitoring procedures offered by the Funds' Investment Adviser.

                           WHO MANAGES THE FUNDS

The operations of each Fund are under the direction of a Board of Directors who have been elected by the shareholders of each Fund. The Board meets regularly to review the activities of the Officers, who are responsible for day to day operations of the Funds. To assist the Directors and Officers in carrying out their duties and responsibilities, the Funds have employed IAA Trust Company ("IAATC"), 808 IAA Drive, Bloomington, Illinois, as their Investment Adviser under written Agreements which are renewable annually by the Funds' Board of Directors or by votes of a majority of each Fund's outstanding voting securities. Any such renewals must also be approved by the votes of a majority of each Fund's Directors, who are not parties to the Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approvals. The Agreements may be terminated without penalty at any time by the Board of Directors of a Fund, or by votes of the shareholders, or by IAATC upon sixty days written notice, and they terminate automatically in the event of their assignment. IAATC was organized on December 30, 1970 and has no investment company clients other than the IAA Trust Mutual Funds discussed herein. Illinois Agricultural Holding Co. owns all of the outstanding voting securities of IAATC. Approximately 98% of the issued and outstanding voting stock of the Illinois Agricultural Holding Co. is owned by the Illinois Agricultural Association ("IAA"). IAA is an Illinois not-for-profit membership corporation organized to promote the interest of agriculture.


IAATC, subject to the authority of the Board of the Funds, is generally responsible for the overall management of the Funds' business. For these services performed and expenses assumed, the Growth Fund and the Asset Allocation Fund each pay IAATC an annual fee of approximately .75% of their respective average daily net assets. These fees are considered higher than the advisory fees paid by most other mutual funds; however, these fees are comparable with those of other mutual funds with similar investment objectives. The Tax Exempt Bond Fund and the Money Market Fund each pay IAATC an annual fee of approximately .50% of their respective average daily net assets. All of these fees are computed on a daily basis and are paid monthly. Neither IAATC nor any company affiliated with it receives any brokerage commissions from the Funds, as such business is transacted with non-affiliated broker-dealers.

The following persons who are Officers and/or Directors of the Funds also hold positions with IAATC as indicated: Ronald R. Warfield, Director and President; Wayne A. Brown, Senior Vice President--Investments; Gary E. Mede, Executive Vice President; Richard M. Miller, Senior Vice President and Senior Trust Officer; Rollie D. Moore, Director and Vice President; Paul M. Harmon, Assistant Secretary; Jerome P. Weiss, Secretary and General Counsel; Robert W. Weldon, Vice President--Finance and Treasurer; Richard F. Day, Controller.

                          IAA TRUST FUNDS APPLICATION

1. AMOUNT INVESTED ($1,000 minimum for IAA Trust Money Market, $100 minimum for other Funds)
   FORM OF PAYMENT - INITIAL INVESTMENT [ ] IAA Trust Growth Fund
    [ ] Check for $                         enclosed - payable to FUND(s)
    [ ] NAV Purchase     [ ] Farm Bureau Member - Membership No.   [ ] IAA Trust
Asset Allocation Fund
               [ ] Customer of IAA Trust Company
               [ ] Employee of IAA or affiliate         [ ] IAA Trust Tax Exempt
Bond Fund
    [ ] Broker/Dealer
    [ ] My Dealer purchased      of the FUND on      [ ] IAA Trust Money Market
                                                         Fund
         Shares                                                        Date

2.  REGISTRATION (Please Print)
    INDIVIDUAL *(Joint ownership with rights of survivorship unless otherwise noted)

         First name                              Middle Initial                                    Last Name


         Social Security #



    Jt. Owner First Name*            Middle Initial                                    Last Name
     Social Security #

    GIFT TO MINORS


       Name of Custodian (name one only)                                 As Custodian For
      (name one only)

    Under the                 Uniform Gift to Minors Act               Minor's Social Security #
                                         State


    CORPORATIONS, PARTNERSHIPS, TRUSTS and OTHERS (complete Corporate Resolution)


      Name of Corporation, Partnership, Trust or Other


       Tax I.D. #                                                                 Name of Trustee(s)

      Date of Trust

    Citizen of: [ ] United States [ ] Other (Please Indicate)

3.  MAILING ADDRESS OF RECORD AND TELEPHONE NUMBER(S)


       Street Address & Apt. #            City                                      State
                Zip

    (         )                                                                                    (         )
    Residence Number                                                                             Business Number

4. DISTRIBUTION OPTIONS (Please indicate one - Distributions will be reinvested if no option is checked)
    [ ] Automatic Compounding (dividends & capital gains in additional shares)
    [ ] Cash Dividends (dividends in cash, capital gains in additional shares)
    [ ] All Cash (dividends & capital gains in cash)

5.  RIGHTS OF ACCUMULATION
    I apply for Rights of Accumulation, reduced sales charges subject to the Agent's confirmation of the following holdings of eligible load Funds  of the FUND(s).
    Fund                     Shareholder                        Account Number





6.  SYSTEMATIC WITHDRAWAL PLAN (Minimum investment $5,000)
    A check will be sent each [ ] month or   [ ] quarter in the amount of $          to you at your address of record unless
     otherwise noted.
    Monthly minimum amount is $25.00.

7.  TELEPHONE EXCHANGE and REDEMPTION OPTION
    [ ] Permits exchanges between accounts with identical registrations.
    [ ] I (we)authorize Fund/Plan Services to honor telephone instructions for my(our) account. Neither the Fund nor Fund/Plan Services will be liable for properly acting upon telephone instructions believed to be genuine.
        Please attach a voided check on the Transfer account or complete below.


       Name of Bank                                              City                 State


       Account Number           [ ] Checking      [ ] Savings                               Bank Routing Number (nine digits)

8.  SIGNATURE AND CERTIFICATION
    Required by Federal tax law to avoid 31% backup withholding: "By signing, I certify under penalties of perjury that the social security or taxpayer identification number entered above is correct and that I have not been notified by the IRS that I am subject to backup withholding unless I have checked  the box  below."
    [ ] I am subject to backup withholding.  Receipt of current prospectus is hereby acknowledged.


    Signature            [ ] Owner            [ ] Custodian             [ ] Trustee                    Date


    Signature of Joint Owner (if applicable)                                                           Date

9.  INVESTMENT DEALER INFORMATION


    Firm Name                                               Rep. Name & Number              Authorized Signature


    Street Address                                                                  City             State                    Zip




                     AUTOMATIC INVESTMENT PLAN APPLICATION


1. Please tell us about yourself



     First name                            Middle Initial                                    Last Name


Social Security #



  Jt. Owner First Name*            Middle Initial                                    Last Name
Social Security #



     Street Address & Apt. #                             City                           State                             Zip


  (       )                                                                                   (       )
  Residence Number                                                                          Business Number


2. Please tell us how to set up your Automatic Investment Plan

To:  Fund/Plan Services, Inc.

Please start an Automatic Investment Plan for me and invest $               ($100 or more) on the

[  ] 10th     [   ] 15th     [   ] 20th   of each month in shares of the IAA TRUST GROWTH FUND, INC.

Check one:    [   ]  I am in the process of establishing an account.
              [   ]  My account number is:


I understand that my ACH debit will be dated on the day of each month as indicated above. I agree that if such debit is not honored upon presentation, Fund/Plan Services, Inc. may discontinue this service and any share purchase made upon deposit of such debit may be cancelled. I further agree that if the net asset value of the shares purchased with such debit is less when said purchase is cancelled than when the purchase was made, Fund/Plan Services, Inc.
shall be authorized to liquidate other shres or fractions thereof held in my account to make up the deficiency. This Automatic Investment Plan may be discontinued by Fund/Plan Services, Inc. upon 30 days written notice or at any time by the investor by written notice to Fund/Plan Services, Inc. which is received no later than five (5) business days prior to the above designated investment date.



  Signature of Owner                                                                               Date



  Signature of Joint Owner (if applicable)                                         Date


3. Please authorize the Automatic Investment Plan  (a voided check should be attached)

  Name of your Bank



  Account Number




  Address or Branch where account is maintained



  City                                                   State                                        Zip



As a convenience to me, please honor ACH debits on my account drawn by Fund/Plan Services, Inc. National Westminster Bank NJ and
payable to the Fund designated below:

                             IAA TRUST GROWTH FUND, INC.

I agree that your rights with respect to each debit shall be the same as if it were a check drawn upon you and signed personally by me. This authority shall remain in effect until you receive written notice from me changing its terms or revoking it, and until you actually receive such notice, I agree that you shall be fully protected in honoring any such debit.

     I further agree that if any debit be dishonored, whether with or without cause or whether intentionally or inadvertently, you shall be under no liability whatsoever.
Note: Your bank must be able to accept ACH transactions Depositor's Signature and/or be a member of an ACH association in order for you to use this service.


To:  The Bank named above:

So that you may comply with your Depositor's request and authorization, IAA
TRUST GROWTH FUND, INC. agrees as follows:
1. To indemnify and hold you harmless from any loss you may suffer arising or in connection with a payment by you, of a debit drawn by Fund/Plan Services, Inc.
to the order of IAA Trust Growth Fund, Inc. designated on the account of your depositor(s) executing the authorization including any costs or expenses reasonably incurred in connection with such loss. IAA Trust Growth Fund, Inc.
will not, however, indemnify you against any loss due to your payment of any debit generated against insufficient funds.

2. To refund to you any amount erroneously paid by you to Fund/Plan Services, Inc. on any such debit if claim for the amount of such erroneous payment is made by you within 3 months of the date of such debit on which erroneous payment was made.



                     AUTOMATIC INVESTMENT PLAN APPLICATION


1. Please tell us about yourself



     First name                            Middle Initial                                    Last Name
   Social Security #



  Jt. Owner First Name*            Middle Initial                                    Last Name
   Social Security #



     Street Address & Apt. #                                             City            State                             Zip


  (       )                                                                                   (       )
  Residence Number                                                                           Business Number


2. Please tell us how to set up your Automatic Investment Plan

To:  Fund/Plan Services, Inc.

Please start an Automatic Investment Plan for me and invest $               ($100 or more) on the

[  ] 10th     [   ] 15th     [   ] 20th   of each month in shares of the IAA TRUST ASSET ALLOCATION FUND, INC.

Check one:    [   ]  I am in the process of establishing an account.
         [   ]  My account number is:


I understand that my ACH debit will be dated on the day of each month as indicated above. I agree that if such debit is not honored upon presentation, Fund/Plan Services, Inc. may discontinue this service and any share purchase made upon deposit of such debit may be cancelled. I further agree that if the net asset value of the shares purchased with such debit is less when said purchase is cancelled than when the purchase was made, Fund/Plan Services, Inc.
shall be authorized to liquidate other shres or fractions thereof held in my account to make up the deficiency. This Automatic Investment Plan may be discontinued by Fund/Plan Services, Inc. upon 30 days written notice or at any time by the investor by written notice to Fund/Plan Services, Inc. which is received no later than five (5) business days prior to the above designated investment date.



  Signature of Owner                                                                               Date



  Signature of Joint Owner (if applicable)                                                                       Date


3. Please authorize the Automatic Investment Plan  (a voided check should be attached)

  Name of your Bank



  Account Number




  Address or Branch where account is maintained



  City                                                                       State                                        Zip



As a convenience to me, please honor ACH debits on my account drawn by Fund/Plan Services, Inc. National Westminster Bank NJ and
payable to the Fund designated below:

                             IAA TRUST ASSET ALLOCATION FUND, INC.

I agree that your rights with respect to each debit shall be the same as if it were a check drawn upon you and signed personally by me. This authority shall remain in effect until you receive written notice from me changing its terms or revoking it, and until you actually receive such notice, I agree that you shall be fully protected in honoring any such debit.

     I further agree that if any debit be dishonored, whether with or without cause or whether intentionally or inadvertently, you shall be under no liability whatsoever. Note: Your bank must be able to accept ACH transactions Depositor's
Signature and/or be a member of an ACH association in order for you to use this service.


To:  The Bank named above:

So that you may comply with your Depositor's request and authorization, IAA
TRUST ASSET ALLOCATION FUND, INC. agrees as follows:

1. To indemnify and hold you harmless from any loss you may suffer arising or in connection with a payment by you, of a debit drawn by Fund/Plan Services, Inc.
to the order of IAA Trust Asset Allocation Fund, Inc. designated on the account of your depositor(s) executing the authorization including any costs or expenses reasonably incurred in connection with such loss. IAA Trust Asset Allocation
Fund, Inc. will not, however, indemnify you against any loss due to your payment of any debit generated against insufficient funds.

2. To refund to you any amount erroneously paid by you to Fund/Plan Services, Inc. on any such debit if claim for the amount of such erroneous payment is made by you within 3 months of the date of such debit on which erroneous payment was made.

                     AUTOMATIC INVESTMENT PLAN APPLICATION


1. Please tell us about yourself



     First name                            Middle Initial                                    Last Name
Social Security #



  Jt. Owner First Name*            Middle Initial                                    Last Name
Social Security #



     Street Address & Apt. #                                                 City                State           Zip


  (       )                                                                                   (       )
  Residence Number                                                                          Business Number


2. Please tell us how to set up your Automatic Investment Plan

To:  Fund/Plan Services, Inc.

Please start an Automatic Investment Plan for me and invest $               ($100 or more) on the

[  ] 10th     [   ] 15th     [   ] 20th   of each month in shares of the IAA TRUST TAX EXEMPT BOND FUND, INC.

Check one:    [   ]  I am in the process of establishing an account.
         [   ]  My account number is:


I understand that my ACH debit will be dated on the day of each month as indicated above. I agree that if such debit is not honored upon presentation, Fund/Plan Services, Inc. may discontinue this service and any share purchase made upon deposit of such debit may be cancelled. I further agree that if the net asset value of the shares purchased with such debit is less when said purchase is cancelled than when the purchase was made, Fund/Plan Services, Inc.
shall be authorized to liquidate other shres or fractions thereof held in my account to make up the deficiency. This Automatic Investment Plan may be discontinued by Fund/Plan Services, Inc. upon 30 days written notice or at any time by the investor by written notice to Fund/Plan Services, Inc. which is received no later than five (5) business days prior to the above designated investment date.



  Signature of Owner                                                                               Date



  Signature of Joint Owner (if applicable)                                                                   Date


3. Please authorize the Automatic Investment Plan  (a voided check should be attached)

  Name of your Bank



  Account Number




  Address or Branch where account is maintained



  City                                                     State                                        Zip



As a convenience to me, please honor ACH debits on my account drawn by Fund/Plan
Services, Inc. National Westminster Bank NJ and payable to the Fund designated below:

                             IAA TRUST TAX EXEMPT BOND FUND, INC.

I agree that your rights with respect to each debit shall be the same as if it were a check drawn upon you and signed personally by me. This authority shall remain in effect until you receive written notice from me changing its terms or revoking it, and until you actually receive such notice, I agree that you shall be fully protected in honoring any such debit.

I further agree that if any debit be dishonored, whether with or without cause or whether intentionally or inadvertently, you shall be under no liability whatsoever.
Note: Your bank must be able to accept ACH transactions Depositor's Signature and/or be a member of an ACH association in order for you to use this service.


To:  The Bank named above:

So that you may comply with your Depositor's request and authorization, IAA
TRUST TAX EXEMPT BOND FUND, INC. agrees as follows:

1. To indemnify and hold you harmless from any loss you may suffer arising or in connection with a payment by you, of a debit drawn by Fund/Plan Services, Inc.
to the order of IAA Trust Tax Exempt Bond Fund, Inc. designated on the account of your depositor(s) executing the authorization including any costs or expenses reasonably incurred in connection with such loss. IAA Trust Tax Exempt Bond
Fund, Inc. will not, however, indemnify you against any loss due to your payment of any debit generated against insufficient funds.

2. To refund to you any amount erroneously paid by you to Fund/Plan Services, Inc. on any such debit if claim for the amount of such erroneous payment is made by you within 3 months of the date of such debit on which erroneous payment was made.

                     AUTOMATIC INVESTMENT PLAN APPLICATION


1. Please tell us about yourself



     First name                            Middle Initial              Last Name
 Social Security #



  Jt. Owner First Name*            Middle Initial                    Last Name
Social Security #



     Street Address & Apt. #                                           City             State                             Zip


  (       )                                                                                   (       )
  Residence Number                                                                            Business Number


2. Please tell us how to set up your Automatic Investment Plan

To:  Fund/Plan Services, Inc.

Please start an Automatic Investment Plan for me and invest $               ($100 or more) on the

[  ] 10th     [   ] 15th     [   ] 20th   of each month in shares of the IAA TRUST MONEY MARKET FUND, INC.

Check one:    [   ]  I am in the process of establishing an account.
              [   ]  My account number is:


I understand that my ACH debit will be dated on the day of each month as indicated above. I agree that if such debit is not honored upon presentation, Fund/Plan Services, Inc. may discontinue this service and any share purchase made upon deposit of such debit may be cancelled. I further agree that if the net asset value of the shares purchased with such debit is less when said purchase is cancelled than when the purchase was made, Fund/Plan Services, Inc.
shall be authorized to liquidate other shres or fractions thereof held in my account to make up the deficiency. This Automatic Investment Plan may be discontinued by Fund/Plan Services, Inc. upon 30 days written notice or at any time by the investor by written notice to Fund/Plan Services, Inc. which is received no later than five (5) business days prior to the above designated investment date.



  Signature of Owner                                                                               Date



  Signature of Joint Owner (if applicable)                                                         Date


3. Please authorize the Automatic Investment Plan  (a voided check should be attached)

  Name of your Bank



  Account Number




  Address or Branch where account is maintained





  City                                                                State                                        Zip



As a convenience to me, please honor ACH debits on my account drawn by Fund/Plan
Services, Inc. National Westminster Bank NJ and payable to the Fund designated below:

                             IAA TRUST MONEY MARKET FUND, INC.

I agree that your rights with respect to each debit shall be the same as if it were a check drawn upon you and signed personally by me. This authority shall remain in effect until you receive written notice from me changing its terms or revoking it, and until you actually receive such notice, I agree that you shall be fully protected in honoring any such debit.

I further agree that if any debit be dishonored, whether with or without cause or wheter intentionally or inadvertently, you shall be under no liability whatsoever.
                                            Note:  Your bank must be able to accept ACH transactions
  Depositor's Signature                     and/or be a member of an ACH association in order for you to use this service.


To:  The Bank named above:

So that you may comply with your Depositor's request and authorization, IAA
TRUST MONEY MARKET FUND, INC. agrees as follows:
1. To indemnify and hold you harmless from any loss you may suffer arising or in connection with a payment by you, of a debit drawn by Fund/Plan Services, Inc.
to the order of IAA Trust Money Market Fund, Inc. designated on the account of your depositor(s) executing the authorization including any costs or expenses reasonably incurred in connection with such loss. IAA Trust Money Market Fund, Inc. will not, however, indemnify you against any loss due to your payment of any debit generated against insufficient funds.

2. To refund to you any amount erroneously paid by you to Fund/Plan Services, Inc. on any such debit if claim for the amount of such erroneous payment is made by you within 3 months of the date of such debit on which erroneous payment was made.



              MANAGEMENT'S DISCUSSION OF FUNDS' PERFORMANCE

THE GROWTH FUND:



               IAA TRUST GROWTH FUND vs. STANDARD & POOR'S INDEX

                                    [GRAPH]

             1985     1986     1987     1988     1989     1990     1991     1992     1993     1994     1995
           -------  -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
Growth     $ 9,700  $12,450  $14,286  $13,331  $16,005  $18,579  $19,577  $20,405  $22,794  $22,242  $28,176
S&P's 500   10,000   17,001   21,266   19,799   23,863   27,776   29,828   33,844   38,335   38,876   49,010

The above graph does reflect the impact of sales charges (if applicable) on purchases. The maximum sales charge is currently 3.00%.








The net asset value of the Growth Fund closed the fiscal year on June 30, 1995 at $17.23 per share. The figures below show historical compound annual returns of Fund shares with dividends reinvested.




                                         1 Year   5 Years  10 Years
                                         ------   -------  --------
Without Sales Charges                    26.68%    8.68%    11.30%

Current Maximum Sales Charges Deducted   22.87%    8.01%    10.96%



These annual returns are for prior years' performance. Returns in future periods cannot be guaranteed, and the value of Fund shares can fluctuate either above or below their original cost.

              Bruce Finks, Investment Officer for the Growth Fund: Earned a B.S. in Business Administration from Illinois State University in Normal in 1976, and is also a Chartered Financial Analyst. Mr. Finks is responsible for the management of common stock portfolios for individual and institutional clients and has been with IAA Trust Company since 1992, following fifteen years of investment management experience with banking organizations.




For the year ending June 30, 1995, the Growth Fund had a total return of 26.68% versus 26.07% for the S&P 500. According to Lipper Analytical, the average growth fund returned 21.80% over the same period of time. The Growth Fund outperformed the index and its peer group due to overweighting of the Technology and Finance sectors and underweighting Cyclicals and Staples.

THE ASSET ALLOCATION FUND:





     IAA ASSET ALLOCATION FUND vs. MERRILL LYNCH CORPORATE AND GOVERNMENT
                BOND MASTER INDEX & LIPPER-BALANCED FUNDS INDEX

                                    [GRAPH]

                    1985     1986     1987     1988     1989     1990     1991     1992     1993     1994     1995
                  -------  -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
Asset Allocation  $ 9,700  $14,551  $15,121  $16,098  $17,770  $18,928  $20,720  $23,173  $25,394  $25,574  $29,740
Merrill Lynch      10,000   15,842   16,585   17,794   20,032   21,413   23,629   26,978   30,514   30,463   34,311
Lipper-balanced    10,000   17,120   19,561   18,447   21,205   23,356   25,299   28,794   32,858   33,116   38,411

The above graph does reflect the impact of sales charges (if applicable) on purchases. The maximum sales charge is currently 3.00%.






The annualized total returns for the Asset Allocation Fund for the period ended June 30, 1995 are as follows:


                                         1 Year    5 Years  10 Years
                                         ------    -------  --------
Without Sales Charges                    16.29%    9.46%     9.39%

Current Maximum Sales Charges Deducted   12.83%    8.79%     9.06%


              John Jacobs, Investment Officer for the Asset Allocation Fund:
              Earned a B.S. in Business and Finance at Illinois Wesleyan University in Bloomington. Mr. Jacobs is also a Chartered Financial Analyst, and has served as a member of IAA Trust Company's Investment Committee. Prior to joining the Company in 1975, he was an account executive for one of the leading national brokerage firms.




              Michael E. Marks: Earned his B.S. in Business Administration from Washington University in St. Louis, his M.B.A. from Indiana University in Bloomington, and is currently pursuing the Chartered Financial Analyst certification. Prior to graduate school, he was a management consultant for Price Waterhouse's Strategic Consulting Group. Mr. Marks joined IAA Trust Company in 1993 and manages the equity portion of the Asset Allocation Fund, and the international Common Trust Funds and a number of trust accounts.



Over the past year, the Asset Allocation Fund had a return of 16.29%, in line with the Lipper Flexible Fund Index which returned 16.26%. The returns for both bonds and stocks were quite good for this period. Performance was slightly hindered by holding short-term reserves as the Fund awaited opportunities to invest long-term. The Fund's performance over the past year also closely tracked with the Lipper Balanced Fund Index which returned 15.99%.

THE TAX EXEMPT BOND FUND:




          IAA TAX EXEMPT BOND FUND vs. LEHMAN MUNI GENERAL BOND INDEX

                                    [GRAPH]

               1985     1986     1987     1988     1989     1990     1991     1992     1993     1994     1995
             -------  -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
Tax Exempt   $ 9,700  $13,422  $14,251  $15,347  $16,905  $17,791  $19,222  $21,155  $23,099  $22,669  $24,371
Lehman Muni   10,000   14,687   15,953   17,137   19,089   20,389   22,226   24,842   27,813   27,860   30,317

Note: The IAA Trust Tax Exempt Bond Fund's portfolio does not mirror the composition of the Lehman Index.
The above graph does reflect the impact of sales charges (if applicable) on purchases. The maximum sales charge is currently 3.00%.










The annualized total returns for the Tax Exempt Bond Fund for the period ended June 30, 1995 are as follows:


                                         1 Year    5 Years  10 Years
                                         ------    -------  --------
Without Sales Charges                    7.51%     6.50%     7.66%

Current Maximum Sales Charges Deducted   4.32%     5.84%     7.34%



These returns assume all dividends and capital gains distributions were reinvested and the maximum sales charge applied on initial investments. Although the Fund's income is generally exempt from Federal income taxes, it may, under certain circumstances, be subject to state income taxation. See "INCOME DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS, AND TAXES".

              Mary S. Guinane, Investment Officer for the Tax
              Exempt Bond Fund: Earned a M.B.A. at Illinois State University and a B.A. in Psychology and Sociology at St. Ambrose College. Ms. Guinane has been with IAA Trust Company since 1981.



For the year ended June 30, 1995, the Tax Exempt Bond Fund had a total return of 7.51%. Over the same period, the Lehman Municipal Bond Index had a total return of 8.82%. The Lehman Index is an unmanaged list of long-term investment-grade tax-exempt bonds. Though the Fund's duration is approximately identical, the Index has a more barbelled structure, with a greater emphasis on longer-term bonds. Those longer-term bonds had greater price appreciation since the first of the year when municipal interest rates began their decline. Also, looking at sector returns, the Index has a larger exposure than the Fund to some riskier sectors that performed very well. The Index also does not take into account brokerage commissions or other costs.


Note: The IAA Trust Tax Exempt Bond Fund's portfolio does not mirror the composition of the Lehman Index.





THE MONEY MARKET FUND:





              Robert L. Sammer, BS manages the IAA Money Market Fund. Bob received his bachelor of science degree in finance from Illinois State University in 1988 and is currently pursuing his MBA from the same institution. After working as a trust administrator for Independent Trust Corporation in Lombard, Illinois, he joined IAA Trust Company in 1991. Here, he has served as client services coordinator, corporate retirement and agency accounts coordinator and, now investment analyst.

Fund/Plan Services, Inc.

Fund/Plan Services, Inc. ("FPS"), #2 West Elm Street, Conshohocken, Pennsylvania 19428, is the Funds' Transfer and Dividend Disbursing Agent and as such performs all shareholder services for the Funds. The Funds have also entered into Agreements with FPS under which FPS provides accounting and administration services.

Administration services include all administrative services except those relating to the investment portfolios of the Funds, the distribution of the Funds, and the maintenance of the Funds' financial records. The fees for administrative services are based on a declining percentage of each Fund's average net assets, beginning at .0015% of the first $50,000,000 of average net assets. However, the Asset Allocation Fund, the Tax Exempt Bond Fund, and the Money Market Fund are each required to pay a minimum annual fee of $10,000 and the Growth Fund is required to pay a minimum annual fee of $50,000 for such services.

The Funds each pay a minimum accounting fee of $25,000 and pay additional accounting fees, based on declining percentages of their respective average net assets in excess of $10,000,000. There are no direct or indirect relationships between Fund/Plan Services, Inc. and the Funds or IAA Trust Company.


                     WHO DISTRIBUTES THE FUNDS' SHARES


Fund/Plan Broker Services, Inc. ("FPBS") serves as the Distributor for the
Funds on a best efforts basis, pursuant to various Underwriting Agreements dated August 1, 1995. The Distributor is an affiliated company of Fund/Plan Services, Inc. ("FPS"), the Funds' servicing agent, inasmuch as both the Distributor and FPS are under common ownership. The Distributor receives that portion of the applicable sales charge which is not re-allowed to the dealers who sell shares of the Growth Fund, the Asset Allocation Fund, and the Tax Exempt Bond Fund. There is no sales charge associated with the sale of shares of the Money Market Fund. See "HOW TO BUY SHARES". The Distributor retains the entire sales charge on all initial and subsequent investments in accounts with no designated dealer of record.



                            DISTRIBUTION PLANS

The shareholders of the Growth Fund, the Asset Allocation Fund, and the Tax Exempt Bond Fund have each adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Money Market Fund does not participate in any plan pursuant to this Rule. The Plan permits the participating Funds to pay certain expenses associated with the distribution of their shares. The Plan provides that the participating Funds will reimburse the Distributor for actual distribution and shareholder servicing expenses incurred by the Distributor not exceeding, on an annual basis, 0.25% of each participating Fund's average daily net assets. Amounts expended by the Distributor, but not reimbursed by each participating Fund's Plan, will not be a continuing liability of such Fund in subsequent years. Because the Funds reimburse the Distributor only for actual expenditures, the Distributor realizes no profit from the 12b-1 Plan. The Plan may be terminated at any time and the Funds shall have no liability for expenses that were not reimbursed as of the date of termination.

All such payments made pursuant to the Plan shall be made for the purpose of promoting the sale of shares or other such distribution-related expenses, including any distribution or service fees paid to securities dealers, investment advisers, financial planners, and others, who have executed a distribution agreement with the Distributor. The maximum amount which will be paid to such parties by the Distributor is 0.25% (on an annual basis) of a participating Fund's average net assets, owned by client of that party. Management may choose to pay a lesser amount.


                               CAPITAL STOCK

There are no conversion or preemptive rights in connection with any shares of the Funds, nor are there cumulative voting rights with respect to the shares of any of the Funds. Each of the Fund's shares has equal voting rights. Each issued and outstanding share of each Fund is entitled to participate equally in dividends and distributions declared by such Fund and in net assets of such Fund upon liquidation or dissolution remaining after satisfaction of outstanding liabilities.

All issued and outstanding shares of each Fund will be fully paid and nonassessable and will be redeemable at the net asset value per share. The interests of shareholders in the Funds will not, unless specifically requested in writing by a shareholder, be evidenced by a certificate or certificates representing shares of a Fund.

The authorized capitalizations of the Growth Fund, the Asset Allocation Fund, and the Tax Exempt Bond Fund consist of 10,000,000 shares for each of these Funds, each Fund having a par value of $1.00 per share.

The authorized capitalization of the Money Market Fund consists of 250,000,000 shares of the par value of $0.10 per share. 100,000,000 of this Fund's shares are designated as Class "A" common stock, 50,000,000 of its shares are designated as Class "B" common stock, and 100,000,000 in such class as the Board of Directors may, from time to time, determine. Currently, the Fund has registered and only issues Class "A" common stock and the assets received by the Fund from the sale of such shares will be used to establish its Class "A" common stock portfolio.

Country Life Insurance Company


As of October 2, 1995, 439,945 shares or 10.38% of the issued and outstanding capital stock of the Growth Fund were owned by Country Life Insurance Company ("Country Life"), Bloomington, Illinois. Country Life's capital stock enables it to influence the outcome of shareholder votes. Country Life is organized in Illinois. Substantially all issued and outstanding stock of Country Life is owned by Illinois Agricultural Holding Co.

As of October 2, 1995, 247,948 shares or 31.46% of the issued and outstanding capital stock of the Asset Allocation Fund were owned by Country Life Insurance Company ("Country Life"), Bloomington, Illinois. Country Life's capital stock enables it to strongly influence the outcome of shareholder votes. Country Life is organized in Illinois. Substantially all issued and outstanding stock of Country Life is owned by Illinois Agricultural Holding Co.

As of October 2, 1995, 2,500,000 shares or 6.30% of the issued and outstanding capital stock of the Money Market Fund were owned by Country Life Insurance Company ("Country Life"), Bloomington, Illinois. Country Life's capital stock enables it to influence the outcome of shareholder votes. Country Life is organized in Illinois. Substantially all issued and outstanding stock of Country Life is owned by Illinois Agricultural Holding Co.


Country Mutual Insurance Company


As of October 2, 1995, 248,175 shares or 11.14% of the issued and outstanding capital stock of the Tax Exempt Bond Fund were owned by Country Mutual Insurance Company ("Country Mutual"), Bloomington, Illinois. Such shares were purchased at net asset value for the purpose of providing the initial capital of the Fund. Country Mutual's capital stock enables it to influence the outcome of shareholder votes. Country Mutual is organized in Illinois and proxy control of the company is in Illinois Agricultural Association.


IAA Trust Company


As of October 2, 1995, IAA Trust Company owned of record 1,571,091 shares or 37.08% of the issued and outstanding capital stock of the Growth Fund, 378,760 shares or 48.06% of the issued and outstanding capital stock of the Asset Allocation Fund, and 32,572,553 shares or 82.03% of the issued and outstanding capital stock of the Money Market Fund.


Illinois Agricultural Holding Co. owns 100% of the outstanding voting securities of the Trust Company. For additional information on the ownership of Illinois Agricultural Holding Co. See "WHO MANAGES THE FUNDS".

Shareholder inquiries should be directed to Fund/Plan Services, Inc., P.O. Box 874, Conshohocken, Pennsylvania 19428, or call toll-free 1 (800) 245-2100.

         INCOME DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS, AND TAXES

Dividends and capital gains distributions may be automatically reinvested in additional shares of a particular Fund at net asset value without sales charge, or paid in cash, at the choice of the investor. The cash option is not available under the Systematic Withdrawal Plan or Retirement Plans.

Capital gains are taxed at the same rate as ordinary income. The dividends received deduction for corporations is 70% and is applicable to the Growth Fund and the Asset Allocation Fund. Each shareholder will receive a summary of the dividends paid or reinvested as they are declared. If the entire amount in an account is redeemed at any time during a month, dividends credited to that account from the beginning of the month through the day of redemption will be paid together with the proceeds of the redemption.

THE GROWTH FUND:

It is the policy of the Growth Fund to distribute semi-annually, all of its net investment income and, if any, all of its net realized capital gains according to tax regulations. Currently, these distributions are made at the end of the Fund's fiscal year and at calendar year-end.

THE ASSET ALLOCATION FUND:

It is the policy of the Asset Allocation Fund to pay monthly dividends from its net investment income and to distribute net capital gains, if any, according to tax regulations at the end of its fiscal and calendar years.

THE TAX EXEMPT BOND FUND:

It is the policy of the Tax Exempt Bond Fund to pay monthly dividends from its net investment income.

This Fund intends to qualify each fiscal year (under the Internal Revenue Code of 1986 and any amendments thereto) to pay "exempt-interest dividends" to its shareholders. Exempt-interest dividends which are derived from net income earned by the Fund on tax-exempt bonds will be excludable from gross income of the shareholders for Federal income tax purposes. That part of monthly net investment income which may be earned by the Fund from certain taxable temporary investments, together with any annual distributions attributable to short-term capital gains, are taxable as ordinary income to investors whether received in cash or reinvested in shares. The percentage of each monthly dividend designated by the Fund as tax exempt will be the same percentage as the actual tax exempt income earned during the period covered by the distribution bears to total income earned by the Fund during the period. Shareholders will be notified of such designations monthly and information regarding the tax status of any other distributions will be mailed annually. The percentage of the monthly dividend which is tax exempt may vary from distribution to distribution. Long-term capital gains distributions are taxable to shareholders as long-term capital gain, regardless of how long a shareholder has held Fund shares.

Shareholders of the this Fund should recognize that should they redeem shares between dividend dates, a portion of the per share redemption price may represent interest accrued on municipal bonds and said portion may be taxed at long- or short-term capital gains rates and not as a tax-exempt dividend excludable from gross income.

Interest on indebtedness incurred by shareholders to purchase or carry shares of this Fund will not be deductible for Federal income tax purposes. The exemption of interest income for Federal income tax purposes does not necessarily result in exemption under the income or other tax laws of any state or local authority. Thus, shareholders may be subject to state and local taxes on distributions of tax-exempt interest income from this Fund.

THE MONEY MARKET FUND:

The Money Market Fund declares and pays dividends of all of its daily net investment income on each day that its net asset value is determined.

Net investment income, for dividend purposes of this Fund, consists of: (1) accrued interest income plus or minus amortized purchase discount or premium;
(2) plus or minus all short-term realized gains and losses and unrealized appreciation and depreciation on portfolio assets; and (3) minus all accrued expenses of such Fund, which are accrued each day. Net income will be calculated immediately prior to the determination of the net asset value per share of the Fund. Since the net income of the Fund (including realized gains and losses and unrealized appreciation and depreciation on the portfolio securities) is declared as a dividend each time the net income of the Fund is determined, the net asset value per share of the Fund normally remains at $1.00 per share immediately after each such determination and dividend declaration. Any increase in the value of a shareholder's investment in the Fund representing the reinvestment of dividend income is reflected by an increase in the number of shares of the Fund in the account. Normally, the Fund will have a positive net income at the time of each determination thereof. Net income may be negative if an unexpected liability must be accrued, a loss realized, or unrealized depreciation occurs. If the net income of the Fund determined at any time is a negative amount, the net asset value per share will be reduced below $1.00. The Fund may endeavor to restore the net asset value per share to $1.00 by not declaring dividends from net income on subsequent days until restoration, with the result that the net asset value per share will increase to the extent of positive net income which is not declared.

ALL FUNDS:

The Board of Directors may revise the above dividend policies, or postpone the payment of dividends, if a Fund should have or anticipate any large presently unexpected expense, loss, or fluctuation in net assets which in the opinion of the Board might have a significant adverse effect on shareholders.

All of the Funds comply with Subchapter M of the Internal Revenue Code available to investment companies and therefore, maintain exemption from Federal income tax.

Long-term capital gains distributions are taxable to shareholders as long-term capital gain, regardless of how long a person has been a shareholder. Any dividend or distribution received shortly after the purchase of shares reduces the net asset value of the shares by the amount of the dividend or distribution and, although in effect a return of capital, is subject to income taxes. The Funds are required to withhold and remit to the U.S. Treasury a portion (31%) of dividend income, capital gains distributions, and redemption proceeds for any account which provides an incorrect taxpayer identification number, no number at all, or no certified number for a new account.

In order to avoid an excise tax on undistributed amounts, the Funds must declare by the end of the calendar year a dividend representing 98% of their ordinary income for the calendar year and 98% of their net capital gains (both long-term and short-term) for the period of November 1 of the previous year through October 31 of the current year. Such dividends will be paid on the last business day of the calendar year to shareholders of record at the close of business on the preceding business day.

Statements as to the tax status of distributions to shareholders will be mailed annually. If shareholders are not subject to Federal income taxes on their income, then they are not required to pay Federal tax on amounts distributed to them. This section is not intended to be a complete discussion of all aspects of the Federal income tax law and its effect on shareholders. For other tax information, you may wish to consult your tax adviser.


                             HOW TO BUY SHARES

You may open an account by contacting Fund/Plan Broker Services, Inc. ("FPBS"), P.O. Box 874, Conshohocken, Pennsylvania 19428, 1 (800) 245-2100 or your local Country Capital Management Company sales representative. Purchases of Fund shares may be made in two ways: by mail or by wire transfer, as discussed further below. The minimum initial investments are $100 for the Growth Fund, the Asset Allocation Fund and the Tax Exempt Bond Fund, and $1,000 for the Money Market Fund. The minimum subsequent investment amount is $25 for all Funds. After an account has been opened, you may purchase additional shares through a sales representative or you may send your order directly to IAA Trust Company c/o Fund/Plan Broker Services Inc. ("FPBS"), P.O. Box 874, Conshohocken, Pennsylvania 19428. Each check should be made payable to a specific Fund. Whether you go through a sales representative or order directly, any applicable sales charge you pay is the same. If purchased through a sales representative, he or she receives a portion of any applicable sales charge and may, at times, receive additional compensation. All orders are subject to acceptance by FPBS and without in any way limiting the foregoing, the Funds (through FPBS) reserve the right to refuse any purchase which would result in ownership by any shareholder of 5% or more of a Fund's outstanding shares at that time. The Funds will automatically redeem shares if a purchase check is returned for non-sufficient funds (NSF). This procedure places the risk for loss on the shareholder. The Funds reserve the right to automatically redeem shares if the share balance of an account falls below $250.

Purchase Prices of the Growth Fund, the Asset Allocation Fund, and the Tax Exempt Bond Fund

Shares of the Growth Fund, the Asset Allocation Fund, and the Tax Exempt Bond Fund are sold at the offering price next determined after receipt of the order by FPBS. The offering price is normally determined once daily at 4:00 p.m. Eastern Time on each day the New York Stock Exchange is open for trading, but this time may be changed. Orders received by FPBS after this time will be held over and confirmed at the offering price effective at closing time on the next business day. The offering price is the net asset value per share plus a sales charge, if applicable. See "HOW THE VALUE OF YOUR SHARES IS DETERMINED". The sales charge applicable to the Growth Fund, the Asset Allocation Fund, and the Tax Exempt Bond Fund varies with the amount of your purchase as follows:




--------------------------------------------------------------------------------------------
                                                      Total Sales Charge       Dealer
                                                      As a Pecentage of       Concession
                                    As a Percentage       Net Amount        As a Percentage
   Amount of Investment            of Offering Price        Invested       of Offering Price
--------------------------------------------------------------------------------------------
Less than  $ 10,000 . . . . . . .        3.00%               3.093%              2.700%
$ 10,000 but less than $ 25,000          2.00%               2.041%              1.700%
$ 25,000 but less than $ 50,000          1.00%               1.010%              0.700%
$ 50,000 but less than $100,000          0.70%               0.756%              0.500%
$100,000 but less than $250,000          0.50%               0.503%              0.375%
$250,000 or more . . . . . . . . .       0.25%               0.251%              0.250%



The sales charge is waived for Illinois Agricultural Association ("IAA") members, employees of IAA and its affiliated companies, and IAA Trust Company ("IAATC") customers.

The scale of reduced sales charges is applicable to purchases made at one time by "persons" defined as: (1) an individual or company; (2) the combined purchases of an individual, his spouse and their children under the age of twenty-one, purchasing securities for his or their own accounts, including those held under a tax sheltered plan; or (3) a trustee or other fiduciary purchasing for a single trust estate or fiduciary account (including a pension, profit-sharing or other employee trust qualified under Section 401 of the Internal Revenue Code, further including self-employed individual's retirement plans).

Purchase Price of the Money Market Fund

Shares of the Money Market Fund are sold at the net asset value (without a sales charge) next determined after receipt of the order by FPBS.

Purchases by Mail

To open an account and purchase shares by mail, complete an application and mail it with your check payable to "IAA Trust ___________________ Fund, Inc.", c/o Fund/Plan Services, Inc., P.O. Box 874, Conshohocken, Pennsylvania 19428. Applications may be obtained by calling toll-free, 1 (800) 245-2100.

The application need not be signed by a sales representative if you prefer to purchase directly with Country Capital Management Company or FPBS. If you deal with a sales representative, he or she will assist you in completing the application, answer any of your questions, and mail the application for you. Although no commission is paid, the sales representative may, at times, receive additional compensation.

In order to maximize current income, all investments in the Funds must be made in Federal Funds so that the Fund can put the money to work immediately. Checks drawn on a member bank of the Federal Reserve System usually are converted into Federal Funds within two business days of receipt by FPBS. Shares begin earning income dividends on the day the purchase order is effective. A Fund will automatically redeem shares if the purchase check is returned for non-sufficient funds (NSF). This procedure places the risk for loss on the shareholder.

Purchases by Wire Transfer

To open an account and become a shareholder on the same day, first you (or our sales representative) must telephone FPBS toll-free at 1 (800) 245-2100, by 12:00 Noon Eastern Time. An account number will be assigned to you for use in identifying your wire transfer of money.

Second, you must request your bank to transmit immediately available funds (Federal Funds) by wire to:

UNITED MISSOURI BANK, NA
ABA #10-10-00695
For: Fund/Plan Services, Inc.
Account #98-7037-071-9
IAA TRUST ________________ FUND

Account of (exact name(s) of Account Registration)
Shareholder Account #_______________

In order to obtain same-day investment, your wire must be received by the above bank by 12:00 Noon Eastern Time. The bank that wires your money may charge a fee for this service.

Third, you or our sales representative must mail a completed application to FPBS, as noted above.

Subsequent Investments

Once your account has been established, additional investments in any of the Funds may be made at any time by mailing a check or by wiring money as described above. When you wire money for either the initial or additional investments, always call FPBS on the same day to notify them of the investment. The minimum subsequent investments are $25 by mail and $1,000 by wire transfer.


               SPECIAL PLANS AND OTHER PURCHASE INFORMATION

The Funds have available the following special Plans and purchase options. Further information with respect to these plans is contained in the Funds' Statement of Additional Information. Further information on these Plans may also be obtained by contacting Fund/Plan Broker Services, Inc. ("FPBS") or Country Capital Management Company.

Rights of Accumulation

For those who already have an account with the Growth Fund, the Asset Allocation Fund, the Tax Exempt Bond Fund or the Money Market Fund, reduced sales charges for the first three Funds in accordance with each Fund's schedule of sales charges are also applicable to subsequent purchases by "persons" defined in the section "HOW TO BUY SHARES". The sales charge, if not waived, on each additional purchase is determined by adding to the amount of the new investment the combined current redemption value of all shares the investor owns in the four IAA Trust Mutual Funds.

Automatic Investing

A shareholder may authorize Systematic Investing through automatic withdrawals from his/her bank account(s).

Exchange Privileges

Shareholders in any of the Funds may exchange shares of their respective Fund for shares of the other Funds on the basis of the relative net asset values per share at the time of the exchange. Any such exchange of shares among the Growth Fund, the Asset Allocation Fund, and the Tax Exempt Bond Fund will not result in a sales charge. Shares of the Money Market Fund acquired through direct purchase or in the form of dividends earned on such shares may be exchanged for shares of the other three funds at net asset value plus the normal sales charge of such Funds. If the exchange is made by telephone, the new shares will be registered in the same manner as the shares for which they were exchanged. A capital gain or loss for Federal income tax purposes will be realized upon the exchange depending upon the cost or other basis of the shares redeemed. Sixty days written notice will be given to shareholders before any modifications to this privilege are implemented.

One-Time Reinvestment Privilege Without Sales Charge

Within thirty calendar days after redemption, shareholders who redeem all or part of their shares have a one-time privilege to reinvest in shares of the same or another Fund without a sales charge up to the dollar amount received for the redeemed shares.

Retirement Plans

IAA Trust Company ("IAATC") sponsors a prototype Defined Contribution Plan which has been approved by the Internal Revenue Service and which meets the requirements of the Tax Reform Act of 1986, as amended. This Plan can invest in shares of the Growth Fund, the Asset Allocation Fund, and the Money Market Fund. The minimum initial investment for each Fund is $100, with no minimum for subsequent investments. For individuals eligible to establish an Individual Retirement Account ("IRA"), IAATC sponsors a prototype IRA Plan which has been approved by the Internal Revenue Service.

Systematic Withdrawal Plan

Shareholders who purchase or already own $5,000 or more of a Fund's shares, valued at the current public offering price, and who wish to receive periodic payments may establish a Systematic Withdrawal Plan. Such planholders will receive monthly, quarterly or annual checks in the amount they designate.


                HOW THE VALUE OF YOUR SHARES IS DETERMINED

The Funds will be open for business and will price their respective shares on each day the New York Stock Exchange is open for trading. The Funds' share prices will be determined at the close of regular trading hours of the New York Stock Exchange, normally 4:00 p.m. Eastern Time. The Money Market Fund reserves the right to calculate its net asset value more frequently than once a day if deemed desirable.

The net asset value per share is determined as follows. Securities listed or admitted to trading privileges on any national securities exchange will be valued at the last sales price on that day before the time for valuation, or, if there is no sale before that time that day, the last bid price on such exchange before that time that day. Equity securities which are traded in the over-the-counter market only and which are included in the NASDAQ National Market System will be valued at the last sales price preceding the time for valuation. Equity securities which are traded in the over-the-counter market only, but which are not included in the NASDAQ National Market System will be valued at the mean between the last preceding bid and asked price. Valuations may also be obtained from a pricing services when such prices are believed to reflect the fair market value. Securities with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Short-term notes are valued at cost. Corporate bonds, municipal bonds, receivables and portfolio securities not currently quoted as indicated above, and other assets will be valued at fair value as determined in good faith by the Board of Directors.

From the gross value of the assets so determined, there will be deducted all liabilities, including accrued expenses and taxes, and any necessary reserves. The remainder will be the net asset value of a Fund, which will be divided by the number of shares of capital stock outstanding in order to determine the Fund's net asset value per share. (The net asset value per share of the Money Market Fund is ordinarily $1.00.) On any day when depreciation in the value of a Fund's portfolio securities exceeds income after expenses, such Fund's net asset value per share may decline.

The market values of debt securities usually reflect yields generally available on securities of similar quality. When yields decline, the market value of a portfolio holding higher-yielding securities increases; and when yields increase, the market value of the portfolio invested at lower yields can be expected to decline. In addition, if a Fund has net redemptions at a time when interest rates have increased, such Fund may have to sell portfolio securities prior to maturity at a price below the Fund's carrying value. Also, because at least a portion of the portfolio may be valued at amortized cost rather than market, any yield quoted may be different if the entire portfolio were valued at market, since amortized cost does not take market fluctuation into consideration.

With respect to the Money Market Fund, the value of all of its securities is determined by using the amortized cost method of valuation, pursuant to Rule 2a-7 under the Investment Company Act. The amortized cost method of valuation involves valuing a security at its cost at the time of purchase and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of such security. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. The purpose of this method of calculation is to attempt to maintain a constant net asset value per share of $1.00, which may or may not result.

                         HOW TO REDEEM YOUR SHARES

Each Fund will redeem any part or all of your shares whenever you request. The price you receive will be the net asset value per share as next computed after your request is received by Fund/Plan Services, Inc. ("FPS"), as Transfer Agent, in proper form. Accounts in the Money Market Fund will earn daily dividends up to the day before the date of redemption.

You can redeem shares from an account in three ways -- by mail or by telephone, and with respect to the Money Market Fund only, by writing a check.

Redemptions by Mail

To redeem by mail, simply send a letter to:

                    IAA Trust Funds
                    c/o Fund/Plan Services, Inc.
                    P.O. Box 874
                    Conshohocken, PA  19428

Your letter must specify the name of the Fund, your account number and either the number of shares or the dollar amount to be redeemed. Your request must be signed exactly as your account is registered. If your account is owned jointly, both owners must sign. If a stock certificate has been issued, it must be forwarded back (blank and unsigned) with your written request.

The Funds reserve the right to require additional documentation, or signature guarantees on any redemptions in amounts over $25,000 in value or for the redemption of corporate, partnership or fiduciary accounts, or for certain types of transfer requests or account registration adjustments. Signatures must be guaranteed by an "eligible guarantor institution" as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934. Eligible guarantor institutions include banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies, and savings associations. A broker-dealer guaranteeing signatures must be a member of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees. Signature guarantees will be accepted from any eligible guarantor institution which participates in a signature guarantee program.

Redemptions by Telephone

If you completed the portion of the application so as to authorize redemptions by telephone, you may redeem in this manner by calling toll-free 1 (800) 245-2100 before the close of business on any business day. Telephone redemptions are not available if a joint owner is under age 14. When one of the joint tenants is age 14 to 17, the adult tenant must authorize telephone redemptions. All telephone conversations with FPS will be recorded. The proceeds will be sent only to the financial institution you designate or to the address of record of the account. The proceeds will normally be sent the next business day by mail or, if you prefer and pay the expense, they will be wire transferred (minimum $1,000). If wire transferred, the Fund(s) cannot be responsible for any delays which may occur after a Fund has entered the proceeds in the Federal wire systems. The financial institution you designate must be a bank, savings and loan or credit union which is insured under The FDIC, as only these institutions can send or receive Federal wire transfers. These instructions will remain in effect until you cancel or change them by written request. No stock certificates will be issued to or may be held by shareholders electing this privilege. The Funds reserve the right to terminate or modify this privilege at any time upon thirty days notice to shareholders. Shareholders recently purchasing shares by check may not use the telephone redemption privilege under certain circumstances.

Neither the Funds nor any of their service contractors will be liable for any loss or expense in acting upon telephone instructions that are reasonably believed to be genuine. In attempting to confirm that telephone instructions are genuine, the Funds will use such procedures that are considered reasonable, including requesting a shareholder to correctly state his or her Fund account number, the name in which his or her account is registered, his or her social security number, banking institution, bank account number, and the name in which his or her bank account is registered. To the extent that a Fund fails to use reasonable procedures to verify the genuineness of telephone instructions, it and/or its service contractors may be liable for any such instructions that prove to be fraudulent or unauthorized.

Redemptions by Writing a Check

If you so request on the application, the Money Market Fund only will provide you with an initial supply of checks, which you should receive within two or three weeks. These checks may be written in any amount not less than $100 nor more than $100,000, and can be made payable to you or anyone you desire. Redemption procedures will enable you to continue to earn daily income dividends until your redemption check has cleared. Payment of all redemption checks is subject to approval by the Fund, and if there are not sufficient shares in your account, the check will be returned marked "Insufficient Funds". The Fund reserves the right to terminate or modify this privilege at any time upon thirty days notice to shareholders. Shareholders purchasing shares by check may not use the check redemption privilege under certain circumstances.

Check-Writing Privilege Terms: Persons electing check-writing automatically authorize the bank to honor checks drawn by them on the bank and appoint FPS, the Fund's Transfer Agent, as their agent to redeem a sufficient number of Money Market Fund shares to pay such checks. They also automatically agree: (1) The owner or owners who signs the check will sign their name exactly as it appears in Item 1 on the application or the check will not be honored; (2) This privilege is subject to the Fund's and the bank's rules and regulations and applicable Government regulations as amended from time to time; (3) The bank may refuse to honor checks and the Fund may refuse to effect redemptions to pay checks whenever the right of redemption has been suspended or postponed; (4) To examine confirmations and to notify the Fund, within thirty days after mailing to the owner(s), of any error in the confirmations and that failure to do so shall preclude any claim against the Fund, the Distributor, the bank, FPS, and each of their representatives and agents by reason of such failure; (5) This privilege may be modified or terminated by any owner by serving written notice to the Fund, and the Fund may modify or terminate it by serving written notice to the owner(s) thirty days in advance thereof. This feature is not available if a part owner is under age 14. When one of its joint tenants is age 14 to 17, both tenants must sign drafts.

Redemption Payments to Shareholders

If a partial redemption is being made and the shareholder is using "specific identification" accounting in determining his/her gain or loss for tax purposes, it is important that he/she indicate which shares are to be redeemed, giving the date acquired and number of shares. If several purchases are involved and the shareholder desires a check for a stated amount, the order in which shares are to be redeemed should also be specified. If no such instructions are given, the shareholder will be required to compute his/her tax on a "first in - first out" basis. No designation of purchase dates is necessary in connection with a redemption of all shares. The sale date and proceeds of redemptions (unless exempt) will be reported by the Funds to the Internal Revenue Service at the end of each year, as required by law.

Redemption of shares may be made from any available assets of each Fund, and if a Fund does not have sufficient cash on hand, such Fund will normally sell portfolio securities to effect such redemption.

Payment to shareholders for shares surrendered for redemption is made in cash as soon as practicable after surrender, within seven days, except: (1) for any period (a) during which the New York Stock Exchange is closed other than customary weekend and holiday closing, or (b) during which trading on the New York Stock Exchange is restricted; (2) for any period during which an emergency exists as determined by the Securities and Exchange Commission as a result of which (a) disposal by a Fund of securities owned by it is not reasonably practicable, or (b) it is not reasonably practicable for a Fund to determine the value of its net assets; or (3) for such other periods as the Securities and Exchange Commission may by order permit for the protection of security holders of the Funds. In such event, the day will not be regarded as a business day, the Funds' share prices will not be calculated, and all orders will be held for execution on the following business day. The Funds, however, will not mail redemption proceeds until they have assured themselves that checks received for the purchase of any shares being redeemed have, or will be, cleared. Accordingly, redemption checks may not be mailed until the shares being redeemed have been on a Fund's books for at least fifteen business days measured from the date shown on the purchase confirmation, although the effective date of the redemption will be the date the redemption request is received by the particular Fund. Payment for redeemed shares may be made in whole or in part in portfolio securities of a Fund, at the portfolio value on the day the proper redemption request is received, if the Board of Directors determines that the liquidation of securities is impracticable or that payment in cash would prejudice the best interests of the remaining shareholders.

The Funds have elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, pursuant to which the Funds are obligated to redeem shares solely in cash, up to the lesser of $250,000 or one percent of the net asset value of the particular Fund during any 90-day period for any one shareholder. The one percent net asset value of each Fund shall be computed at the beginning of such 90-day period. In the event of a redemption in kind, it should be noted that a shareholder would incur brokerage costs if he sold the securities received.

The value of the shares on redemption may be more or less than the shareholder's cost, depending upon the market value of the portfolio securities at the time of redemption. Shares redeemed will be canceled. Each Fund has the right to establish a withdrawal charge on redemption of its shares, but the Funds do not make any such charge and have no present intention of making such a charge, and in the event such a withdrawal charge is established, at least thirty days prior notice will be given to shareholders.

IAA Trust Mutual Funds:
IAA Trust Growth Fund, Inc.
IAA Trust Asset Allocation Fund, Inc.
IAA Trust Tax Exempt Bond Fund, Inc.
IAA Trust Money Market Fund, Inc.


Board of Directors:
Ronald R. Warfield
Herbert G. Allen
Nancy J. Erickson
Paul S. Ives
William E. Klein, Sr.
Ailene Miller
Joseph W. Sommer

Officers:
Ronald R. Warfield, President
Wayne A. Brown, Vice President
Gary E. Mede, Vice President
Richard M. Miller, Vice President
Rollie D. Moore, Vice President
Paul M. Harmon, Secretary
Robert W. Weldon, Treasurer
Richard F. Day, Controller


Investment Adviser:
IAA Trust Company
Bloomington, Illinois

Distributor:
Fund/Plan Broker Services, Inc.
Conshohocken, Pennsylvania

Transfer Agent:
Fund/Plan Services, Inc.
Conshohocken, Pennsylvania

Custodian:
IAA Trust Company
Bloomington, Illinois

Independent Accountants:
Coopers & Lybrand L.L.P.
Philadelphia, Pennsylvania

General Counsel
Jerome P. Weiss
Sonnenschein,
Nath & Rosenthal
Washington, D.C.



               F30-117-03



                    STATEMENT OF ADDITIONAL INFORMATION


                             October 27, 1995


                        IAA TRUST GROWTH FUND, INC.
                   IAA TRUST ASSET ALLOCATION FUND, INC.
                   IAA TRUST TAX EXEMPT BOND FUND, INC.
                     IAA TRUST MONEY MARKET FUND, INC.

     808 IAA Drive, Bloomington, Illinois 61702, Phone (309) 557-3222


The IAA Trust Mutual Funds consist of four separate funds (collectively, the "Funds"): IAA Trust Growth Fund, Inc. (the "Growth Fund"); IAA Trust Asset Allocation Fund, Inc.* (the "Asset Allocation Fund"); IAA Trust Tax Exempt Bond Fund, Inc. (the "Tax Exempt Bond Fund"); and IAA Trust Money Market Fund, Inc. (the "Money Market Fund"). This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Funds' Prospectus dated October 27, 1995.


A copy of the Funds' Prospectus may be obtained from a local Country Capital Management Company salesperson who is also a Country Companies agent, a licensed salesperson at IAA Trust Company, 808 IAA Drive, Bloomington, Illinois 61702, by writing the Funds' principal Underwriter, Fund/Plan Broker Services, Inc., #2 Elm Street, P.O. Box 874, Conshohocken, Pennsylvania 19428, or by calling toll-free 1 (800) 245-2100.


                             TABLE OF CONTENTS

        SUBJECT                                                                           PAGE
        -------                                                                           ----
        Investment Objectives and Policies . . . .
        Policies and Investment Restrictions Aimed at Protecting Investors
        Directors and Officers of the Funds. . . . .
        Control Persons and Principal Holders of Securities. . . . . . . . .
        Investment Advisory and Other Services . .
        Brokerage. . . . . . . . . . . . . . . . .
        Purchases, Redemptions, and Pricing of Fund Securities . . . . . . .
             Rights of Accumulation. . . . . . . .
             Exchange Privileges . . . . . . . . .
             One-Time Reinvestment Privilege Without Sales Charge. . . . . .
             Retirement Plans. . . . . . . . . . . .
             Automatic Investing . . . . . . . . . .
             Systematic Withdrawal Plan. . . . . . .
        Underwriter Compensation . . . . . . . . . .
        Investment Performance Information . . . . .
        Financial Statements -- Annual Reports to Shareholders . . . . . . .
        Report of Independent Accountants. . . . . .
        Appendix . . . . . . . . . . . . . . . . .


* Name change from "IAA Trust Income Fund, Inc." was approved by such Fund's shareholders on February 8, 1993.



                    INVESTMENT OBJECTIVES AND POLICIES

For information with respect to the Funds' individual investment objectives and policies, see "What are the Funds' Investment Objectives" in the Funds' Prospectus, and "Policies and Investment Restrictions Aimed at Protecting Investors" in this Statement of Additional Information.

    For the fiscal years ended June 30, 1994 and 1995, the Growth Fund's portfolio turnover rate was 49.12% and 31.84%, respectively. This Fund does not expect that its turnover rate as of June 30, 1996 will vary significantly from that at June 30, 1995.

For the fiscal years ended June 30, 1994 and 1995, the Asset Allocation
Fund's portfolio turnover rate was 17.39% and 21.03%, respectively.
This Fund does not expect that its turnover rate as of June 30, 1996 will vary significantly from that at June 30, 1995.

For the fiscal years ended June 30, 1994 and 1995, the Tax Exempt Bond
Fund's portfolio turnover rate was 41.94% and 24.89%, respectively.
This Fund does not expect that its turnover rate as of June 30, 1996 will vary significantly from that at June 30, 1995.



    POLICIES AND INVESTMENT RESTRICTIONS AIMED AT PROTECTING INVESTORS

Fundamental Investment Restrictions

The following investment restrictions are considered fundamental policies and may be changed only by the vote of a majority of a Fund's outstanding shares, which as used herein and in the Prospectus means the lesser of (1) 67% of such Fund's outstanding shares present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy, or (2) more than 50% of such Fund's outstanding shares.

Restrictions Applicable to All Funds:

   All Funds will not authorize or issue any class of senior securities.

   The Trust Growth Fund, the Asset Allocation Fund, and the Tax Exempt Bond Fund will not borrow money, except as a temporary measure for extraordinary or emergency purposes, and then only from a bank in an amount not to exceed 10% of the value of the Fund's total assets, nor 5% of the value of such Fund's total assets if such debt matures more than sixty days after issuance.

   The Money Market Fund will not borrow money, except as a temporary measure for extraordinary or emergency purposes, and then only from a bank in an amount not to exceed 10% of the value of the Fund's total assets and will not purchase securities at any time a loan to such Fund is outstanding (investments in repurchase agreements are not subject to these restrictions).

   All Funds will not underwrite or participate in the underwriting of securities of other issuers.

   All Funds will not purchase or sell real estate, commodities, or commodity contracts.

   All Funds will not make loans, except through the purchase of publicly distributed debt securities in accordance with each Fund's investment policies. Investments in repurchase agreements shall not be considered a loan for purposes of this restriction. (See the Appendix for risk disclosure statement on repurchase agreements).




Restrictions Applicable to Certain Funds:

The Growth Fund will not:

   Invest more than 5% of its assets in the securities of any one issuer.

   Purchase or hold as much as 10% of any class of outstanding equity securities or as much as 10% of the outstanding voting securities of any one issuer.

   Concentrate the investments of more than 25% of the total value of its assets in any single industry.

The Asset Allocation Fund will not:

   With respect to 75% of its assets, invest more than 5% of its assets in the securities of any one issuer.

   Purchase or hold as much as 10% of any class of outstanding equity securities or as much as 10% of the outstanding voting securities of any one issuer.

   Concentrate the investments of more than 25% of the total value of its assets in any single industry.

The Tax Exempt Bond Fund will not:

   With respect to 75% of its assets, invest more than 5% of its assets in the securities of any one issuer. The term "issuer" as used by this Fund will mean any one state municipality, agency, authority, instrumentality or other entity which is directly responsible for the payment of debt service on its outstanding obligations.

   With respect to non-municipal bond investments, will not concentrate investments of more than 25% of the total value of its assets in any single industry, except that there is no limitation with regard to investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

The Money Market Fund will not:

   Invest more than 10% of its total assets in repurchase agreements maturing in more than seven days or in non-negotiable certificates of deposit (See the Appendix for risk disclosure statement on repurchase agreements).

   Invest more than 5% of its total assets in the securities of any one issuer.

   Concentrate the investments of more than 25% of the total value of its assets in any single industry, other than banks.

Non-fundamental Investment Restrictions

   With respect to the Growth Fund, the following restrictions are imposed by the management of the Funds, and may be modified by the Board of Directors of the Funds without shareholder approval.

The Growth Fund will not:

   Invest in companies for purposes of exercising control or management.

   Buy from or sell portfolio securities to any of its Officers, Directors, employees, Investment Advisers or Underwriters as principals.


   Will not purchase securities on margin, effect a short sale of any security, purchase or sell puts, calls, straddles or spreads, or participate in any joint or joint and several trading accounts.

   Will not purchase or retain securities of any company if persons affiliated with such Fund or its Investment Adviser, as a group, beneficially own more than 1% of the securities of such a company.

   In any case, borrow money in an amount which exceeds 5% of the value of its total assets and will not purchase securities at any time a loan to such Fund is outstanding (investment in repurchase agreements will not be considered to be loans for purposes of this restriction).

Investment Company Act Restrictions

The following restrictions are imposed by the Investment Company Act of 1940.

The Growth Fund, the Asset Allocation Fund, the Tax Exempt Bond Fund and the Money Market Fund will not:

   Purchase or acquire securities of another investment company except by purchase on the open market at regular brokerage rates (other than when such purchase or acquisition is part of a plan of merger or consolidation) if immediately after such purchase or acquisition, such Fund would own in the aggregate: (1) more than 3% of the total outstanding voting stock of such other investment company; (2) securities issued by such other investment company having an aggregate value in excess of 5% of the value of such Fund's total assets; or (3) securities issued by such other investment company and all other investment companies having an aggregate value in excess of 10% of the value of such Fund's total assets.

Any investment policy or restriction which involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after an acquisition of securities and results therefrom.


                    DIRECTORS AND OFFICERS OF THE FUNDS



Name, Age       Position(s)   Aggregate        Total           Principal  Occupation(s) During Past Five Years
and             Held with     Compensation     Compensation
Address         Fund(s)       From Funds       From Funds
                              for Fiscal Year  & Fund
                              Ended 6/30/95    Complex Paid
                                               to Directors

Ronald R.       Director            0               0          Director and President: Illinois Agricultural Association,
Warfield(2)     since 1994                                     Agricultural Holding Co., CC Services, Inc.(4), Country Capital
(51)            President                                      Management Company, Country Casualty Insurance Company, Country
                since 1994                                     Investors Life Assurance Company, Country Life Insurance Company,
                                                               Country Mutual Insurance Company, and Country Preferred Insurance
                                                               Company, 1993 to date; Director: AgriVisor Services, Inc., IAA
                                                               Communications Company, and IAA Trust Company, 1993 to date;
                                                               Coordinating Committee Member of GROWMARK, Inc. and Chairman, Board
                                                               of Trustees, Foundation(2), 1993 to date; Director and President:
                                                               IAA Trust Growth Fund Inc.(1), IAA Trust Asset Allocation Fund,
                                                               Inc.(1), IAA Trust Tax Exempt Bond Fund, Inc.(1), IAA Trust Money
                                                               Market Fund, Inc.(1), Illinois Agricultural Service Company,
                                                               AgriVisor Services, Inc., IAA Communications Company, and IAA
                                                               Trust Company, 1994 to date; Chairman of the Board: Country Capital
                                                               Management Company, 1994 to date; Director: Bank of Gibson City,
                                                               1989 to date. Farmer.


Herbert G.      Director          1400            1400         Director: IAA Trust Growth Fund, Inc.(1), IAA Trust Asset Allocation
Allen (65)      since 1987                                     Fund, Inc.(1), IAA Trust Tax Exempt Bond Fund, Inc.(1), and IAA Trust
                                                               Money Market Fund, Inc.(1), 1987 to date. Farmer.

Nancy J.        Director            0               0          President of McHatton Farm Management, Inc., 1981 to date; Director:
Erickson        since 1995                                     IAA Growth Fund, Inc.(1), IAA Trust Asset Allocation Fund, Inc.(1),
(38)                                                           IAA Trust Money Market Fund, Inc.(1), and IAA Trust Tax Exempt Bond
                                                               Fund, Inc.(1), 1995 to date. Farmer.

Paul S. Ives    Director           700             700         Director: IAA Trust Growth Fund, Inc.(1), 1971 to date; IAA Trust
(78)            since 1971                                     Asset Allocation Fund, Inc.(1) and IAA Trust Tax Exempt Bond Fund,
                                                               Inc.(1), 1978 to date; and IAA Trust Money Market Fund, Inc.(1),
                                                               1981 to date. Farmer.

William E.      Director          1400            1400         Director: Illinois Agricultural Association, Illinois Agricultural
Klein, Sr. (2)  since 1993                                     Holding Co., CC Services, Inc.(4), Country Casualty Insurance
(67)                                                           Company, Country Investors Life Assurance Company, Country Life
                                                               Insurance Company, Country Mutual Insurance Company, and Country
                                                               Preferred Insurance Company, 1988 to date; Director: Country Capital
                                                               Management Company, 1992 to date; Director: IAA Trust Growth
                                                               Fund, Inc.(1), IAA Trust Asset Allocation Fund, Inc.(1), IAA Trust
                                                               Tax Exempt Bond Fund Inc.(1), and IAA Trust Money Market Fund,
                                                               Inc.(1), 1993 to date. Farmer.

Ailene          Director          1400            1400         McLean County (Illinois) Board Member: 1986 to date; Member: IAA
Miller (69)     since 1991                                     Foundation(2), Trustee-Emeritus, 1988 to date; Director: IAA Trust
                                                               Growth Fund, Inc.(1), IAA Trust Asset Allocation Fund, Inc.(1),
                                                               IAA Trust Tax Exempt Bond Fund, Inc.(1), and IAA Trust Money Market
                                                               Fund, Inc.(1), 1991 to date.

Joseph W.       Director          1050            1050         Director: Illinois Agricultural Association, Illinois Agricultural
Sommer. (2)     since 1993                                     Holding Co., CC Services, Inc.(4), Country Casualty Insurance
(69)                                                           Company, Country Investors Life Assurance Company, Country Life
                                                               Insurance Company, Country Mutual Insurance Company, and Country
                                                               Preferred Insurance Company, 1988 to date; Director: Country Capital
                                                               Management Company, IAA Trust Growth Fund, Inc.(1), IAA Trust
                                                               Asset Allocation Fund, Inc.(1), IAA Trust Tax Exempt Bond Fund,
                                                               Inc.(1), and IAA Trust Money Market Fund, Inc.(1), 1993 to date.
                                                               Farmer.

Wayne A.        Vice-               0               0          Senior Vice President--Investments: IAA Trust Company, 1983 to date;
Brown (61)      President                                      Assistant Vice President--Fixed Income Securities: IAA Trust Company,
                since 1994                                     1973 to 1983; Assistant Treasurer: Country Life Insurance Company,
                                                               1980 to date; Vice President: IAA Trust Growth Fund, Inc.(1), IAA
                                                               Trust Asset Allocation Fund, Inc.(1), IAA Trust Tax Exempt Bond
                                                               Fund, Inc.(1), and IAA Trust Money Market Fund, Inc.(1), 1994
                                                               to date.

Gary E.         Vice                0               0          Executive Vice President: IAA Trust Company, 1977 to date; Vice
Mede (58)       President                                      President--Investments: Country Capital Management Company, 1977
                since 1978                                     to date; Vice President: IAA Trust Growth Fund, Inc.(1), IAA Trust
                                                               Asset Allocation Fund, Inc.(1), and IAA Trust Tax Exempt Bond Fund,
                                                               Inc.(1), 1978 to date; IAA Trust Money Market Fund, Inc.(1),
                                                               1981 to date.

Richard M.      Vice                0               0          Senior Vice President and Senior Trust Officer: IAA Trust Company,
Miller (67)     President                                      1991 to date (prior thereto Senior Vice President and Trust Officer);
                since 1992                                     Vice President: IAA Trust Growth Fund, Inc.(1), IAA Trust Asset
                                                               Allocation Fund, Inc.(1), IAA Trust Tax Exempt Bond Fund, Inc.(1),
                                                               and IAA Trust Money Market Fund, Inc.(1), 1992 to date.

Rollie D.       Vice                0               0          Director and Vice President: Illinois Agricultural Association,
Moore (46)      President                                      Illinois Agricultural Holding Co., CC Services, Inc.(4), Country
                since 1994                                     Capital Management Company, Country Casualty Insurance Company,
                                                               Country Investors Life Assurance  Company, Country Life Insurance
                                                               Company, Country Mutual Insurance Company, and  Country Preferred
                                                               Insurance Company, 1993 to date; Director: IAA Communications
                                                               Company and IAA Trust Company, 1993 to date; Vice Chairman, Board of
                                                               Trustees, IAA Foundation(2), 1993 to date; Vice President: IAA
                                                               Trust Growth Fund, Inc.(1), IAA Trust Asset Allocation Fund, Inc.
                                                               (1), IAA Trust Tax Exempt Bond Fund, Inc. (1), and IAA Trust Money
                                                               Market Fund, Inc.(1), 1994 to date; Vice President and
                                                               Director: IAA Communications Company and IAA Trust Company, 1994
                                                               to date; Director: AgriVisor Services, Inc. and Illinois
                                                               Agricultural Service Company, 1994 to date; Coordinating Committee
                                                               Member of GROWMARK, Inc., 1994 to date. Farmer. Previously served as
                                                               Director: Illinois Agricultural Association, Illinois Agricultural
                                                               Holding Co., CC Services, Inc.(4), Country Casualty Insurance
                                                               Company, Country Investors Life Assurance Company, Country Life
                                                               Insurance Company, Country Mutual Insurance Company, and Country
                                                               Preferred Insurance Company, 1984 to 1992; IAA Trust Company, 1988
                                                               to 1989; Country Capital Management Company, 1989 to 1992; IAA Trust
                                                               Growth Fund, Inc., IAA Trust Asset Allocation Fund, Inc., IAA Trust
                                                               Money Market Fund, Inc., and IAA Trust Tax Exempt Bond Fund, Inc.,
                                                               1989 to 1993; AgriVisor Services, Inc., 1991 to 1992.

Jerome P.       General             0               0          General Counsel: Illinois Agricultural Association and affiliated
Weiss (61)      Counsel                                        companies, 977 to date; Secretary and General Counsel: Country
                since 1977                                     Capital Management Company and IAA Trust Company, 1977 to date;
                                                               General Counsel IAA Trust Growth Fund, Inc.(1), 1977 to date; IAA
                                                               Trust Asset Allocation Fund, Inc.(1) and IAA Trust Tax Exempt Bond
                                                               Fund, Inc.(1), 1978 to date; IAA Trust Money Market Fund, Inc.
                                                               (1), 1981 to date; Partner: Sonnenschein, Nath and Rosenthal
                                                               (law firm), Washington, D.C., 1986 to date.

Robert W.       Treasurer           0               0          Vice President--Finance and Treasurer: IAA Trust Company, Illinois
Weldon (61)     since 1975                                     Agricultural Association, Country Life Insurance Company, Country
                                                               Mutual Insurance Company, Country Casualty Insurance Company,
                                                               Country Preferred Insurance Company, and Country Capital Management
                                                               Company, 1974 to date; Director and Treasurer: Illinois Agricultural
                                                               Service Company, 1974 to date; Vice President--Finance and
                                                               Treasurer: CC Services, Inc.(4), 1975 to date; Country Investors
                                                               Life Assurance Company, 1981 to date; Treasurer: Illinois
                                                               Agricultural Holding Co., 1974 to  date; Illinois Agricultural
                                                               Auditing Association, 1975 to date; IAA Trust Growth Fund, Inc.(1),
                                                               1975 to date; IAA Trust Asset Allocation Fund, Inc.(1) and IAA
                                                               Trust Tax Exempt Bond Fund, Inc.(1), 1978 to date; IAA Trust
                                                               Money Market Fund, Inc.(1), 1981 to date.

Richard F.      Controller          0               0          Controller: IAA Trust Company, 1974 to date; IAA Trust Growth Fund,
Day (55)        since 1992                                     Inc.(1), IAA Trust Asset Allocation Fund, Inc.(1), IAA Trust Tax
                                                               Exempt Bond Fund, Inc. (1), and IAA Trust Money Market Fund, Inc.
                                                               (1), 1992 to date.

Paul M.         Secretary           0               0          Deputy General Counsel:  Illinois Agricultural Association and
Harmon          since 1995                                     Affiliated Companies, 1991 to date.  Secretary: IAA Trust Growth
(53)                                                           Fund(1), IAA Trust Asset Allocation Fund, Inc.(1), IAA Trust Money
                                                               Market Fund, Inc. (1) and IAA Trust Tax Exempt Bond Fund, Inc.(1),
                                                               1995 to date.




(1) IAA Trust Growth Fund, Inc. was formerly Country Capital Growth Fund, Inc.  IAA Trust Asset Allocation Fund,
    Inc. was formerly IAA Trust Income Fund, Inc., formerly Country Capital Income Fund, Inc.  IAA Trust Tax
    Exempt Bond Fund, Inc. was formerly Country Capital Tax Exempt Bond Fund, Inc.  IAA Trust Money Market
    Fund, Inc. was formerly Country Capital Money Market Fund, Inc.

(2) Interested Directors: all Directors classified by the Funds as Interested Directors also serve as directors of Illinois
    Agricultural Association, Illinois Agricultural Holding Co., Country Life Insurance Company, Country Mutual
    Insurance Company, and Country Capital Management Company. Certain Directors also serve as directors of IAA
    Trust Company. The purpose of the IAA Foundation is to carry out charitable, scientific, literary and educational work in the field of agriculture. Country Life Insurance Company owns all of the outstanding stock of Country
    Capital Management Company.

(3) The mailing address for all the Funds' Officers and Directors is in care of the IAA Trust Funds, 808 IAA
    Drive, Bloomington, Illinois 61702.

(4) CC Services, Inc. was organized to provide insurance brokerage, administrative, marketing and other services to the insurance companies affiliated with the Illinois Agricultural Association.


            CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Country Life Insurance Company


As of October 2, 1995, Country Life Insurance Company ("Country Life") owned 439,945 shares or 10.38% of the outstanding shares of the Growth Fund, 247,948 shares or 31.46% of the outstanding shares of the Asset Allocation Fund, and 2,500,000 shares or 6.30% of the outstanding shares of the Money Market Fund.


Substantially all of the issued and outstanding voting securities of Country Life are owned by Illinois Agricultural Holding Co. and approximately 98% of the outstanding voting securities of this latter company are owned by Illinois Agricultural Association. Each of these companies is incorporated in Illinois. Country Life's home office is at 1711 G.E. Road, Bloomington, Illinois. The home office address for both Illinois Agricultural Holding Company and Illinois Agricultural Association is 1701 Towanda Avenue, Bloomington, Illinois. For the effect of Country Life's stock ownership in the Funds on other Fund shareholders, see the section titled "CAPITAL STOCK" in the Funds' Prospectus.

Country Mutual Insurance Company


As of October 2, 1995, Country Mutual Insurance Company ("Country Mutual") owned 248,175 shares or 11.14% of the outstanding shares of the Tax-Exempt Bond Fund.


Country Mutual has sole voting and investment power with respect to the common stock which it owns in this Fund. Through proxies, voting control of Country Mutual is in Illinois Agricultural Association. Each of these companies is incorporated in Illinois with home office addresses at 1701 Towanda Avenue, Bloomington, Illinois. For the effect of Country Mutual's stock ownership in the Fund on other Fund shareholders, see the section titled "CAPITAL STOCK" in the Funds' Prospectus.

IAA Trust Company


As of October 2, 1995, IAA Trust Company owned of record 1,571,091 shares or 37.08% of the issued and outstanding capital stock of the Growth Fund, 378,760 shares or 48.06% of the issued and outstanding capital stock of the Asset Allocation Fund, and 32,572,553 shares or 82.03% of the issued and outstanding capital stock of the Money Market Fund.


IAA Trust Company's address is 808 IAA Drive, Bloomington, Illinois. Illinois Agricultural Holding Co. owns 100% of the outstanding voting securities of the Trust Company.

Officers and Directors


As of October 2, 1995, the Officers and Directors of the Funds as a group beneficially owned, directly or indirectly, less than 1% of the issued and outstanding capital stock of any Fund.


                  INVESTMENT ADVISORY AND OTHER SERVICES

Controlling Shareholders

For the names of all controlling persons of IAA Trust Company, see section titled "WHO MANAGES THE FUNDS" in the Funds' Prospectus.

Fund Officers Affiliated with Adviser

Fund Officers and Directors who are also Officers or Directors of IAA Trust Company are set forth in the section titled "WHO MANAGES THE FUNDS" in the Funds' Prospectus.

The Investment Adviser

IAA Trust Company, as Investment Adviser to the Funds, advises each Fund as to: investing its capital; continually reviews its investment portfolio and recommends changes that appear desirable; furnishes statistical and research information, office space, facilities, and equipment required for each Fund; and pays the compensation of Directors, Officers, and employees of the Funds who are also Directors, Officers, and employees of IAA Trust Company. For these services performed and expenses assumed, each Fund pays IAA Trust Company the annual fees as shown below. Such fees are computed on a daily basis and are paid monthly.



The Growth Fund pays approximately .75% of 1% in any fiscal year of its average net assets. For the fiscal years ended June 30, 1993, 1994 and 1995, IAA Trust Company received $520,382, $497,296 and $476,164, respectively, for its services as Investment Adviser to the Fund. Neither IAA Trust Company nor any Company affiliated with it receives any brokerage commissions from the Fund, as such business is transacted with non-affiliated broker-dealers.

The Asset Allocation Fund pays approximately .75% of 1% in any fiscal year of its average net assets. For the fiscal years ended June 30, 1993, 1994 and 1995, IAA Trust Company received $37,307 and $58,895 and $67,275, respectively, for its services as Investment Adviser to the Fund. Neither IAA Trust Company nor any Company affiliated with it receives any brokerage commissions from the Fund, as such business is transacted with non-affiliated broker-dealers.

The Tax Exempt Bond Fund pays approximately .50% of 1% in any fiscal year of its average net assets. For the fiscal years ended June 30, 1993, 1994 and 1995, IAA Trust Company received $93,945, $100,624 and $93,589, respectively, for its services as Investment Adviser to the Fund. Neither IAA Trust Company nor any Company affiliated with it receives any brokerage commissions from the Fund, as such business is transacted with non-affiliated broker-dealers.

The Money Market Fund pays approximately .50% of 1% in any fiscal year of its average net assets. For the fiscal year ended June 30, 1993, IAA Trust Company received $16,331 for investment advisory services. For the fiscal year ended June 30, 1994, IAA Trust Company earned $182,832 for its services as Investment Adviser to the Fund, all of which was voluntarily waived. For the fiscal year ended June 30, 1995, IAA Trust Company earned $178,518 for investment advisory services and voluntarily agreed to waive fees totalling $86,900. The Advisor is currently not waiving any of its investment advisory fees. Neither IAA Trust Company nor any Company affiliated with it receives any brokerage commissions from the Fund, as such business is transacted with non-affiliated broker-dealers.


The Distributor

Fund/Plan Broker Services, Inc. ("FPBS") is the primary and exclusive Distributor of the Funds' shares, pursuant to Underwriting Agreements with each Fund. As Distributor, FPBS will use its best efforts to effect such distributions, but it is required to take and pay for only such securities as it sells to the public. Commissions for the sale of shares received by FPBS do not represent compensation paid by the Funds to FPBS and are not expenses of the Funds.

12b-1 Plan


The shareholders of the Growth Fund, the Asset Allocation Fund, and the Tax Exempt Bond Fund have adopted respective Plans of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940. During the fiscal year ended June 30, 1995, the Growth Fund paid $2,597 to FPBS from its Distribution
Plan. During the fiscal year ended June 30, 1995, the Asset Allocation Fund paid $1,940 to FPBS from its Distribution Plan. During the fiscal year ended June 30, 1995, the Tax Exempt Bond Fund paid $7,979 to FPBS from its Distribution Plan. See "DISTRIBUTION PLANS" in the Funds' Prospectus.


The Transfer Agent

Fund/Plan Services, Inc. ("FPS") is the Funds' Transfer and Dividend Disbursing Agent and as such performs all shareholder services for the Funds. As part of these services, FPS will maintain records pertaining to the sale, redemption, and transfer of Fund shares and will distribute each Fund's cash dividends to shareholders. For such services, each Fund will pay FPS fees which management believes are comparable to fees charged by others who perform such transfer agency services.


The Growth Fund paid FPS for the fiscal years ended June 30, 1993, 1994 and 1995, $92,579, $83,386 and $68,022, respectively. These fees were for transfer and dividend disbursing agent services.

The Asset Allocation Fund paid FPS for the fiscal years ended June 30,
1993, 1994 and 1995, $15,599, $15,771 and $11,101, respectively. These fees were for transfer and dividend disbursing agent services.

The Tax Exempt Bond Fund paid FPS for the fiscal years ended June 30, 1993, 1994 and 1995, $18,785, $28,536 and $21,475, respectively. These fees were for transfer and dividend disbursing agent services.

The Money Market Fund paid FPS for the fiscal years ended June 30, 1993,
1994 and 1995, $52,656, $71,526 and $41,216, respectively. These fees were for transfer and dividend disbursing agent services.


Accounting Services

The Funds have entered into Accounting Services Agreements with FPS. These Agreements require FPS to calculate each Fund's net asset value in accordance with the provisions of the Funds' current Prospectus and to prepare for Fund approval and use various government reports, tax returns, and proxy materials. Each Fund will pay a minimum fee of $25,000 for these services and additional fees based on declining percentages of their respective average net assets in excess of $10,000,000. Management believes the fees for these services are comparable to those charged by others who perform such accounting services.


The Growth Fund paid FPS for the fiscal years ended June 30, 1993, 1994 and 1995, $58,043, $45,128 and $44,673, respectively.

The Asset Allocation Fund paid FPS for the fiscal years ended June 30, 1993, 1994 and 1995, $25,785, $25,089 and $25,883, respectively.

The Tax Exempt Bond Fund paid FPS for the fiscal years ended June 30, 1993, 1994 and 1995, $30,627, $29,049 and $30,271, respectively.

The Money Market Fund paid FPS for the fiscal years ended June 30, 1993, 1994 and 1995, $28,713, $39,106 and $35,458, respectively.


Administrative Services

The Funds have entered into Administration Agreements with FPS. These Agreements provide that the Administrator shall provide all administrative services to each Fund other than those relating to the investment portfolio of the Funds, the distribution of the Funds and the maintenance of each Fund's financial records. The fees for these services are based on declining percentages of each Fund's average net assets beginning at .0015% of the first $50,000,000 of average net assets, .0007% on the next $50,000,000 of average net assets, and .0005% over $100,000,000 of average net assets. The Funds are, however, required to pay minimum annual administrative fees. The minimum annual fee for the Growth Fund is $50,000. The minimum annual administrative fee for each of the Asset Allocation Fund, the Tax Exempt Bond Fund, and the Money Market Fund is $10,000.


For the fiscal year ended June 30, 1995, the Growth Fund paid $61,289 to FPS for administrative services.

For the fiscal year ended June 30, 1995, the Asset Allocation Fund paid $10,009 to FPS for administrative services.

For the fiscal year ended June 30, 1995, the Tax Exempt Bond Fund paid $18,089 to FPS for administrative services.

For the fiscal year ended June 30, 1995, the Money Market Fund paid $34,763 to FPS for administrative services.


The Custodian

IAA Trust Company, 808 IAA Drive, Bloomington, Illinois 61702, serves as Custodian for the Funds and all securities and cash of each Fund will be held by it. None of the Directors, Officers or other employees of the Funds ever have personal possession of any Fund's investments. The Custodian attends to the collection of principal and income, pays and collects all monies for securities bought and sold by each Fund, and performs certain other ministerial duties. These services do not include any managerial or policy making functions of the Funds. The Funds have agreed to pay the Custodian such compensation as may be agreed upon from time to time, but currently the Custodian is voluntarily waiving the receipt of any fees for custodial services.

Independent Accountants

The accounting firm of Coopers & Lybrand L.L.P., 2400 Eleven Penn Center, Philadelphia, Pennsylvania, has been designated as Auditors for each Fund. Coopers & Lybrand L.L.P. performs annual audits of each Fund and is periodically called upon to provide accounting and tax advice.


                                 BROKERAGE

THE GROWTH FUND and THE ASSET ALLOCATION FUND:

These Funds always seek to effect their respective transactions in buying and selling portfolio securities, acting through a broker as agent or with a dealer as principal so that they can obtain reasonable execution at the most favorable prices. Accordingly, each Fund, through IAA Trust Company, the Investment Adviser, negotiates commission rates in accordance with the reliability and quality of a broker's or dealer's services, the financial condition of the firm and the value and expected contribution of the broker-dealer to the performance of the Fund on a continuing basis. Thus, what a Fund determines to be the most favorable commission price may be higher than the lowest available price. In evaluating the overall reasonableness of brokerage commissions paid, the Fund through its Investment Adviser, maintains an awareness of general practices with regard to commission levels and rates charged by reputable brokerage firms.

While there is no undertaking or agreement with any broker or dealer to do so, either Fund may, subject to the primary brokerage allocation criterion that a Fund obtain reasonable execution at the most favorable prices, place orders for the purchase or sale of portfolio securities with brokers or dealers who have provided research, statistical, or other financial information to the Fund or its Investment Adviser. Brokerage house research generally provides economic and financial market analysis as well as industry studies and investment analysis of individual companies or entities.

The primary brokerage allocation criterion of the Funds is that each Fund obtain reasonable execution at the most favorable prices. If two or more brokers or dealers meet this criterion, a Fund may, although there is no undertaking or agreement with any broker or dealer to do so or any specific internal allocation procedure, place orders for the purchase or sale of portfolio securities with brokers or dealers who have provided research, statistical or other financial information to the Fund or its Investment Adviser. Research information obtained from brokers and dealers while servicing the Fund may be used by IAA Trust Company in servicing all of its accounts and, conversely, research information obtained from brokers and dealers while servicing other accounts may be used by IAA Trust Company in servicing the Fund. Further, all research information obtained from brokers and dealers while serving the Fund may not be used by the Fund.

Over-the-counter transactions are usually placed with a principal market maker unless a better net security price is obtainable elsewhere.


During the fiscal years ended June 30, 1993, 1994 and 1995, brokerage commissions paid by the Growth Fund totaled $178,097, $135,169 and $64,267, respectively. No brokerage transactions were allocated to brokers or dealers for the sale of the Fund's shares; such sales are made by Fund/Plan Broker Services, Inc. and Country Capital Management Company through their own representatives.

During the fiscal years ended June 30, 1993, 1994 and 1995, brokerage commissions paid by the Asset Allocation Fund totaled $3,364, $4,558 and $6,980, respectively. No brokerage transactions were allocated to brokers or dealers for the sale of the Fund's shares; such sales are made by Fund/Plan Broker Services, Inc. and Country Capital Management Company through their own representatives.


There may be occasions when portfolio transactions for these Funds are executed as part of concurrent authorizations to purchase or sell the same security for other Funds served by IAA Trust Company. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to a Fund, they are effected only when a Fund, acting on the advice of IAA Trust Company, believes that to do so is in the interest of such Fund. When such concurrent authorizations occur, the executions will be allocated in an equitable manner.


THE TAX EXEMPT BOND FUND:

This Fund always seeks to effect its transactions in buying and selling portfolio securities, acting through a broker as agent or with a dealer as principal so that it can obtain reasonable execution at the most favorable prices. Accordingly, the Fund, through IAA Trust Company, its Investment Adviser, negotiates commission rates in accordance with the reliability and quality of a broker's or dealer's services, the financial condition of the firm and the value and expected contribution of the broker-dealer to the performance of the Fund on a continuing basis. Thus, what the Fund determines to be the most favorable commission price may be higher than the lowest available price. In evaluating the overall reasonableness of brokerage commissions paid, the Fund through its Investment Adviser, maintains an awareness of general practices with regard to commission levels and rates charged by reputable brokerage firms.

The primary brokerage allocation criterion of the Fund is that the Fund obtain reasonable execution at the most favorable prices. If two or more brokers or dealers meet this criterion, the Fund may, although there is no undertaking or agreement with any broker or dealer to do so or any specific internal allocation procedure, place orders for the purchase or sale of portfolio securities with brokers or dealers who have provided research, statistical or other financial information to the Fund or its Investment Adviser. Brokerage house research generally provides economic and financial market analysis as well as industry studies and investment analysis of individual companies or entities.


It is the opinion of the Investment Adviser that the furnishing of research, statistical, and other financial information to either the Fund or the Investment Adviser by brokers and dealers will not materially reduce the cost to the Investment Adviser of fulfilling the terms of its advisory contract with the Fund because the Investment Adviser must review and analyze such information along with all other information available to it. Research information obtained from brokers and dealers while servicing the Fund may be used by IAA Trust Company in servicing all of its accounts and, conversely, research information obtained from brokers and dealers while servicing other accounts may be used by IAA Trust Company in servicing the Fund. Further, all research information obtained from brokers and dealers while serving the Fund may not be used by the Fund.


During the fiscal years ended June 30, 1993, 1994 and 1995, all transactions for the Tax Exempt Bond Fund were placed with a principal market dealer. No commissions as such are paid on transactions with the principal market dealer as the asked price on such transactions usually includes an allowance for such compensation.


No brokerage transactions are allocated to brokers or dealers for the sale of the Fund's shares; such sales are made by Fund/Plan Broker Services, Inc. and Country Capital Management Company through their own representatives.

There may be occasions when portfolio transactions for this Fund are executed as part of concurrent authorizations to purchase or sell the same security for other Funds served by IAA Trust Company. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to a Fund, they are effected only when a Fund, acting on the advice of IAA Trust Company, believes that to do so is in the interest of such Fund. When such concurrent authorizations occur, the executions will be allocated in an equitable manner.

THE MONEY MARKET FUND:

This Fund, acting on recommendations received from its Investment Adviser, IAA Trust Company, expects that purchases and sales of portfolio securities usually will be principal transactions. Portfolio securities will normally be purchased directly from the issuer or from an underwriter or a market maker for the securities. Usually, no brokerage commissions will be paid on such purchases. Purchases from underwriters of portfolio securities will include a concession paid by the issuer to the underwriter and the purchase price paid to market makers for money market instruments may include the spread between the bid and asked price.

The primary consideration in the allocation of portfolio transactions will be prompt and effective execution of orders at the most favorable price. If two or more brokers or dealers meet this criterion, the Fund may, although there is no undertaking or agreement with any broker or dealer to do so or any specific internal allocation procedure, place orders for the purchase or sale of portfolio securities with brokers or dealers who have provided research, statistical, or other financial information to the Fund or its investment adviser. Brokerage house research generally provides economic and financial market analysis as well as industry studies and investment analysis of individual companies or entities. Such information is of the kind generally supplied by broker-dealers to their customers without obligation. This information may be used by IAA Trust Company to supplement its own research and analysis. Although it is not possible to place a dollar value on this information, it is the opinion of IAA Trust Company that the receipt and study of such information does not reduce its expenses. Research information obtained from brokers and dealers while servicing the Fund may be used by IAA Trust Company in servicing all of its accounts and, conversely, research information obtained from brokers and dealers while servicing other accounts may be used by IAA Trust Company in servicing the Fund. Further, not all research information obtained from brokers and dealers while servicing the Fund may be used by the Fund.


During the fiscal years ended June 30, 1993, 1994 and 1995, the Money Market Fund incurred no brokerage commissions.


There may be occasions when portfolio transactions for this Fund are executed as part of concurrent authorizations to purchase or sell the same security for other Funds served by IAA Trust Company. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to a Fund, they are effected only when a Fund, acting on the advice of IAA Trust Company, believes that to do so is in the interest of such Fund. When such concurrent authorizations occur, the executions will be allocated in an equitable manner.


          PURCHASES, REDEMPTIONS, AND PRICING OF FUND SECURITIES

For the method followed by the Funds in determining the total offering price at which each Fund's securities are offered to the public and the method used to value each Fund's assets, see sections titled "HOW TO BUY SHARES", "SPECIAL PLANS AND OTHER PURCHASE INFORMATION", "HOW THE VALUE OF YOUR SHARES IS DETERMINED", and "HOW TO REDEEM YOUR SHARES" in the Funds' Prospectus. See the following for additional information on various special Plans the Funds offer to investors.

Rights of Accumulation

For those who already have an account with either the Growth Fund, the Asset Allocation Fund, the Tax Exempt Bond Fund, or the Money Market Fund, and who are not eligible for sales charge waivers on the first three Funds, reduced sales charges in accordance with the scale in the Prospectus under "HOW TO BUY SHARES" are also applicable to subsequent purchases by "persons" defined in that section of the Prospectus. The sales charge, if not waived, on each additional purchase is determined by adding to the amount of the new investment, the current redemption value of shares already owned by the investor in another IAA Trust Fund. The corresponding sales charge percentage is then applied to the entire amount of the new investment -- not just the amount that exceeds the breakpoint. For example, if you already own shares with a current redemption value of $2,500 and you make an additional investment of $7,500, the sales charge applicable to the $7,500 investment would be reduced to 2%.

Exchange Privileges

A shareholder may exchange his/her shares of one IAA Trust Fund for shares of another IAA Trust Fund on the basis of the relative net asset values per share of each Fund at the time of the exchange. When shares of one Fund are exchanged for shares of another Fund, the minimum investment requirement of such other Fund must be met. An exchange of shares among the Growth Fund, the Asset Allocation Fund, and the Tax Exempt Bond Fund will not result in a sales charge. The two ways to exchange shares, by mail and by telephone, are discussed below.

By Mail: The exchange can be made by forwarding a written request signed by the registered shareholder(s) and returning any outstanding certificates needed to effect the exchange to Fund/Plan Broker Services, Inc. ("FPBS"), c/o Fund Plan Services, Inc., #2 Elm Street, P.O. Box 874, Conshohocken, Pennsylvania 19428.

By Telephone: You may make the exchange by telephone provided that: (1) you have elected the Telephone Exchange option on the initial application or have authorized this option after your initial purchase; (2) the registration of the accounts will be identical; and (3) the shares to be exchanged are not in certificate form. You can call toll-free 1 (800) 245-2100 on any business day. All telephone conversations with FPBS will be recorded. Neither the Funds, Country Capital Management Company, or FPBS will be responsible for the authenticity of the exchange instructions received by telephone.

An exchange is effected by redemption of shares of one Fund and the issuance of shares of the other Fund selected, and only after delivery of the current Prospectus. With respect to an exchange among the Growth Fund, the Asset Allocation Fund, and the Tax Exempt Bond Fund, a capital gain or loss for Federal income tax purposes will be realized upon the exchange, depending upon the cost or other basis of the shares redeemed. With respect to the Money Market Fund, assuming such Fund maintains its share value at $1.00 per share, an exchange of this Fund's shares for shares of another IAA Trust Fund should not create a Federal income tax incident, except for the establishment of a new holding period.

One-Time Reinvestment Privilege Without Sales Charge

Within thirty calendar days after redemption, shareholders who redeem all or part of their shares from an IAA Trust Fund have a one-time privilege of reinvesting in shares of the Fund from which they redeemed, or investing in any other IAA Trust Fund, without a sales charge and up to the dollar amount received for the redeemed shares.


With respect to the Growth Fund, the Asset Allocation Fund, and the Tax Exempt Bond Fund, the reinvestment or exchange will be made at the net asset value next computed after the request is received by the selected Fund in proper form and will be limited to the amount of the redemption proceeds. If a shareholder has realized a capital gain on the redemption, the transaction is taxable and reinvestment will not alter any capital gains tax payable. If there has been a loss on redemption and a subsequent reinvestment is made in a Fund, some or all of the loss will not be allowed as a tax deduction depending on the amount reinvested.

With respect to the Money Market Fund, if any of this Fund's shares acquired by an exchange of shares with the other IAA Trust Funds are redeemed, you have a one-time privilege (within thirty calendar days after redeeming) to reinvest in such Fund and re-exchange such shares for shares of any other IAA Trust Fund. This would eliminate the sales charge, if not waived, that you would otherwise pay on such reinvestment. Assuming that this Fund maintains its share value at $1.00 per share, such a re-exchange would not create a Federal income tax incident, except for the establishment of a new holding period.

Retirement Plans

IAA Trust Company sponsors a prototype Defined Contribution Plan which has been approved by the Internal Revenue Service and which meets the requirement of the Tax Reform Act of 1986, as amended. This Plan can invest in shares of the Growth Fund, the Asset Allocation Fund, or the Money Market Fund. Contributions to the Plan of up to $30,000 or 25% of earned income, whichever is the lesser, may be made each year and subtracted from gross income at tax time.

For individuals eligible to establish an Individual Retirement Account (IRA), IAA Trust Company sponsors a prototype individual retirement Plan which has been approved by the Internal Revenue Service. An individual may be able to deduct contributions made to such a Plan up to an annual amount of $2,000 or 100% of compensation, whichever is less. The deductibility of contributions to an IRA by taxpayers who are participants in an employer's retirement plan is determined by the amount of taxpayer's adjusted gross income. If a joint tax return is filed, a married person whose spouse is not employed may contribute up to $2,250 annually to be divided in any manner between the individual's IRA and the IRA established for the nonworking spouse so long as no more than $2,000 is contributed in any one year to either IRA. The deductibility of contributions to an IRA by taxpayers who are active participants in an employer's retirement plan is determined by the amount of the taxpayer's adjusted gross income. "Rollover contributions" from certain other tax-qualified plans may also be made to this Plan. The custodial fee for this Plan is currently $15.00 per year on any portion thereof for all IAA Trust Company IRA accounts held by one participant and his/her spouse (if any). Possible penalties may be imposed for excess
IRA contributions, premature withdrawals or insufficient distributions after age 701/2.

An investor considering either the Defined Contribution Plan or the IRA Plan should consult with his or her attorney with respect to Plan requirements and tax implications. Other information relating to eligibility and service fees may be obtained by reading the prototype Plans and, in the case of the IRA, by reading the disclosure statement which the IRA requires to be furnished to individuals who are considering the adoption of an IRA.

For more information about these Plans, contact IAA Trust Company, 808 IAA Drive, Bloomington, Illinois 61702 or call toll-free 1 (800) 422-8261.

Automatic Investing

A shareholder may authorize Systematic Investing through automatic withdrawals from his/her bank accounts.

Systematic Withdrawal Plan

Shareholders who purchase or already own $5,000 or more of any Fund's shares, valued at the current public offering price, and who wish to receive periodic payments may establish a Systematic Withdrawal Plan by completing an application provided by FPBS for this purpose. Such planholders will receive monthly, quarterly or annual checks in the amount they designate. While no particular withdrawal amount is necessarily recommended, the minimum is $25. The amount of payment may be changed at any time. Dividends and capital gains distributions on a Fund's shares in the Plan are automatically reinvested in additional shares at net asset value, without a sales charge. All certificates for shares deposited under this Plan must be surrendered and no certificates will be issued unless the Plan is terminated. Payments are made from the proceeds derived from the redemption of Fund shares owned by the planholder. With respect to the Growth Fund, the Asset Allocation Fund, and the Tax Exempt Bond Fund, each redemption of shares may result in a gain or loss which is reportable by the investor on his income tax return.

The maintenance of a Systematic Withdrawal Plan, while making Systematic Investments, is disadvantageous because the shareholder would unnecessarily be paying a sales charge (with respect to the Growth Fund, the Asset Allocation Fund, and the Tax Exempt Bond Fund) on the purchase of shares while redeeming similar shares at net asset value. For this reason, an investor should not ordinarily have a Systematic Withdrawal Plan in effect while making Systematic Investments. Redemptions required for payments may reduce or use up the planholder's investment, depending upon the size of payment and market fluctuations, if applicable. Accordingly, Plan payments cannot be considered as yield or income on the investment. Additional purchases may be made under the Systematic Withdrawal Plan in amounts of $5,000 or more.

Fund/Plan Services, Inc., ("FPS") as agent for the shareholder, may make a charge for services rendered beyond those normally assumed by the Funds. No such charge is currently assessed, but such a charge may be instituted by FPS upon notice in writing to shareholders. This Plan may be terminated at any time without penalty upon written notice by the shareholder, by the Funds, or by FPS.


                         UNDERWRITER COMPENSATION

Shares of the Funds are continuously offered to the public through Fund/Plan Broker Services, Inc. ("FPBS").

Currently, out of commissions to be received, FPBS has agreed to pay all expenses incident to the distribution of shares. If commissions are not sufficient to pay these expenses, FPBS will look to the Funds' Investment Adviser for reimbursement. For the fiscal year ended June 30, 19945, FPBS received no underwriting fees.

However, as Distributor, FPBS receives as compensation those portions of the applicable sales charges which are not re-allowed to the dealers who sell shares of the Growth Fund, the Asset Allocation Fund, and the Tax Exempt Bond Fund.

For additional information, see "WHO DISTRIBUTES THE FUNDS SHARES" in the Funds' Prospectus.


                       INVESTMENT PERFORMANCE INFORMATION

From time to time, the Funds advertise their various respective performance measures, such as: 7- or 30-day yield; tax- equivalent yield; total percentage increase; and total return. Performance will vary and the results shown herein and in the Funds' Prospectus are historical information and will not be representative of future results. Factors affecting the Funds' performance include general market conditions, operating expenses, and portfolio management. No adjustment has been made for taxes payable on dividends and distributions.

Total Return Calculations

With respect to the Growth Fund, the Asset Allocation Fund, and the Tax Exempt Bond Fund, these Funds that compute their average annual total returns do so by determining the average annual compounded rates of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment. This is done by dividing the ending redeemable value of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

                                                  1/n
                                          (ERV)
                                           ---           1
       Average Annual Total Return          P


        Where:  ERV    = ending redeemable value at the end of the period covered by the computation of a hypothetical $1,000 payment made at the beginning of the period.

                P      = hypothetical initial payment of $1,000.

                n      = period covered by the computation, expressed in terms of years.


The Funds that compute their aggregate total returns over a specified period do so by determining the aggregate compounded rate of return during such specified period that likewise equates over a specified period the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:


                                          (ERV)
                                           ---           1
              Average Total Return          P





   Where:    ERV  = ending redeemable value at the end of the period covered by the computation of a hypothetical
                  $1,000 payment made at the beginning of the period.

             P    = hypothetical initial payment of $1,000.

The calculations of average annual total return and aggregate total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value (variable "ERV" in each formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations. Such calculations are not necessarily indicative of future results and do not take into account Federal, state and local taxes that shareholders must pay on a current basis.

Since performance will fluctuate, performance data for the Funds should not be used to compare an investment in a Fund's shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that performance is generally a function of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses and market conditions.

30-day Yield Calculations

With respect to the Asset Allocation Fund and the Tax Exempt Bond Fund, the yield of each of these Funds is calculated by dividing the net investment income per share (as described below) earned by the Fund during a 30-day (or one month) period by the maximum offering price per share on the last day of the period and annualizing the result on a semi-annual basis by adding one to the quotient, raising the sum to the power of six, subtracting one from the result and then doubling the difference. A Fund's net investment income per share earned during the period is based on the average daily number of shares outstanding during the period entitled to receive dividends and includes dividends and interest earned during the period minus expenses accrued for the period, net of reimbursements. This calculation can be expressed as follows:

                                       6

                       YIELD =  2  [ ( a - b  + 1) - 1  ]
                                       -----
                                   cd


 Where:  a =    dividends and interest earned during the period.

         b =    expenses accrued for the period (net of reimbursements).

         c =    the average daily number of shares outstanding during the period that were entitled to receive dividends.

         d =  maximum offering price per share on the last day of the period.


For the purpose of determining net investment income earned during the period (variable "a" in the formula), dividend income on equity securities held by a Fund is recognized by accruing 1/360 of the stated dividend rate of the security each day that the security is in the Fund. Except as noted below, interest earned on any debt obligations held by a Fund is calculated by computing the yield to maturity of each obligation held by that Fund based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of the month, the purchase price (plus actual accrued interest) and dividing the result by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is held by that Fund. For purposes of this calculation, it is assumed that each month contains thirty days. The date on which the obligation reasonably may be expected to be called or, if none, the maturity date. With respect to debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount premium. The amortization schedule will be adjusted monthly to reflect changes in the market values of such debt obligations.

Expenses accrued for the period (variable "b" in the formula) include all recurring fees charged by a Fund to all shareholder accounts in proportion to the length of the base period and the Fund's mean (or median) account size. Undeclared earned income will be subtracted from the offering price per capital share (variable "d" in the formula).

With respect to the Tax Exempt Bond Fund, interest earned on tax-exempt obligations that are issued without original issue discount and have a current market discount is calculated by using the coupon rate of interest instead of the yield to maturity. In the case of tax-exempt obligations that are issued with original issue discount but which have discounts based on current market value that exceed the then-remaining portion of the original discount (market discount), the yield to maturity is the imputed rate based on the original issue discount calculation. On the other hand, in the case of tax-exempt obligations that are issued with original issue discount but which have discounts based on current market value that are less than the then-remaining portion of the original discount (market premium), the yield to maturity is based on the market value.

With regard to mortgage or other receivables-backed obligations which are expected to be subject to monthly payments of principal and interest ("pay-downs"): (i) gain or loss attributable to actual monthly pay-downs are accounted for as an increase or decrease to interest income during the period; and (ii) a Fund may elect either (a) to amortize the discount and premium on the remaining security, based on the cost of the security, to the weighted average maturity date, if such information is available, or to the remaining term of the security, if any, if the weighted average date is not available or (b) not to amortize discount or premium on the remaining security.

Tax-Equivalent Yield Calculations

With respect to the Tax Exempt Bond Fund, the "tax-equivalent yield" of this Fund is computed by (a) dividing the portion of the yield (calculated as above) that is exempt from Federal income tax by one minus a stated Federal income tax rate and (b) adding to that figure to that portion, if any, of the yield that is not exempt from Federal income tax.

The tax equivalent yield reflects the taxable yield that an investor at the highest marginal Federal income tax rate would have to receive to equal the primarily tax-exempt yield from the Fund. Before investing in a tax-exempt fund, you may want to determine which investment -- tax-free or taxable -- will result in a higher after-tax yield. To do this, divide the yield on the tax-free investment by the decimal determined by subtracting from 1 the highest Federal tax rate you pay. For example, if the tax-free yield is 5% and your maximum tax bracket is 36%, the computation is:

 5% Tax-Free Yield - (1/.36 Tax Rate) = 5%/.64% = 7.8125% Tax Equivalent Yield

In this example, your after-tax return would be higher from the 5% tax-free investment if available taxable yields are below 7.8125%. Conversely, the taxable investment would provide a higher yield when taxable yields exceed 7.8125%.

7-day Yield Calculations

The Money Market Fund's standard yield quotations as they appear in reports and other material distributed by the Fund or by Country Capital Management Company are calculated by a standard method prescribed by rules of the Securities and Exchange Commission. The yield of this Fund for a 7-day period (the "base period") will be computed by determining the net change in value (calculated as set forth below) of a hypothetical account having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7 with the resulting yield figure carried to the nearest hundredth of one percent.

Net changes in value of a hypothetical account will include the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares, but will not include realized gains or losses or unrealized appreciation or depreciation on portfolio investments.

The effective yield is computed by compounding the unannualized base period return by adding 1 to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result, according to the following formula:

            Effective Yield = [(base period return + 1) 365/7]-1

THE GROWTH FUND:

This Fund's net asset value and return will fluctuate. Please note the differences and similarities between the investments which the Fund may purchase for its portfolio and the investments measured by the index which is described in the Prospectus. Where applicable, the Fund's return has been adjusted to reflect the maximum sales charge of 3.00%, which results in lower performance than would have been obtained if the sales charge wasn't considered. Please refer to the Prospectus for specific information.

THE ASSET ALLOCATION FUND:


This Fund's net asset value, return, and yield will fluctuate. The Fund's yield for the thirty days ended June 30, 1995 was 2.87%. Yield differs from total return in that it only considers current income and does not take into account gains or losses on securities held by the Fund. Where applicable, the Fund's return and yield have been adjusted to reflect the maximum sales charge of 3.00%, which results in lower performance than would have been obtained if the sales charge wasn't considered. Please refer to the Prospectus for specific information.


THE TAX EXEMPT BOND FUND:


This Fund's net asset value, return, and yield will fluctuate. The Fund's yield for the thirty days ended June 30, 1995 was 4.35%. Yield differs from total return in that it only considers current income and does not take into account gains or losses on securities held by the Fund. Where applicable, the Fund's return and yield have been adjusted to reflect the maximum sales charge of 3.00%, which results in lower performance than would have been obtained if the sales charge wasn't considered. Please refer to the Prospectus for specific information.

The above yield results in a tax-equivalent yield of 6.80% for the thirty days ended June 30, 1995.


THE MONEY MARKET FUND:


The yield and effective yield of this Fund will vary in response to fluctuations in interest rates and in the expenses of the Fund. For the seven days ended June 30, 1995 the Fund's annualized standard (cash) yield was 5.19% and its annualized effective (compound) yield was 5.33%. For comparative purposes, the current and effective yields should be compared to current and effective yields offered by competing financial institutions for the same base period and calculated by the methods described above.

                                    APPENDIX

Commercial Paper Ratings

    Moody's Investors Service, Inc.: "Prime-1" and "Prime-2" are Moody's two highest commercial paper rating categories. Moody's evaluates the salient features that affect a commercial paper issuer's financial and competitive position. The appraisal includes, but is not limited to the review of such factors as:

      1. Quality of management.
      2. Industry strengths and risks.
      3. Vulnerability to business cycles.
      4. Competitive position.
      5. Liquidity measurements.
      6. Debt structures.
      7. Operating trends and access to capital markets.

    Differing degrees of weight are applied to the above factors as deemed appropriate for individual situations.

    Standard & Poor's Corporation: "A-1" and "A-2" are S&P's two highest commercial paper rating categories and issuers rated in these categories have the following characteristics:

      1. Liquidity ratios are adequate to meet cash requirements.
      2. Long-term senior debt is rated "A" or better.
      3. The issuer has access to at least two additional channels of borrowing.
      4. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances.
      5. Typically, the issuer is in a strong position in a well-established industry or industries.
      6. The reliability and quality of management is unquestioned.

    Relative strength or weakness of the above characteristics determine whether an issuer's paper is rated "A-1" or "A-2". Additionally, within the "A-1" designation, those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) rating category.

Bond Ratings

    Standard and Poor's Corporation: An S&P bond rating is a current assessment of the creditworthiness of an obligor with respect to a specific debt obligation. This assessment may take into consideration obligors such as guarantors, insurers or lessees.

    The bond ratings are not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

    The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform any audit in connection with any ratings and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

    The ratings are based, in varying degrees, on the following considerations:

     I. Likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;
     II.  Nature of and provisions of the obligation;
     III. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditor's rights.

    The four highest bond ratings of S&P and their meanings are:

     "AAA" Bonds rated "AAA" have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

     "AA" Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

     "A" Bonds rated "A" have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

     "BBB" Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

  Plus (+) or Minus (-): The ratings from "AA" to "BB" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

  Provisional Ratings The letter "p" indicates that the rating is provisional. A provisional ratings assumes the successful completion of the project being financed by the bonds being rated and indicate that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgement with respect to such likelihood and risk.

  Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories ("AAA", "AA", "A", and "BBB", commonly known as "Investment Grade" ratings) are generally regarded as eligible for bank investment.

  Moody's Investors Service, Inc.: The four highest ratings of Moody's and their meanings are:

  "Aaa" Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

  "Aa" Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower then the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

  "A" Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

  "Baa" Bonds which are rated "Baa" are considered as medium grade obligations;
        i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Descriptions of Short-Term Instruments

  Obligations of the U.S. Government, its Agencies and Instrumentalities:

    Securities issued or guaranteed by the U.S. Government include a variety of Treasury securities, which differ only in their interest rate, maturity and date of issuance. Treasury bills have a maturity of one year or less. Treasury notes have a maturity of one to ten years and Treasury bonds generally have maturities of greater than ten years at the date of issuance. Some obligations of U.S. Government agencies and instrumentalities such as Treasury bills and Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury; others, such as securities of Federal Loan Banks, have the right of the issuer to borrow from the Treasury; and still others, such as bonds issued by Federal National Mortgage Association, a private corporation, are supported only by the credit of the instrumentalities. No assurance can be given that the U.S. Government would provide financial support to U.S. Government instrumentalities as it is not obligated to do so by law.

  Certificates of Deposit:

    In essence, a certificate of deposit is a negotiable receipt issued by a bank or savings and loan association in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate.

  Bankers' Acceptances:

    A bankers' acceptance generally arises from a short-term credit arrangement designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by the bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date.

  Commercial Paper:

    Commercial paper is generally defined as unsecured short-term notes issued in bearer form by large, well-known corporations and finance companies. Maturities on commercial paper range from a few days to nine months.

  Repurchase Agreements:

    Repurchase agreements are transactions in which a Fund purchases a security (usually a U.S. Government obligation) and simultaneously obtains the commitment of the seller (a member bank of the Federal Reserve System) to repurchase the security at an agreed upon price on an agreed upon date usually not more than seven days from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the purchased security. Such transactions afford an opportunity for a Fund to earn a return on cash which is only temporarily available. The Fund's risk is limited to the ability of the seller to pay the agreed upon sum upon the delivery date, but the seller's obligation is in effect secured by the value of the underlying security. With respect to the Money Market Fund, repurchase agreements of over seven day's duration will not be more than 10% of the assets of such Fund.

Foreign Securities Risks

  Foreign securities involve investment risk in addition to those of domestic obligations of domestic issuers, including the possibility that: liquidity can be impaired because of future political and economic developments; the obligations may be less marketable than comparable domestic obligations of domestic issuers; a foreign jurisdiction might impose withholding taxes or interest income payable on these obligations; deposits may be seized or nationalized; foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal and interest on those obligations; the selection of foreign bank obligations might be more difficult because there may be less publicly available information concerning foreign banks; there may be difficulties in obtaining or enforcing a judgement against a foreign bank; or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. Foreign banks are not subject to examination by any U.S. Government agency or instrumentality.


IAA Trust Mutual Funds - Portfolio Highlights

           IAA Trust Growth Fund, Inc.

          Portfolio Changes For the Year Ended June 30, 1995


          Major Purchases                     Major Sales

          American Stores Co. (1)             Adaptec, Inc. (2)
          Engelhard Corp. (1)                 Burlington Resources, Inc. (2)
          Green Tree Financial Corp. (1)      Intel Corp.
          Mylan Labs                          Fleetwood Enterprises (2)
          NICOR, Inc. (1)                     TNT Freightways, Inc. (2)
          Royal Dutch Petroleum Co. ADR (1)   VLSI Technology (2)
          VeriFone, Inc. (1)                  YPF-Sociedad Anonima (2)


          (1) New Holdings                  (2) Deletions


          Ten Largest Holdings June 30, 1995
                                                              Percent
                                                    Value     of Fund
                                                    -----     -------
          Motorola, Inc. . . . . . . . . . . .  $ 2,685,000     3.80%
          Intel Corp.  . . . . . . . . . . . .    2,532,500     3.59
          General Electric Co. . . . . . . . .    2,255,000     3.20
          Green Tree Financial Corp. . . . . .    1,775,000     2.52
          Hewlett-Packard Co.    . . . . . . .    1,758,200     2.49
          MBNA Corp. . . . . . . . . . . . . .    1,687,500     2.39
          DPL, Inc.    . . . . . . . . . . . .    1,659,375     2.35
          Cisco Systems. . . . . . . . . . . .    1,618,000     2.29
          Sun Microsystems . . . . . . . . . .    1,600,500     2.27
          Exxon Corp.  . . . . . . . . . . . .    1,589,062     2.25
                                                -----------    -----
                                                $19,160,137    27.15%
                                                ===========    =====



      IAA Trust Asset Allocation Fund, Inc.


          Portfolio Changes For the Year Ended June 30, 1995



          Major Purchases                                        Major Sales
          Federal Home Loan Bank, 8.000%, 9/20/04 (1)            New England Telephone Co. (2)
          United States Treasury Notes, 6.875%, 7/31/99 (1)      7.875%, 11/15/29
          United States Treasury Notes, 7.250%, 8/15/04 (1)      United States Treasury Bonds.(2)
          Federal Farm Credit Bank (1)                           8.875%, 8/15/17
           5.800%, 12/18/00                                      Medtronic, Inc. (2)
          Invacare, Corp. (1)                                    Pitney Bowes (2)
          Xerox Corporation (1)                                  General Motors Corp.(2)
          Harley-Davidson, Inc. (1)                              Cott Corp. (2)


          (1) New Holdings                  (2) Deletions



          Ten Largest Holdings June 30, 1995


                                                                                             Percent
                                                                              Value          of Fund
                                                                              -----          -------
          International American Devel. Bank, 8.875%, 06/01/09 . . . . .    $ 242,000          2.54%
          Bell of Pennsylvania, 8.350%, 12/15/30 . . .  . . . . . .  . .      238,000          2.50
          Chesapeake & Potomac Telephone Co., 8.375%, 10/01/29 . . . . .      226,250          2.37
          United States Treasury Notes, 7.250%, 05/15/04 . . . . . . . .      213,716          2.24
          Discover Credit Card Trust, 6.750%, 02/16/02 . . . . . . . . .      200,625          2.10
          United States Treasury Notes, 5.875%, 03/31/99 . . . . . . . .      199,546          2.09
          United States Treasury Notes, 4.750%, 02/15/97 . . . . . . . .      196,700          2.06
          Government National Mortgage Association, 9.000%, 07/15/16. . .     176,406          1.85
          Citicorp . . . . . . . . . . . . . . . . . . . . . . . . . . .      170,731          1.79
          New Jersey Bell Telephone Co., 7.850%, 11/15/29. . . . . . . .      163,125          1.71
                                                                           ----------         -----
                                                                           $2,027,099         21.25%
                                                                           ==========         =====


IAA Trust Mutual Funds - Portfolio Highlights

           IAA Trust Tax Exempt Bond Fund, Inc.

          Portfolio Changes For the Year Ended June 30, 1995


          Major Purchases                             Major Sales

          Penna. State Higher Education (1)           State of Washington Unlimited (2)
            5.600%, 09/01/10                           6.375%, 02/01/14
          Louisville & Jefferson Co. Met. Sewer (1)   Plano Texas Water and Sewer (2)
            5.250%, 05/15/10                           6.950%, 05/01/01
          Connecticut State Unlimited Tax (1)         Brazos River Authority (2)
            5.400%, 03/15/08                           5.500%, 05/01/22
          Massachusetts Bay Transit Authority (1)     Weber County Utah Mun. Bldg. (2)
            5.875%, 03/01/15                           7.150%, 06/01/03
                                                      Joliet Illinois Refunding (2)
                                                       7.125%, 01/01/02

          (1) New Holdings                            (2) Deletions


          Ten Largest Holdings June 30, 1995



                                                                                                                           Percent
                                                                                                          Value            of Fund
                                                                                                          -----            -------
Peru Indiana Community School, 6.750%, 01/01/09  ..............................................        $  578,875            3.07%
Cape Girardeau Missouri Waterworks, 7.450%, 03/01/05 ..........................................           569,375            3.02
State of Rhode Island Ref. General Obligation, 7.000%, 06/15/05  ..............................           569,375            3.02
Pennsylvania State Higher Education, 5.600%, 09/01/10  ........................................           563,500            2.99
Washington Public Power Supply, 7.625%, 07/01/01 ..............................................           559,375            2.97
Kaukauna Wisconsin Electric System, 7.250%, 12/15/08 ..........................................           548,750            2.91
Connecticut State Unlimited Tax General Obligation, 5.400%, 03/15/08 ..........................           543,125            2.89
Maricopa County School Dist.Arizona Unlimited , 6.400%, 07/01/06 ..............................           543,125            2.89
Louisville & Jefferson County, Met. Sewer Dist. Rev.,5.250% 05/15/10 ..........................           542,656            2.89
Chicago, Illinois Water Revenue, 6.500%, 11/01/15  ............................................           533,125            2.83
                                                                                                          -------            ----
                                                                                                       $5,551,281           29.48%
                                                                                                       ==========           ======



    IAA Trust Money Market Fund, Inc.

          Ten Largest Holdings June 30, 1995


                                                                                                                           Percent
                                                                                                           Value           of Fund
                                                                                                           -----           -------
Commercial Credit Co., 5.96%, 08/07/95 .........................................................       $ 1,500,000           4.12%
Waste Management, Inc., 6.30%, 08/09/95  .......................................................         1,489,763           4.09
Household Finance Corp., 6.11%, 07/06/95 .......................................................         1,079,000           2.96
Norwest Corp., 5.85%, 08/29/95 .................................................................         1,015,000           2.79
Chevron Oil Finance Co., 5.97%, 07/05/95 .......................................................           950,000           2.61
American Express Credit Corp., 5.99%, 07/20/95 .................................................           950,000           2.61
Transamerica Financial Corp., 6.02%, 07/18/95  .................................................           942,314           2.59
Texaco, Inc., 5.89%, 07/27/95  .................................................................           909,000           2.50
American General Finance Corp., 6.21%, 07/31/95  ...............................................           900,000           2.47
AVCO Financial Services, Inc., 6.07%, 08/21/95 .................................................           900,000           2.47
                                                                                                           -------           ----
                                                                                                       $10,635,077          29.21%
                                                                                                       ===========          ======


          Portfolio Characteristics June 30, 1995

          30 Day Average Yield: 5.20%
          7 Day Average Yield: 5.19%

          Average Days to Maturity: 39.27



  REPORT OF INDEPENDENT ACCOUNTANTS

  To the Shareholders and Boards of Directors
  IAA Trust Mutual Funds

     We have audited the accompanying statements of assets and liabilities, including the schedule of investments of the IAA Trust Mutual Funds (the "Funds") (comprising, respectively, the IAA Trust Growth Fund, Inc., the IAA Trust Asset Allocation Fund, Inc., the IAA Trust Tax Exempt Bond Fund, Inc. and the IAA Trust Money Market Fund, Inc.) as of June 30, 1995, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation and physical inspection of securities held by the custodian as of June 30, 1995. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds comprising the IAA Trust Mutual Funds as of June 30, 1995, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.

  COOPERS & LYBRAND L.L.P.
  2400 Eleven Penn Center
  Philadelphia, PA
  July 28, 1995

IAA Trust Mutual Funds - Schedule of Investments  June 30, 1995
---------------------------------------------------------------
IAA Trust Growth Fund, Inc.

                                  Shares     Value
                                  ------  -----------
COMMON STOCKS - 82.41%
Beverages - 1.62%
PepsiCo, Inc. ................    25,000  $ 1,140,625
                                          -----------
Chemicals/Basic - 3.24%
Engelhard Corp. ..............    32,000    1,372,000
Minnesota Mining &
 Manufacturing ...............    16,000      916,000
                                          -----------
                                            2,288,000
                                          -----------
Climate Control
 Systems - 1.91%
York International, Inc. .....    30,000    1,350,000
                                          -----------
Computer Peripheral
 Equipment - 6.17%
Cisco Systems*................    32,000    1,618,000
Hewlett-Packard Co. ..........    23,600    1,758,200
VeriFone, Inc.* ..............    40,000      980,000
                                          -----------
                                            4,356,200
                                          -----------
Computer Services - 4.36%
First Data Corp. .............    26,000    1,478,750
Sun Microsystems*.............    33,000    1,600,500
                                          -----------
                                            3,079,250
                                          -----------
Consumer Products - 1.26%
Rubbermaid, Inc. .............    32,000      888,000
                                          -----------
Electrical Equipment - 3.19%
General Electric Co. .........    40,000    2,255,000
                                          -----------
Electronics/
 Instrumentation - 3.80%
Motorola, Inc. ...............    40,000    2,685,000
                                          -----------
Electric Utility - 2.35%
DPL, Inc. ....................    75,000    1,659,375
                                          -----------
Entertainment - 1.31%
Acclaim Entertainment, Inc.*..    50,000      921,875
                                          -----------
Food Products - 1.58%
Archer-Daniels-Midland Corp. .    60,000    1,117,500
                                          -----------
Financial Services - 5.98%
Federal National Mortgage
 Assoc. ......................     8,000      755,000
Green Tree Financial Corp. ...    40,000    1,775,000
MBNA Corp. ...................    50,000    1,687,500
                                          -----------
                                            4,217,500
                                          -----------
Hospital & Medical Service
 Plans - 0.65%
US Healthcare, Inc. ..........    15,000      459,375
                                          -----------
Household Products - 1.29%
Unilever N.V. ................     7,000      910,875
                                          -----------
Insurance - 3.47%
American International Group..    10,000    1,140,000
Travelers Group, Inc. ........    30,000    1,312,500
                                          -----------
                                            2,452,500
                                          -----------
Machinery & Equipment - 0.60%
Hardinge, Inc. ...............    22,000      420,750
                                          -----------
Medical Supplies - 1.92%
Johnson & Johnson.............    20,000  $ 1,352,500
                                          -----------
Metals & Mining - 1.19%
Newmont Mining Corp. .........    20,000      837,500
                                          -----------
Miscellaneous Chemical
  Products - 1.25%
Lubrizol Corp. ...............    25,000      884,375
                                          -----------
Motor Vehicle Mfr. &
 Parts - 1.26%
Ford Motor Co. ...............    30,000      892,500
                                          -----------
Natural Gas Production
  Transmission - 2.12%
NICOR, Inc. ..................    35,000      940,625
Unocal Corp. .................    20,000      552,500
                                          -----------
                                            1,493,125
                                          -----------
Paper & Allied
 Products - 1.67%
Weyerhaeuser Co. .............    25,000    1,178,125
                                          -----------
Petroleum/Integrated - 7.87%
Chevron Corp. ................    25,000    1,165,625
Exxon Corp. ..................    22,500    1,589,062
Phillips Petroleum............    40,000    1,335,000
Royal Dutch Petroleum Co. ADR.    12,000    1,462,500
                                          -----------
                                            5,552,187
                                          -----------
Pharmaceuticals - 5.56%
Elan Corp., PLC*..............    30,000    1,222,500
Merck & Co. ..................    25,000    1,225,000
Mylan Labs....................    48,000    1,476,000
                                          -----------
                                            3,923,500
                                          -----------
Railroad - 1.35%
Burlington Northern Corp. ....    15,000      950,625
                                          -----------
Retail - 6.85%
American Stores Co.  .........    30,000      843,750
Best Buy Co., Inc.* ..........    15,500      412,688
Pep Boys......................    40,000    1,070,000
Toys-R-Us, Inc.*..............    40,000    1,170,000
Wal-Mart Stores...............    50,000    1,337,500
                                          -----------
                                            4,833,938
                                          -----------
Semiconductors & Related
  Devices - 3.59%
Intel Corp. ..................    40,000    2,532,500
                                          -----------
Steel Production - 0.76%
Nucor Corp. ..................    10,000      535,000
                                          -----------
Telephone Utility - 4.24%
American Telephone and
 Telegraph....................    28,000    1,487,500
GTE Corp. ....................    44,000    1,501,500
                                          -----------
                                            2,989,000
                                          -----------
TOTAL COMMON STOCKS
  (cost $38,641,469)..........             58,156,700
                                          -----------

IAA Trust Mutual Funds - Schedule of Investments  June 30, 1995
---------------------------------------------------------------
IAA Trust Growth Fund, Inc. (continued)



                                Principal
                                 Amount      Value
                               ---------- -----------
COMMERCIAL PAPER - 15.12%
John Deere Capital Corp.
  6.11%, 07/06/95............. $  747,000 $   747,000
Prudential Funding Corp.
  5.99%, 07/10/95.............    752,000     752,000
IBM Credit Corp.
  5.98%, 07/11/95.............  1,181,000   1,181,000
PHH Corp.
  5.95%, 07/12/95.............  1,021,680   1,019,822
Associates Corp. of N. America
  5.99%, 07/13/95.............    974,000     974,000
Heller Financial, Inc.
  6.01%, 07/24/95.............    782,000     782,000
Province of Quebec
   6.18%, 07/24/95............    500,000     498,026
Heller Financial, Inc.
  6.01%, 07/31/95.............    638,760     638,760
Commercial Credit Corp.
  5.97%, 08/02/95.............    235,000     235,000
AVCO Financial Services, Inc.
   6.01%, 08/07/95............    359,798     357,576
Prudential Funding Corp.
  5.99%, 08/08/95.............  1,413,000   1,413,000
AVCO Financial Services, Inc.
  5.93%, 08/15/95............. $  375,000 $   375,000
Ford Motor Credit Co.
  5.98%, 08/24/95.............    909,000     909,000
Associates Corp. of N. America
  5.93%, 08/30/95.............    790,000     790,000
                                          -----------
TOTAL COMMERCIAL PAPER
  (cost $10,672,184)..........             10,672,184
                                          -----------
OTHER SHORT-TERM
 INVESTMENTS - 2.18%
Money Market Funds
 (cost $1,538,242)
Federated Prime Obligation
 Fund, 5.93% .................  1,538,242   1,538,242
                                          -----------
TOTAL INVESTMENTS -  99.71%
  (cost $50,851,895)..........             70,367,126
                                          -----------
CASH AND OTHER ASSETS
  NET OF LIABILITIES - 0.29%..                209,978
                                          -----------
NET ASSETS - 100.00%..........            $70,577,104
                                          ===========



* Non-income producing

See notes to financial statements

IAA Trust Mutual Funds - Schedule of Investments June 30, 1995
----------------------------------------------------------------
IAA Trust Asset Allocation Fund, Inc.



                                          Principal
                                           Amount    Value
                                          ---------  --------
BONDS AND NOTES - 34.62%
Auto - 1.21%
General Motors Acceptance Corp.
  8.875%, 06/01/10............            $100,000  $  115,875
                                                    ----------

Banking - 3.66%
International American Development Bank
  9.500%, 10/15/97............             100,000     106,750
International American Development Bank
  8.875%, 06/01/09............             200,000     242,000
                                                    ----------

                                                       348,750
                                                    ----------
Beverages - 1.07%
Coca-Cola Company
  6.625%, 10/01/02............             100,000     101,875
                                                    ----------

Chemicals - 1.06%
E.I. DuPont DeNemours & Company
  6.750%, 10/15/02............             100,000     101,250
                                                    ----------

Finance Companies - 2.92%
Discover Card Credit Trust
  6.750%, 02/16/02............             200,000     200,625
Thrift Financial Corp.
  8.550%, 05/20/18............              74,906      77,628
                                                    ----------

                                                       278,253
                                                    ----------
Telephone Utility - 6.58%
Bell of Pennsylvania
  Putable Debentures
  8.350%, 12/15/30............             200,000     238,000
New Jersey Bell Telephone Company
  7.850%, 11/15/29............             150,000     163,125
Chesapeake & Potomac Telephone
  Company of Virginia Debentures
   8.375%, 10/01/29...........             200,000     226,250
                                                    ----------

                                                       627,375
                                                    ----------

U.S. Government Agencies - 5.96%
Federal Farm Credit Bank
  5.800%, 12/18/00............             100,000      96,511
Federal Home Loan Bank
  8.000%, 09/20/04............             100,000     101,421
Federal Home Loan Mortgage Corp.
  10.750%, 07/01/00...........               7,835       7,835
Federal Home Loan Mortgage Corp.
  8.750%, 04/01/01............              66,610      68,858
Federal Home Loan Mortgage Corp.
  10.150%, 04/15/06...........              44,013      45,444
Government National Mortgage
  Association Pool #60721
  9.750%, 04/15/98............               6,019       6,403
Government National Mortgage
  Association Pool #30111
  9.000%, 05/15/09............              27,848      29,284
Government National Mortgage
  Association Pool #23653
  9.500%, 06/15/09............              17,207      18,266
Government National Mortgage
  Association Pool #32147
  9.500%, 08/15/09............              17,099      18,151
Government National Mortgage
  Association Pool #161621
  9.000%, 07/15/16............             167,756     176,406
                                                    ----------

                                                       568,579
                                                    ----------

U.S. Government Obligations - 12.16%
United States Treasury Notes
  4.750%, 02/15/97............             200,000     196,700
United States Treasury Notes
  6.000%, 12/31/97............             100,000     100,320
United States Treasury Notes
  5.875%, 03/31/99............             200,000     199,546
United States Treasury Notes
  6.750%, 06/30/99 ...........             100,000     102,733
United States Treasury Notes
  6.875%, 07/31/99 ...........             100,000     103,117
United States Treasury Notes
  7.250%, 05/15/04............             200,000     213,716
United States Treasury Notes
  7.250%, 08/15/04 ...........             100,000     106,932
United States Treasury Bonds
  11.625%, 11/15/04 ..........             100,000     137,487
                                                    ----------

                                                     1,160,551
                                                    ----------
TOTAL BONDS AND NOTES
  (cost $3,082,642)...........                       3,302,508
                                                    ----------




                                           Shares      Value
                                          ---------  --------

COMMON STOCKS - 51.78%
Aerospace/Defense - 0.89%
Raytheon......................               1,100      85,388
                                                    ----------

Auto/Auto Parts - 1.28%
Chrysler Corp. ...............               1,000      47,875
Ford Motor Co. ...............               1,000      29,750
Magna International, Inc.,
  Cl. A ....................                 1,000      44,125
                                                    ----------
                                                       121,750
                                                    ----------

Air Courier Services - 0.89%
Federal Express Corp.*........               1,400      85,050
                                                    ----------


Banks - 4.00%
BankAmerica Corp. ............               1,000      52,625
Bank of New York..............               1,500      60,562
Citicorp......................               2,950     170,731
Norwest Corp. ................               3,400      97,750
                                                    ----------
                                                       381,668
                                                    ----------
Beverages - 1.34%
Coca-Cola Company.............               2,000     127,500
                                                    ----------

Construction and Engineering - 0.82%
Fluor Corp. ..................               1,500      78,000
                                                    ----------

Construction Machinery - 1.08%
Caterpillar, Inc. ............               1,600     102,800
                                                    ----------

Consumer Products - 4.02%
Department 56, Inc. ..........               1,900      72,675
Gillette Co. .................               2,000      89,250
Procter & Gamble..............               2,000     143,750
Wolverine World Wide..........               3,750      77,812
                                                    ----------
                                                       383,487
                                                    ----------
Electric Utility - 1.92%
Cilcorp, Inc. ................               1,200      43,650
Florida Progress Corp. .......               1,200      37,500
Texas Utilities, Inc. ........               1,000      34,375
Wisconsin Energy Corp. .......               2,400      67,200
                                                    ----------
                                                       182,725
                                                    ----------


IAA Trust Mutual Funds - Schedule of Investments June 30, 1995
----------------------------------------------------------------
IAA Trust Asset Allocation Fund, Inc. (continued)



                                           Shares      Value
                                          ---------  --------
COMMON STOCKS (continued)
Electronics - 3.06%
General Electric Co. .........               1,200  $   67,650
Phillips N.V .................               2,950     126,113
Tektronix, Inc. ..............               2,000      98,500
                                                    ----------
                                                       292,263
                                                    ----------
Energy - 5.45%
Atlantic Richfield Co. .......                 700      76,825
Exxon Corp. ..................               2,000     141,250
Repsol S.A., ADR .............               2,100      66,412
Schlumberger, Ltd. ...........               1,300      80,763
Williams Companies............               2,800      97,650
YPF Sociedad Anonima, ADS  ...               3,000      56,625
                                                    ----------
                                                       519,525
                                                    ----------
Financial Services - 0.79%
Travelers Group, Inc. ........               1,733      75,819
                                                    ----------

Healthcare - 6.67%
Bristol-Myers Squibb Co. .....               1,000      68,125
Columbia/HCA Healthcare.......               2,700     116,775
Elan Corp., PLC* .............               2,000      81,500
Invacare Corp. ...............               2,000      83,000
Johnson & Johnson.............               2,200     148,775
Mylan Labs....................               2,000      61,500
US Healthcare, Inc. ..........               2,500      76,562
                                                    ----------
                                                       636,237
                                                    ----------
Household Appliances - 0.29%
Whirlpool Corp. ..............                 500     $27,500
                                                    ----------

Manufacturing - 0.90%
Minnesota Mining & Manufacturing             1,500      85,875
                                                    ----------

Motor Homes - 0.70%
Fleetwood Enterprises.........               3,400      67,150
                                                    ----------

Motorcycles - 0.79%
Harley-Davidson, Inc. ........               3,100      75,562
                                                    ----------

Newspapers - Publishing - 0.64%
Tribune Co. ..................               1,000      61,375
                                                    ----------

Office Equipment - 0.86%
Xerox Corporation.............                 700      82,075
                                                    ----------


Paper & Allied Products - 1.24%
Mead Corp. ...................               1,200      71,250
Weyerhaeuser Co. .............               1,000      47,125
                                                    ----------
                                                       118,375
                                                    ----------
Real Estate - 1.16%
Meditrust ....................               1,700      58,013
National Golf Properties .....               2,500      52,500
                                                    ----------
                                                       110,513
                                                    ----------
Retail - 3.94%
Albertson's, Inc. ............               2,900      86,275
Best Buy Co., Inc.* ..........               1,400      37,275
Penney (J.C.) Co. ............               1,500      72,000
Walgreen's....................               2,000     100,250
Wal-Mart Stores, Inc. ........               3,000      80,250
                                                    ----------
                                                       376,050
                                                    ----------
Technology - 6.15%
Intel Corp.  .................               2,000     126,625
Microsoft Corp.* .............               1,000      90,375
Motorola, Inc. ...............               1,900     127,537
Oracle Corp. .................               3,750     144,844
Sun Microsystems, Inc. .......               2,000      97,000
                                                    ----------
                                                       586,381
                                                    ----------

Telecommunication Services - 0.45%
AirTouch Communications* .....               1,500      42,750
                                                    ----------

Telephone Utility - 1.59%
American Telephone & Telegraph               1,200      63,750
Bell South Corp. .............                 750      47,625
Pacific Telesis Group, Inc. ..               1,500      40,125
                                                    ----------
                                                       151,500
                                                    ----------

Tool Products - 0.86%
Illinois Tool Works...........               1,500      82,500
                                                    ----------

TOTAL COMMON STOCKS
  (cost $3,844,658)...........                       4,939,818
                                                    ----------


                                          Principal
                                           Amount      Value
                                          ---------  --------
COMMERCIAL PAPER - 9.74%
Heller Financial, Inc.
  6.013%, 07/24/95............            $250,000     250,000
Province of Quebec
  6.180%, 07/24/95............             100,000      99,605
AVCO Financial Services, Inc.
  6.048%, 08/14/95............             381,000     381,000
International Leasing Financial Corp.
  5.900%, 08/22/95............             200,000     198,296
                                                    ----------
TOTAL COMMERCIAL PAPER
  (cost $928,901).............                         928,901
                                                    ----------

OTHER SHORT-TERM INVESTMENTS - 3.21%
Money Market Fund
  (cost $306,360)
Federated Prime Obligation Fund,
  5.93% ......................             306,360     306,360
                                                    ----------


TOTAL INVESTMENTS - 99.35%
  (cost $8,162,561)...........                       9,477,587
                                                    ----------

CASH AND OTHER ASSETS
  NET OF LIABILITIES - 0.65% .                          62,242
                                                    ----------
NET ASSETS - 100% ............                      $9,539,829
                                                    ==========



* Non-income producing security

                       See notes to financial statements

IAA Trust Mutual Funds - Schedule of Investments June 30, 1995
----------------------------------------------------------------
IAA Trust Tax Exempt Bond Fund, Inc.


                                         Principal
                                           Amount    Value
                                         ---------   -----
MUNICIPAL BONDS
  (Tax Exempt)-96.97%

Arizona - 7.18%
Bullhead City Arizona Parkway Revenue
  6.100%, 01/01/07......................  $250,000 $ 249,063
Gilbert School District #41
  Maricopa County
  General Obligation
  12.000%, 07/01/98.....................  250,000    303,125
Maricopa County School District #93
  Arizona Unlimited Tax
  General Obligation
  6.400%, 07/01/06......................  500,000    543,125
Salt River Project Arizona Agriculture
  Improvement & Power District Electric
  System Revenue
  5.625%, 01/01/06......................  250,000    257,187
                                                   ---------
                                                    1,352,500
                                                    ---------
California - 6.37%
California State Public Works Board
  Lease Revenue
  5.200%, 12/01/09......................  500,000     452,500
City of Fresno California
  Sewer System Revenue
  6.250%, 09/01/14......................  250,000     255,938
Los Angeles California Wastewater
  System Revenue
  6.000%, 11/01/14......................  500,000     491,875
                                                    ---------
                                                    1,200,313
                                                    ---------
Connecticut - 2.88%
Connecticut State Unlimited Tax
  General Obligation
  5.400%, 03/15/08......................  550,000     543,125
                                                    ---------
Florida - 2.68%
Port St. Lucie, Florida
  Utility System Revenue
  5.900%, 09/01/09......................  500,000     505,000
                                                    ---------
Illinois - 17.79%
Chicago, Illinois Water Revenue
  6.500%, 11/01/15......................  500,000     533,125
Chicago, Illinois O'Hare
  International Airport Revenue
  5.000%, 01/01/16......................  500,000     427,500
Dupage Water Commission Illinois
  General Obligation
  5.750%, 03/01/11......................  500,000     493,750
Illinois State Sales Tax Revenue
  5.400%, 06/15/13......................  550,000     513,562
Illinois State Toll Highway
  Authority Revenue, Series A
  6.300%, 01/01/12......................  275,000     287,031
Northwest Suburban Municipal
  Joint Action Water Agency
  Illinois Contract Revenue
  6.450%, 05/01/07......................  400,000     430,000
Northwest Water Commission
  Illinois, Cook & Lake Revenue
  5.000%, 05/01/13......................  500,000     449,375
Sangamon County Illinois Tax
  General Obligation
  6.500%, 03/01/08......................  200,000     216,000
                                                    ---------
                                                    3,350,343
                                                    ---------
Indiana - 4.28%
Peru Indiana Community School
  Corp. Revenue
  6.750%, 01/01/09...................... $550,000    $578,875
South Vermillion Middle School
  Building Corp. Revenue
  5.125%, 07/15/13......................  250,000     226,563
                                                    ---------
                                                      805,438
                                                    ---------
Kentucky - 2.88%
Louisville & Jefferson County
  Met. Sewer Dist. Rev. Series A
  5.250%, 05/15/10......................  575,000     542,656
                                                    ---------
Massachusetts - 5.37%
Massachusetts Bay Transit
  Authority, Revenue Bonds, Series A
  5.875%, 03/01/15......................  500,000     498,125
Massachusetts State Water
  Resource Authority Revenue
  6.000%, 11/01/08......................  500,000     512,500
                                                    ---------
                                                    1,010,625
                                                    ---------
Mississippi - 1.35%
Mississippi State Unlimited
  General Obligation, Series B
  5.900%, 11/15/11......................  250,000     254,062
                                                    ---------
Missouri - 3.02%
Cape Girardeau Missouri Waterworks
  System Revenue
  7.450%, 03/01/05......................  500,000     569,375
                                                    ---------
Nebraska - 1.58%
Grand Island Nebraska Sewer
  Project Revenue
  5.850%, 04/01/08......................  200,000     201,500
Nebraska Public Power Dist. Revenue
  5.400%, 01/01/10......................  100,000      95,750
                                                    ---------
                                                      297,250
                                                    ---------
Nevada - 4.69%
Clark County Nevada School District
  General Obligation
  5.250%, 06/01/07......................  500,000     487,500
Henderson Nevada Water and Sewer
  Unlimited Tax General Obligation
  5.375%, 06/01/07......................  400,000     395,500
                                                    ---------
                                                      883,000
                                                    ---------
New York - 2.42%
New York State Dormitory Authority
  Revenue
  5.500%, 07/01/12......................  500,000     456,250
                                                    ---------
North Carolina - 1.43%
North Carolina East Municipal
  Power Agency Power System Revenue
  7.000%, 01/01/08......................  250,000     268,438
                                                    ---------
Ohio - 2.59%
Montgomery County, Ohio
  Sewer System Revenue
  5.600%, 09/01/11......................  500,000     486,875
                                                    ---------
Pennsylvania - 5.61%
Pennsylvania Intergovernmental Corp.
  Authority, Special Tax Revenue
  5.450%, 06/15/08......................  500,000     493,125


IAA Trust Mutual Funds - Schedule of Investments June 30, 1995
----------------------------------------------------------------
IAA Trust Tax Exempt Bond Fund, Inc. (continued)



                                         Principal
                                           Amount         Value
                                         ---------        -----
MUNICIPAL BONDS (continued)

Pennsylvania State Higher Education
  Revenue Bonds, Series A
  5.600%, 09/01/10...................... $575,000     $   563,500
                                                      -----------
                                                        1,056,625
                                                      -----------
Rhode Island - 3.02%
State of Rhode Island Refunding
  General Obligation
  7.000%, 06/15/05......................  500,000         569,375
                                                      -----------
Texas - 6.59%
Austin Texas Limited Tax
  General Obligation
  7.250%, 09/01/03......................  350,000         394,187
Bexar County, Texas,
  Detention Facilities Limited Tax
  General Obligation
  5.750%, 06/15/10......................  500,000         500,000
Garland Texas Limited Tax
  General Obligation
  5.800%, 08/15/12......................  350,000         346,063
                                                      -----------
                                                        1,240,250
                                                      -----------
Washington - 6.74%
Public Utility District #1 of
  Chelan County Washington Revenue
  5.250%, 06/01/13......................  500,000         442,500
Washington Public Power Supply
  System, Nuclear Project #1,
  Refunding Revenue, 1990-C
  7.625%, 07/01/01......................  500,000         559,375
Washington Public Power Supply
  System Ref. Revenue Bonds, Series
  1991-A, Project #3
  6.500%, 07/01/02......................  250,000         266,875
                                                      -----------
                                                        1,268,750
                                                      -----------
West Virginia - 2.12%
Pleasant County West Virginia
  Pollution Control Revenue (West
  Penn Power) Pleasants Station
  7.000%, 08/01/08...................... $400,000     $   400,000
                                                      -----------
Wisconsin - 6.38%
Brookfield Wisconsin  Unlimited Tax
  Corp. General Obligation
  6.900%, 03/15/03......................  250,000         279,063
Kaukauna Wisconsin Electric System
  Revenue
  7.250%, 12/15/08......................  500,000         648,750
Wisconsin Clean Water
  Revenue Bond
  5.300%, 06/01/12......................  400,000         374,000
                                                      -----------
                                                        1,201,813
                                                      -----------

TOTAL MUNICIPAL BONDS
  (cost $18,489,481)....................               18,262,063
                                                      -----------

                                          Shares         Value
                                          ------         -----
TAX EXEMPT
  MONEY MARKET FUNDS -  1.51%
  (cost $285,036)
Nuveen Tax Exempt ......................  285,036         285,036
                                                      -----------
TOTAL INVESTMENTS - 98.48%
  (cost $18,774,517)....................               18,547,099
                                                      -----------

CASH AND OTHER ASSETS
 NET OF LIABILITIES - 1.52%.............                  285,447
                                                      -----------
NET ASSETS - 100%.......................              $18,832,546
                                                      ===========



                       See notes to financial statements

IAA Trust Mutual Funds - Schedule of Investments  June 30, 1995
---------------------------------------------------------------
IAA Trust Money Market Fund, Inc.



                                       Principal
                                        Amount          Value
                                       ---------      --------
COMMERCIAL PAPER - 95.16%
Auto & Truck - 4.31%
Ford Motor Credit Co.
  6.16%, 07/26/95..................    $826,000     $   826,000
Ford Motor Credit Co.
  5.92%, 08/02/95..................     244,000         244,000
Ford Motor Credit Co.
  6.03%, 08/02/95..................     500,000         500,000
                                                    -----------
                                                      1,570,000
                                                    -----------

Commercial Banking - 5.76%
US Central Credit Union
  5.95%, 07/17/95..................     590,000         588,440
Norwest Corp.
  5.90%, 08/23/95..................     500,000         495,657
Norwest Corp.
  5.85%, 08/29/95..................   1,015,000       1,015,000
                                                    -----------
                                                      2,099,097
                                                    -----------

Commercial Finance - 8.80%
CIT Group, Inc.
  5.92%, 09/05/95..................     500,000         500,000
CIT Group, Inc.
  5.93%, 09/06/95..................     500,000         500,000
CIT Group, Inc.
  5.83%, 09/11/95....................   600,000         600,000
Heller Financial, Inc.
  6.06%, 07/12/95..................     592,000         592,000
Heller Financial, Inc.
  6.15%, 07/17/95..................     325,000         325,000
Heller Financial, Inc.
  6.27%, 08/01/95..................     690,000         690,000
                                                    -----------
                                                      3,207,000
                                                    -----------

Commercial Services - 1.31%
PHH Corp.
  5.95%, 07/12/95..................     478,320         477,451
                                                    -----------
Consumer Finance - 37.70%
American Express Credit Corp.
  5.99%, 07/20/95..................     950,000         950,000
American Express Credit Corp.
  5.83%, 07/25/95..................     296,000         296,000
American Express Credit Corp.
  5.98%, 08/17/95.................      500,000         500,000
American General Finance Corp.
  6.21%, 07/31/95..................     900,000         900,000
American General Finance Corp.
  5.95%, 08/28/95..................     750,000         750,000
Associates Corp. of N. America
  5.99%, 07/13/95..................     700,000         700,000
Associates Corp. of N. America
  5.93%, 08/30/95..................     820,000         820,000
AVCO  Financial Services, Inc.
  6.01%, 08/07/95..................     440,202         437,483
AVCO  Financial Services, Inc.
  6.05%, 08/14/95..................     319,000         319,000
AVCO  Financial Services, Inc.
  6.07%, 08/21/95..................     900,000         900,000
Beneficial Corp.
  6.07%, 07/19/95..................     600,000         600,000
Beneficial Corp.
  6.12%, 08/22/95..................     800,000         800,000
Commercial Credit Co.
  5.97%, 08/02/95..................     113,000         113,000
Commercial Credit Co.
  5.96%, 08/07/95..................   1,500,000       1,500,000
Household Finance Corp.
  6.11%, 07/06/95..................   1,079,000       1,079,000
Household Finance Corp.
  5.93%, 08/15/95..................     600,000         600,000
International Lease Finance Corp.
  5.90%, 08/14/95..................     307,000         304,786
International Lease Finance Corp.
  5.90%, 08/22/95..................     700,000         694,034
Prudential Funding Corp.
  6.01%, 08/03/95....................   750,340         750,340
Prudential Funding Corp.
  5.99%, 08/08/95....................   383,000         383,000
Prudential Funding Corp.
  5.92%, 08/10/95....................   330,000         330,000
                                                    -----------
                                                     13,726,643
                                                    -----------

Electronics - 4.19%
General Electric Capital Corp.
  6.07%, 07/27/95..................     400,000         400,000
General Electric Capital Corp.
  5.93%, 08/15/95..................     522,000         522,000
General Electric Capital Corp.
  5.84%, 08/31/95..................     602,000         602,000
                                                    -----------
                                                      1,524,000
                                                    -----------

Environmental Services - 4.09%
Waste Management, Inc.
  6.30%, 08/09/95..................    1,500,000      1,489,763
                                                    -----------

Farm Machinery & Equipment - 3.94%
John Deere Capital Corp.
  6.01%, 07/25/95..................     500,000         500,000
John Deere Capital Corp.
  5.94%, 08/31/95..................     435,000         435,000
John Deere Capital Corp.
  5.83%, 09/13/95....................   500,000         500,000
                                                    -----------
                                                      1,435,000
                                                    -----------

Food Products - 2.18%
Philip Morris Companies, Inc.
  5.75%, 08/17/95..................     800,000         793,994
                                                    -----------

Foreign Governments - 1.37%
Province of Quebec
  6.18%, 07/24/95..................     500,000         498,026
                                                    -----------

Insurance/Multi-Line - 4.61%
Transamerica Financial Corp.
  6.02%, 07/18/95..................     945,000         942,314
Transamerica Financial Corp.
  6.02%, 10/16/95..................     750,000         736,580
                                                    -----------
                                                      1,678,894
                                                    -----------

Office Equipment - 4.55%
IBM Credit Corp.
  5.98%, 07/11/95..................     856,000         856,000


IAA Trust Mutual Funds - Schedule of Investments  June 30, 1995
---------------------------------------------------------------
IAA Trust Money Market Fund, Inc. (continued)


                                       Principal
                                        Amount          Value
                                       ---------      --------
COMMERCIAL PAPER - (continued)

IBM Credit Corp.
  5.79%, 08/24/95..................    $500,000     $   500,000
IBM Credit Corp.
  5.91%, 09/07/95..................     300,000         300,000
                                                    -----------
                                                      1,656,000
                                                    -----------

Pharmaceuticals - 0.57%
Schering-Plough Corp.
  6.02%, 09/12/95..................     210,000         207,436
                                                    -----------


Petroleum Refining - 8.83%
Chevron Oil Finance Co.
  5.97%, 07/05/95..................     950,000         950,000
Chevron Oil Finance Co.
  5.93%, 08/16/95..................     615,000         615,000
Texaco, Inc.
  5.98%, 07/11/95..................     435,000         435,000
Texaco, Inc.
  5.89%, 07/27/95..................     909,000         909,000
Texaco, Inc.
  5.94%, 08/08/95....................   305,000         305,000
                                                    -----------
                                                      3,214,000
                                                    -----------

Telephone/Utility - 2.95%
AT&T Corp.
 6.13%, 07/10/95...................     600,000         599,080
AT&T Corp.
 5.75%, 08/14/95...................     480,000         476,627
                                                    -----------
                                                      1,075,707
                                                    -----------

TOTAL COMMERCIAL PAPER
  (cost $34,653,012) ..............                  34,653,011
                                                    -----------

CORPORATE BONDS - 2.20%
U.S. Government Agencies
  (cost $800,000)
Federal Home Loan Bank-
  Variable rate (reset quarterly)
  5.85%, 06/03/96..................     800,000         800,000
                                                    -----------

OTHER SHORT-TERM INVESTMENTS - 2.11%
Money Market Funds
  (cost $768,703)
Federated Prime
 Obligation Fund, 5.93% ...........     768,703         768,703
                                                    -----------


TOTAL INVESTMENTS - 99.47%
  (cost $36,221,714) ..............                  36,221,714
                                                    -----------

CASH AND OTHER ASSETS
 NET OF LIABILITIES - 0.53% .......                     193,749
                                                    -----------

NET ASSETS - 100% .................                 $36,415,463
                                                    ===========


                       See notes to financial statements

Statements of Assets and Liabilities June 30, 1995



                                                                          IAA Trust            IAA Trust       IAA Trust
                                                       IAA Trust            Asset              Tax Exempt     Money Market
                                                    Growth Fund, Inc.  Allocation Fund, Inc.  Bond Fund, Inc.   Fund, Inc.
                                                   -----------------  ---------------------  ---------------  ------------
 Assets:
 Investments in securities at value (cost
   $50,851,895, $8,162,561,
   $18,774,517 and $36,221,714, respectively). . .       $70,367,126            $9,477,587         $18,547,099    $36,221,714
 Cash. . . . . . . . . . . . . . . . . . . . . . .            71,548                14,577                 150         50,530
 Receivable for capital stock sold . . . . . . . .             3,003                    19                  --          6,758
 Dividends and interest receivable . . . . . . . .           162,522                55,656             298,665         178,04
 Other assets. . . . . . . . . . . . . . . . . . .            25,196                 2,401               5,113          7,025
                                                         -----------            ----------         -----------    -----------
   Total assets. . . . . . . . . . . . . . . . . .        70,629,395             9,550,240          18,851,027     36,464,071
                                                         -----------            ----------         -----------    -----------

Liabilities:
 Payable for capital stock redeemed. . . . . . . .              100                    --                  --         19,045
 Distributions payable . . . . . . . . . . . . . .               --                    --                  --         11,290
 Accrued expenses and other liabilities. . . . . .           52,191                10,411              18,481         18,273
                                                         -----------            ----------         -----------    -----------
   Total liabilities . . . . . . . . . . . . . . .           52,291                10,411              18,481         48,608
                                                         -----------            ----------         -----------    -----------

Net assets:
 Applicable to 4,096,719, 776,202, 2,253,392
  and 36,415,615 shares
   outstanding, respectively . . . . . . . . . . .      $70,577,104            $9,539,829         $18,832,546    $36,415,463
                                                        ===========            ==========         ===========    ===========

Net Assets Consist of:
 Capital paid-in . . . . . . . . . . . . . . . . .      $47,497,509            $8,258,032         $19,023,437    $36,415,463
 Undistributed net investment income . . . . . . .          503,361                     0               1,584             --
 Accumulated net realized gain (loss)
  on investments . . . . . . .. . .. . .. . .. . .        3,061,003               (33,229)             34,943             --
 Net unrealized appreciation (depreciation) of
 investments . . . . . . .. . .. . .. . .. . . . .       19,515,231             1,315,026            (227,418)            --
                                                         -----------            ----------         -----------    -----------
                                                         $70,577,104            $9,539,829         $18,832,546    $36,415,463
                                                         ===========            ==========         ===========    ===========

Net asset value and redemption price per share . .        $17.23                $12.29              $8.36           $1.00
                                                           ======                ======              =====           =====

Offering price per share
   (net asset value +.97,
   except Money Market Fund) . . . . . . . . . . ..        $17.76                $12.67              $8.62           $1.00
                                                           ======                ======              =====           =====


                                          See notes to financial statements.

Statements of Operations for the Year Ended June 30, 1995




                                                                        IAA Trust            IAA Trust      IAA Trust
                                                    IAA Trust             Asset             Tax Exempt     Money Market
                                                Growth Fund, Inc.  Allocation Fund, Inc.  Bond Fund, Inc.   Fund, Inc.
                                                -----------------  ---------------------  ---------------  ------------

Investment Income:
 Dividends . . . . . . . . . . . . . . . . . .    $ 1,081,733           $  94,042           $       --      $       --
 Interest. . . . . . . . . . . . . . . . . . .        535,750             321,972            1,093,946       1,974,531
                                                  -----------           ---------           ----------      ----------
   Total investment income                          1,617,483             416,014            1,093,946       1,974,531
                                                  -----------           ---------           ----------      ----------

Expenses:
 Investment advisory fees (Note E) . . . . . .        476,164              67,275               93,589          91,618
 Distribution expenses (Note E). . . . . . . .          2,597               1,940                7,979              --
 Legal fees. . . . . . . . . . . . . . . . . .          4,828               2,948                2,967           6,245
 Transfer agent fees (Note E). . . . . . . . .         68,022              11,101               21,475          41,216
 Auditing fees . . . . . . . . . . . . . . . .         25,537               4,811               10,423          26,079
 Printing. . . . . . . . . . . . . . . . . . .          7,061                 723                1,622           3,529
 Directors' fees . . . . . . . . . . . . . . .          5,006               1,167                1,297           1,520
 Administration fees (Note E). . . . . . . . .         61,289              10,009               18,089          34,763
 Accounting fees (Note E). . . . . . . . . . .         44,673              25,883               30,271          35,458
 Insurance . . . . . . . . . . . . . . . . . .         19,529               2,665                6,165          12,008
 Registration fees . . . . . . . . . . . . . .          1,266               2,008                1,366           2,795
   Miscellaneous . . . . . . . . . . . . . . .          8,260                 513                2,781           4,894
                                                  -----------           ---------           ----------      ----------
   Total expenses. . . . . . . . . . . . . . .        724,232             131,043              198,024         260,125
                                                  -----------           ---------           ----------      ----------
Net Investment Income. . . . . . . . . . . . .        893,251             284,971              895,922       1,714,406
                                                  -----------           ---------           ----------      ----------

Realized and Unrealized Gain
 on Investments-- Note (D):
 Net realized gain (loss) on investments . . .      4,148,412             (37,078)              35,903              --
 Net change in unrealized appreciation
   on investments. . . . . . . . . . . . . . .     10,210,477           1,113,816              411,011              --
                                                  -----------           ---------           ----------      ----------
 Net realized and unrealized gain
   on investments. . . . . . . . . . . . . . .     14,358,889           1,076,738              446,914              --
                                                  -----------           ---------           ----------      ----------

Increase in Net Assets from Operations . . . .    $15,252,140          $1,361,709           $1,342,836      $1,714,406
                                                  ===========          ==========           ==========      ==========



                                      See notes to financial statements.

Statements of Changes in Net Assets



                                                                    IAA Trust               IAA Trust Asset
                                                                Growth Fund, Inc.        Allocation Fund, Inc.
                                                            ------------------------    ------------------------
                                                            Year Ended    Year Ended    Year Ended    Year Ended
                                                             6/30/95        6/30/94       6/30/95       6/30/94
                                                            ----------    ----------    ----------    ----------
Operations:
 Net investment income . . . . . . . . . . . . . . . . .   $   893,251   $   686,215  $    284,971   $   234,195
 Net realized gain (loss) on investments . . . . . . . .     4,148,412     6,503,030       (37,078)      195,297
 Net change in unrealized appreciation (depreciation)
   of investments. . . . . . . . . . . . . . . . . . . .    10,210,477    (8,484,217)    1,113,816      (421,301)
                                                           -----------   -----------  ------------   -----------
 Increase (decrease) in net assets from operations . . .    15,252,140    (1,294,972)    1,361,709         8,191
                                                           -----------   -----------  ------------   -----------
Dividends and Distributions to Shareholders from:
 Investment income . . . . . . . . . . . . . . . . . . .      (671,272)     (881,964)     (269,547)     (233,617)
 Realized gains on investments . . . . . . . . . . . . .    (5,659,861)   (7,182,675)     (145,553)     (161,313)
  Return of capital. . . . . . . . . . . . . . . . . . .            --            --        (6,398)           --
                                                           -----------   -----------  ------------   -----------
                                                            (6,331,133)   (8,064,639)     (421,498)     (394,930)
                                                           -----------   -----------  ------------   -----------

Capital Stock Transactions -- (Net) Note (C) . . . . . .     2,208,346    (1,975,906)      (52,911)    2,376,426
                                                           -----------   -----------  ------------   -----------
 Total increase (decrease) in net assets . . . . . . . .    11,129,353   (11,335,517)      887,300     1,989,687
Net Assets:
 Beginning of year . . . . . . . . . . . . . . . . . . .    59,447,751    70,783,268     8,652,529     6,662,842
                                                           -----------   -----------  ------------   -----------
 End of year . . . . . . . . . . . . . . . . . . . . . .   $70,577,104   $59,447,751    $9,539,829    $8,652,529
                                                           -----------   -----------  ------------   -----------

                                                                   IAA Trust                   IAA Trust
                                                          Tax Exempt Bond Fund, Inc.     Money Market Fund, Inc.
                                                          --------------------------    ------------------------
                                                           Year Ended     Year Ended    Year Ended    Year Ended
                                                             6/30/95        6/30/94       6/30/95       6/30/94
                                                           ----------     ----------    ----------    ----------

Operations:
 Net investment income . . . . . . . . . . . . . . . . .   $  895,922     $  900,397   $ 1,714,406     1,036,030
 Net realized gain on investments. . . . . . . . . . . .       35,903        500,759            --            --
 Net change in unrealized appreciation (depreciation)
  of investments . . . . . . . . . . . . . . . . . . . .      411,011     (1,773,997)           --            --
                                                          -----------    -----------  ------------   -----------
 Increase (decrease) in net assets from operations . . .    1,342,836       (372,841)    1,714,406     1,036,030
                                                          -----------    -----------  ------------   -----------
Dividends and Distributions to Shareholders from:
 Investment income . . . . . . . . . . . . . . . . . . .     (894,338)      (902,067)   (1,714,510)   (1,035,982)
 Realized gains on investments . . . . . . . . . . . . .      (69,768)      (864,483)           --            --
                                                             (964,106)    (1,766,550)   (1,714,510)   (1,035,982)
                                                          -----------    -----------  ------------   -----------

Capital Stock Transactions -- (Net) Note (C) . . . . . .     (640,781)     1,207,940    (2,283,706)    5,396,848
                                                          -----------    -----------  ------------   -----------
 Total increase (decrease) in net assets . . . . . . . .     (262,051)      (931,451)   (2,283,810)    5,396,896
Net Assets:
 Beginning of year . . . . . . . . . . . . . . . . .       19,094,597     20,026,048    38,699,273    33,302,377
                                                          -----------    -----------  ------------   -----------
 End of year . . . . . . . . . . . . . . . . . . . .      $18,832,546    $19,094,597   $36,415,463   $38,699,273
                                                          ===========    ===========   ===========   ===========



                       See notes to financial statements.

FINANCIAL HIGHLIGHTS



The tables below set forth financial data for a share of capital stock outstanding throughout each period presented.

                                                                           IAA Trust
                                                                       Growth Fund, Inc.

                                                                      Years Ended June 30,
                                                    --------------------------------------------------------
                                                    1995         1994         1993         1992         1991
                                                   ------       ------       ------       ------       ------

Net asset value, beginning of year.............    $15.16      $ 17.55      $ 17.23      $ 17.35      $ 17.42
                                                   ------      -------      -------      -------      -------

 Income from investment operations
 Net investment income ........................      0.22         0.27         0.25         0.35         0.41
 Net gains or losses on securities (both
 realized and unrealized)  ....................      3.45        (0.63)        1.67         0.40         0.44
                                                   ------      -------      -------      -------      -------
   Total from investment operations............      3.67        (0.36)        1.92         0.75         0.85
                                                   ------      -------      -------      -------      -------

 Less distributions
 Dividends from net investment income .........     (0.17)       (0.22)       (0.29)       (0.38)       (0.51)
 Distributions from capital gains .............     (1.43)       (1.81)       (1.31)       (0.49)       (0.41)
                                                   ------      -------      -------      -------      -------

   Total distributions ........................     (1.60)       (2.03)       (1.60)       (0.87)       (0.92)
                                                   ------      -------      -------      -------      -------

Net asset value, end of year ..................   $ 17.23      $ 15.16      $ 17.55      $ 17.23      $ 17.35
                                                  =======      =======      =======      =======      =======

Total return + ................................     26.68%       (2.42%)      11.71%        4.23%        5.37%

Ratios/Supplemental Data
 Net assets, end of period (in 000's)  ........   $70,577      $59,448      $70,785      $76,147      $81,974
 Ratio of expenses to average net assets*  ....      1.14%        1.24%        1.18%        0.85%        0.82%
 Ratio of net investment income to
   average net assets* ........................      1.41%        1.03%        1.36%        1.91%        2.58%
 Portfolio turnover ...........................     31.84%       49.12%       55.36%       45.50%       26.00%

* Average net assets have been computed based on the aggregate value of the fund's daily net assets.
+ Total return calculation does not reflect sales load.



                                                                                        IAA Trust
                                                                               Asset Allocation Fund, Inc.

                                                                                   Years Ended June 30,
                                                                ----------------------------------------------------------
                                                                 1995         1994         1993         1992         1991
                                                               -------      -------      -------      -------      -------
Net asset value, beginning of year ..........................  $ 11.08      $ 11.60      $ 11.20      $ 10.74      $ 10.56
                                                               -------      -------      -------      -------      -------
 Income from investment operations
 Net investment income ......................................     0.36         0.34         0.57         0.68         0.73
 Net gains or losses on securities (both
 realized and unrealized)  ..................................     1.38        (0.25)        0.47         0.55         0.24
                                                               -------      -------      -------      -------      -------

   Total from investment operations .........................     1.74         0.09         1.04         1.23         0.97
                                                               -------      -------      -------      -------      -------

 Less distributions
 Dividends from net investment income .......................    (0.34)       (0.34)       (0.57)       (0.68)       (0.76)
 Distributions from capital gains............................    (0.18)       (0.27)       (0.07)       (0.09)       (0.03)
  Distributions from return of capital .......................    (0.01)       (0.00)       (0.00)       (0.00)       (0.00)
                                                               -------      -------      -------      -------      -------

   Total distributions ......................................    (0.53)       (0.61)       (0.64)       (0.77)       (0.79)
                                                               -------      -------      -------      -------      -------

Net asset value, end of year ................................  $ 12.29      $ 11.08      $ 11.60      $ 11.20      $ 10.74
                                                               =======      =======      =======      =======      =======

Total return + ..............................................    16.29%        0.71%        9.58%       11.84%        9.47%

Ratios/Supplemental Data
 Net assets, end of period (in 000's)  ......................   $9,540       $8,653       $6,663       $6,233       $5,768
 Ratio of expenses to average net assets*....................     1.46%        1.78%        1.71%        1.51%        1.33%
 Ratio of net investment income to
   average net assets* ......................................     3.18%        2.98%        4.97%        6.20%        6.83%
 Portfolio turnover .........................................    21.03%       17.39%       36.70%       14.10%       20.60%

* Average net assets have been computed based on the aggregate value of the fund's daily net assets.
+ Total return calculation does not reflect sales load.


FINANCIAL HIGHLIGHTS



The tables below set forth financial data for a share of capital stock outstanding throughout each period presented.


                                                                                        IAA Trust
                                                                                Tax Exempt Bond Fund, Inc.


                                                                                   Years Ended June 30,
                                                              -----------------------------------------------------------
                                                                1995         1994         1993         1992         1991
                                                              -------      -------      -------      -------      -------

Net asset value, beginning of year .........................  $  8.19      $  9.11      $  8.78      $  8.44      $  8.32
                                                              -------      -------      -------      -------      -------

 Income from investment operations
 Net investment income .....................................     0.39         0.39         0.46         0.49         0.52
 Net gains or losses on securities (both
 realized and unrealized)  .................................     0.20        (0.54)        0.33         0.34         0.13
                                                              -------      -------      -------      -------      -------

   Total from investment operations ........................     0.59        (0.15)        0.79         0.83         0.65
                                                              -------      -------      -------      -------      -------

 Less distributions
 Dividends from net investment income ......................    (0.39)       (0.39)       (0.46)       (0.49)       (0.53)
                                                              -------      -------      -------      -------      -------
 Distributions from capital gains ..........................    (0.03)       (0.38)        0.00         0.00         0.00
                                                              -------      -------      -------      -------      -------

   Total distributions .....................................    (0.42)       (0.77)       (0.46)       (0.49)       (0.53)
                                                              -------      -------      -------      -------      -------

Net asset value, end of year ...............................  $  8.36      $  8.19      $  9.11      $  8.78      $  8.44
                                                              =======      =======      =======      =======      =======

Total return + .............................................     7.51%       (1.86%)       9.19%       10.05%        8.05%

Ratios/Supplemental Data
 Net assets, end of period (in 000's)  .....................  $18,833      $19,095      $20,026      $17,872      $16,035
 Ratio of expenses to average net assets*  .................     1.06%        1.15%        1.03%        0.95%        0.83%
 Ratio of net investment income to
   average net assets* .....................................     4.79%        4.47%        5.11%        5.65%        6.17%
 Portfolio turnover.........................................    24.89%       41.94%       39.60%       20.30%        6.30%

* Average net assets have been computed based on the aggregate value of the fund's daily net assets.
+ Total return calculation does not reflect sales load.



                                                                          IAA Trust
                                                                    Money Market Fund, Inc.

                                                                     Years Ended June 30,
                                                -----------------------------------------------------------
                                                  1995         1994         1993         1992         1991
                                                -------      -------      -------      -------      -------
Net asset value, beginning of year ...........  $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                -------      -------      -------      -------      -------

 Income from investment operations
 Net investment income .......................     0.05         0.03         0.02         0.03         0.06
                                                -------      -------      -------      -------      -------

   Total from investment operations...........     0.05         0.03         0.02         0.03         0.06
                                                -------      -------      -------      -------      -------

 Less distributions
 Dividends from net investment income ........    (0.05)       (0.03)       (0.02)       (0.03)       (0.06)
                                                -------      -------      -------      -------      -------

   Total distributions .......................    (0.05)       (0.03)       (0.02)       (0.03)       (0.06)
                                                -------      -------      -------      -------      -------

Net asset value, end of year .................  $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                =======      =======      =======      =======      =======

Total return .................................     4.85%        2.86%        2.41%        3.49%        6.40%

Ratios/Supplemental Data
 Net assets, end of period (in 000's)  .......  $36,415      $38,699      $33,302      $10,191      $19,839
 Ratio of expenses to average net assets* +...     0.73%        0.56%        0.58%        1.32%        1.03%
 Ratio of net investment income to
   average net assets* .......................     4.80%        2.83%        2.67%        3.60%        6.26%

* Average net assets have been computed based on the aggregate value of the fund's daily net assets.
+ After voluntary waiver of advisory fees.  Before voluntary waiver of advisory fees, the ratio of expenses to average net assets was .97%, 1.06% and 1.02% for the years ended June 30, 1995, June 30, 1994 and
  June 30, 1993 respectively.


IAA Trust Mutual Funds - Notes to Financial Statements June 30, 1995


Note (A) Significant Accounting Policies: IAA Trust Growth Fund, Inc. ("Growth Fund"), IAA Trust Asset Allocation Fund, Inc. ("Asset Allocation Fund"), IAA Trust Tax Exempt Bond Fund, Inc. ("Tax Exempt Bond Fund") and IAA Trust Money Market Fund, Inc. ("Money Market Fund") (collectively, "the Funds") are separately incorporated and registered companies under the Investment Company Act of 1940 (the "Act"), as amended, as diversified, open-ended management companies. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     (1) Security Valuation: For the Growth Fund, the Asset Allocation Fund and the Tax Exempt Bond Fund, securities traded on national exchanges and over-the-counter securities listed in the NASDAQ National Market System are valued at the last reported sales price at the close of the New York Stock Exchange. Securities for which there have been no sales on such day are valued at the last reported bid price on such exchange. Over-the-counter securities not listed on the GNOSTIC National Market System are valued at the mean of the current bid and asked prices. Fixed-income securities except short-term securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Advisor to reflect the fair market value of such securities. Short-term investments, those with a remaining maturity of 60 days or less, are valued at amortized cost, which approximates market value. For the Money Market Fund, all securities are valued at amortized cost, which approximates market value. Under the amortized cost method, discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

     (2) Investment Income and Securities Transactions: Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Securities transactions are accounted for on the date securities are purchased or sold. Securities gains and losses are determined on the identified cost basis.

     (3) Federal Income Taxes: The Funds have elected to be treated as "regulated investment companies" under Sub-chapter M of the Internal Revenue Code and to distribute substantially all of their net taxable income annually. Accordingly, no provisions for Federal income taxes have been made in the accompanying financial statements.

     (4) Dividends and Distributions: Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

Note (B) Dividends from Net Investment Income and Distributions of Capital
Gains: In the Growth Fund, net investment income from investment transactions are distributed to shareholders twice a year. The Asset Allocation Fund distributes net investment income to shareholders monthly. Net investment income of the Tax Exempt Bond Fund is distributed to shareholders monthly. The Money Market Fund declares dividends daily from its net investment income, which are payable monthly. Dividends are automatically reinvested in additional Fund shares, at the then current net asset value, for those shareholders that have elected the reinvestment option. Net realized gains from investment transactions, if any, of all Funds are generally distributed once a year.

Note (C) Capital Stock: At June 30, 1995, 10,000,000 shares of capital stock were authorized for each of the Growth Fund, Asset Allocation Fund, and Tax Exempt Bond Fund. The shares of capital stock authorized for the Money Market Fund were 250,000,000. The par value for each share of the Growth Fund, Asset Allocation Fund, and Tax Exempt Bond Fund is $1.00 per share. The par value for each share of the Money Market Fund is $0.10 per share.

Transactions in capital stock were as follows:


                                                        GROWTH FUND                            ASSET ALLOCATION FUND
                                                        -----------                            ---------------------
                                              Year Ended            Year Ended             Year Ended          Year Ended
                                            June 30, 1995         June 30, 1994          June 30, 1995        June 30, 1994
                                          -----------------     -----------------      -----------------    -----------------
                                          Shares    Amount      Shares      Amount     Shares     Amount    Shares     Amount
                                          ------  ----------    -------  -----------   ------   ---------   -------  -----------


Shares sold. . . . . . . . . . . . . .    82,369  $1,266,232    214,566  $ 3,470,762   70,254   $ 788,460   237,408  $ 2,731,183


Shares issued through reinvestment of
dividends. . . . . . . . . . . . . . .    424,176   6,030,680   483,039    7,779,673   23,407     261,811    19,634      224,250
                                          ------- -----------   -------  -----------   ------   ---------   -------  -----------
                                          506,545   7,296,912   697,605   11,250,435   93,661   1,050,271   257,042    2,955,433
                                          ------- -----------   -------  -----------   ------   ---------   -------  -----------
Shares redeemed . . . . . . . . . . . .  (331,902) (5,088,566) (808,870) (13,226,341) (98,290) (1,103,182)  (50,719)    (579,007)
                                          ------- -----------   -------  -----------   ------   ---------   -------  -----------

Net increase (decrease) . . . . . . . .   174,643 $ 2,208,346  (111,265) $(1,975,906)  (4,629)  $ (52,911)  206,323  $ 2,376,426
                                          ======= ===========   =======  ===========   ======   =========   =======  ===========



                                           TAX EXEMPT BOND FUND                                  MONEY MARKET FUND
                                           --------------------                                  -----------------
                                  Year Ended            Year Ended                 Year Ended                    Year Ended
                                June 30, 1995         June 30, 1994               June 30, 1995                 June 30, 1994
                             ------------------    ---------------------    -------------------------    -------------------------
                              Shares     Amount      Shares      Amount         Shares         Amount        Shares        Amount
                            --------  ----------    -------   -----------    ----------    -----------    ----------    -----------

Shares sold . . . . . . .   66,402  $  546,984    183,322   $ 1,615,818     4,472,453    $54,472,453    75,655,484    $75,655,484
Shares issued through
reinvestment of
dividends . . . . . . . .   76,197     620,434    126,457     1,111,563     1,587,538      1,587,538       960,883        960,883
                           --------  ----------    -------   -----------    ----------    -----------    ----------    -----------
                           142,599   1,167,418    309,779     2,727,381    56,059,991      56,059,99    76,616,367     76,616,367
                           --------  ----------    -------   -----------    ----------    -----------    ----------    -----------
Shares redeemed . . . . . (221,928) (1,808,199)  (176,084)   (1,519,441)  (58,343,697)   (58,343,697)  (71,219,519)   (71,219,519)
                           --------  ----------    -------   -----------   ----------    -----------    ----------    -----------
Net increase
(decrease)  . . . . . . .  (79,329) $ (640,781)   133,695  $  1,207,940    (2,283,706)  $ (2,283,706)    5,396,848    $ 5,396,848
                            =======  ==========   =======  ============    ==========   ============     =========    ===========

Note (D) Investment Transactions: Purchases and sales of investment securities, other than U.S. Government obligations and short term notes for the year ended June 30, 1995 were:



                                                    Purchases           Sales
                                                   -----------       -----------


Growth Fund. . . . . . . . . . . . . . . . . .     $17,138,312       $23,837,818
Asset Allocation Fund. . . . . . . . . . . . .     $ 2,104,651       $ 1,471,038
Tax Exempt Bond Fund . . . . . . . . . . . . .     $ 4,504,040       $ 5,214,557


For the year ended June 30, 1995, the aggregate cost of purchases and proceeds from sales of U.S. Government Securities for IAA Asset Allocation Fund were $199,003 and $124,750, respectively.

For both Federal income tax and financial statement purposes, the identified cost of investments at June 30, 1995 was $50,851,895 for the Growth Fund, $8,162,561 for the Asset Allocation Fund, $18,774,517 for the Tax Exempt Bond Fund and $36,221,714 for the Money Market Fund.

IAA Trust Mutual Funds - Notes to Financial Statements  June 30, 1995
  (continued)



The gross unrealized appreciation/depreciation for book and tax purposes at June 30, 1995 consisted of the following:


                                                  Appreciation      Depreciation
                                                  ------------      ------------

Growth Fund. . . . . . . . . . . . . . . . . .     $19,560,881        $ 45,650
Asset Allocation Fund. . . . . . . . . . . . .     $ 1,359,565        $ 44,539
Tax Exempt Bond Fund . . . . . . . . . . . . .     $   210,523        $437,941


Note (E) Advisory, Administration and Distribution Services Agreements: Under its Advisory Agreements with the Funds, IAA Trust Company (the "Advisor") provides investment advisory services for the Funds. The Funds pay the Advisor at the following annual percentage rates of the average daily net assets of each
Fund: Growth Fund 0.75%; Asset Allocation Fund 0.75%; Tax Exempt Bond Fund 0.50%; and Money Market Fund 0.50%. These fees are accrued daily and paid the Advisor monthly. For the year ended June 30, 1995, the Advisor voluntarily agreed to waive fees totalling $86,900 from the Money Market Fund. IAA Trust Company also serves as the Funds' Custodian, without compensation.

Under its agreements with the Funds, Fund/Plan Services, Inc., the Funds' Administrator, provides certain administrative services for which the Funds pay an annual fee at the following annual percentage rates of the combined average net assets of the Funds: 0.15% of the first $50,000,000; 0.07% on the next $50,000,000; and 0.05% of the balance. Fund/Plan Services Inc., also serves as the Funds' Accounting and Transfer Agent.

Fund/Plan Broker Services, Inc. serves as the Funds' Distributor. Pursuant to Rule 12b-1 adopted by the Securities and Exchange Commission under the Act, the Growth Fund, the Asset Allocation Fund, and the Tax Exempt Bond Fund have each adopted a Plan of Distribution (the "Plans"), effective April 1, 1993. The Plans permit the participating Funds to pay certain expenses associated with the distribution of their shares. The maximum amount payable under the Plans, on an annual basis, is 0.25% of each Fund's average daily net assets.







                        IAA TRUST ASSET ALLOCATION FUND, INC.

                           PART C - OTHER INFORMATION

Item 24.    Financial Statements and Exhibits:                    Section /Page


     (a) Annual Report to Shareholders

          (1) Portfolio Highlights...................................B-
          (2) Schedules of Investments, June 30, 1995................B-
          (3) Statements of Assets and Liabilities, June 30, 1995....B-
          (4) Statements of Operations
              for the Year Ended June 30, 1995.......................B-
          (5) Statements of Changes in Net Assets
              for the Years ended June 30, 1995 and 1994.............B-
          (6) Notes to Financial Statements..........................B-
          (7) Financial Highlights...................................B-
          (8) Report of Independent Accountants......................B-


     (b) Exhibits

          (1) Charter. See Exhibit 1 to Form N-8B-1 filed September 1978, and incorporated herein by reference.
          (2) Bylaws.  See Exhibit 1 to the Registration Statement filed on
              Form N1A filed August 1992, and incorporated herein by reference.
          (3) Voting Trust Agreement.  None.
          (4) a. Specimen stock certificate. See Exhibit 4a to Form N-8B-1 filed September 1978, and incorporated herein by reference.
              b. Share account application form.
          (5) Investment Advisory Contract.  See Exhibit A to Proxy Statement
              filed December 1992, and incorporated herein by reference.
          (6) a. Underwriting Agreement.  See Exhibit B to Proxy Statement
                 filed August 1992, and incorporated herein by reference.
              b. Underwriting Agreement, effective August 1, 1995, is filed herewith.
          (7) Bonus, profit sharing, pension or similar agreements.  None.
          (8) Custodial Agreement. See Exhibit C to Proxy Statement filed August 1992, and incorporated herein by reference.
          (9) a. Transfer Agent Services Agreement, effective August 1, 1995, is filed herewith.
              b. Administration Agreement, effective August 1, 1995, is filed herewith.
              c. Accounting Services Agreement, effective August 1, 1995, is filed herewith.
         (10) Opinion and consent of Counsel.  See Exhibit A to 24f-2 Notice filed August 1995, and incorporated herein by reference.
         (11) Consent of Independent Accountants.  See Exhibit on page C- .
         (12) All financial statements omitted from Item 23. See Item 24(a) above.
         (13) Agreements regarding initial capital. See Exhibit 13 to Fund's Post-Effective Amendment No. 3 to its 1933 Act Registration Statement and Amendment No. 2 to its 1940 Act Registration Statement on Form N-1, and incorporated herein by reference.
         (14) Copies of model plan used in establishment of any retirement plan in conjunction with which Registrant offers its securities. See Exhibits 14a and 14b to Form N-1A filed August 1982, and incorporated herein by reference.
         (15) Plan pursuant to Rule 12b-1 describing financing of distribution of Registrant's shares. See Exhibit B to Proxy Statement filed December 1992, and incorporated herein by reference.
         (16) Schedule for computation of each performance quotation provided in the Registration Statement in response to Item 22. See Exhibit(s) beginning on page C- .



Item 25. Persons Controlled by or under Common Control with Registrant.

            IAA Control Chart.  See Exhibit on page C-  .


Item 26.    Number of Holders of Securities.


                     (1)                                    (2)
               Title of Class                    Number of Record Holders
                   Common
            As of Ocotber 2, 1995                           176


Item 27. Indemnification.
         See Item 19 to Form N-8B-1 filed September 1978, and incorporated herein by reference. The Registrant also purchases Errors and Omissions insurance with Directors and Officers liability coverage.

Item 28. Business and Other Connections of Investment Adviser.


         As of September 29, 1992, IAA Trust Company became the Registrant's Investment Adviser. The Trust Company serves as Investment Adviser to IAA Trust Growth Fund, Inc., IAA Trust Asset Allocation Fund, Inc., IAA Trust Tax Exempt Bond Fund, Inc., and IAA Trust Money Market Fund, Inc. The Trust Company also provides investment services to the Country Companies Insurance Group and exercises fiduciary powers as permitted by its charter and the State of Illinois.

         Other substantial business, professional, vocational or employment activities of each director and officer of the Registrant's Investment Adviser during the past two fiscal years are:

                                       Substantial Business Activities
      Name and Position                During Past Two Fiscal Years
----------------------------     ----------------------------------------------


Ronald R. Warfield,             See information on "Directors and Officers of
Director and President          the Funds" - Part B.

Rollie D. Moore,                See information on "Directors and Officers of
Director and Vice President     the Funds" - Part B.


Donald E. Stephen,              Director: Illinois Agricultural Association,
Director                        CC Services, Inc., Country Casualty Insurance
                                Company, Country Investors Life Assurance
                                Company, Country Life Insurance Company,
                                Country Mutual Insurance Company, Country
                                Preferred Insurance Company, Illinois
                                Agricultural Holding Co. Farmer.


Roger D. Kiddoo,                Director: Illinois Agricultural Association,
Director                        CC Services, Inc., Country Casualty Insurance
                                Company, Country Investors Life Assurance
                                Company, Country Life Insurance Company,
                                Country Mutual Insurance Company, Country
                                Preferred Insurance Company, Illinois
                                Agricultural Holding Co. Farmer.

Darell D. Sarff,                Director: Illinois Agricultural Association,
Director                        AgriVisor Services, Inc., CC Services, Inc.,
                                Country Casualty Insurance Company, Country
                                Investors Life Assurance Company, Country Life
                                Insurance Company, Country Mutual Insurance
                                Company, Country Preferred Insurance Company,
                                IAA Communications Company, IAA Trust Company,
                                Illinois Agricultural Holding Co. Farmer.

Gary E. Mede, C.F.A.,           See information on "Directors and Officers of
Executive Vice President        the Funds" - Part B.
and Trust Officer

Wayne A. Brown,                 See information on "Directors and Officers of
Senior Vice President--         the Funds" - Part B.
Investments

Richard M. Miller,              See information on "Directors and Officers of
Senior Vice President--Trusts   the Funds" - Part B.
and Senior Trust Officer

Richard F. Day,                 See information on "Directors and Officers of
Vice President and Controller   the Funds" - Part B.

David Tipsword,                 Vice President--Pension Trusts, Trust Officer:
Vice President--Pension         IAA Trust Company.
Trusts and Trust Officer

Connie Denison                  Vice President--Management Information Systems
Vice President--Management      and Assistant Trust Officer: IAA Trust Company.
Information Systems and
Assistant Trust Officer

Bernard Dornedon                Vice President--Equity Investments: IAA Trust
Vice President--                Company.
Equity Investments

Jerome P. Weiss,                See information on "Directors and Officers of
Secretary and General Counsel   the Funds" - Part B.

Robert W. Weldon,               See information on "Directors and Officers of
Treasurer                       the Funds" - Part B.


Item 29.   Principal Underwriters

     (a) As of October 1, 1992, in addition to acting as the Registrant's distributor, Fund/Plan Broker Services, Inc. also served as distributor of the shares of IAA Trust Growth Fund, Inc., IAA Trust Tax Exempt Bond Fund, Inc., and IAA Trust Money Market Fund, Inc. Fund/Plan Broker Services, Inc., the principal underwriter for the Registrant's securities, currently acts as principal underwriter for the following entities:


             The Brinson Funds
             CT&T Funds
             Dreman Mutual Fund Group
             Farrell Alpha Strategies
             First Mutual Funds
             Focus Trust, Inc.
             The HomeState PA Growth Fund
             Matthews International Funds
             McM Funds
             Roulston Family of Funds
             Smith Breeden Series Fund
             Smith Breeden Short Duration U.S. Government Fund
             Smith Breeden Trust
             The Stratton Funds, Inc.
             Stratton Growth Fund, Inc.
             Stratton Monthly Dividend Shares, Inc.
             The Timothy Plan


     (b) The table below sets forth certain information as to the Underwriter's Directors, Officers and Control Persons:



Name and Pincipal               Position and Offices        Position and Offices
Business Address                with Underwriter            with Registrant
------------------              -------------------------   --------------------

Kenneth J. Kempf                 Director,
2 West Elm Street                President and                    None
Conshohocken, PA  19428-0874     Principal

Lynne M. Cannon                  Vice President and
2 West Elm Street                Principal                        None
Conshohocken, PA 19428-0874

Rocco J. Cavalieri               Director and
2 West Elm Street                Vice President                   None
Conshohocken, PA  19428-0874

Gerald J. Holland                Director,
2 West Elm Street                Vice President and               None
Conshohocken, PA  19428-0874     Principal

Joseph M. O'Donnell, Esq.        Director and
2 West Elm Street                Vice President                   None
Conshohocken, PA  19428-0874

Sandra L. Adams                  Assistant Vice                   None
2 West Elm Street                President and
Conshohocken, PA  19428-0874     Principal

Mary P. Efstration               Secretary                        None
2 West Elm Street
Conshohocken, PA  19428-0874


John H. Leven                    Treasurer                        None
2 West Elm Street
Conshohocken, PA  19428-0874


James W. Stratton may be considered a control person of the Underwriter due to his direct or indirect ownership of Fund/Plan Services, Inc., the parent of the Underwriter.

     (c) Not Applicable.

Item 30.  Location of Accounts and Records.
          The following accounts, books and other documents of Registrant required to be maintained by Section 31(a) of the 1940 Act and the Rule(17 CFR 270.31a-1 to 31a-3) promulgated thereunder are maintained by Barbara H. Tolle, Senior Vice President Accounting Services, P.O. Box 874 (#2 West Elm Street), Conshohocken, PA 19428.

          1. Journals, general ledger and supporting ledger.
          2. Record of the proof of money balance in all ledger accounts in form of trial balances.
          3. Separate ledger accounts showing each shareholder of record and the number of shares of capital stock held.

          IAA Trust Company maintains record of all portfolio purchases and sales with supporting authorization and records at 808 IAA Drive, Bloomington, Illinois 61702.

          The Certificate of Incorporation of Registrant is maintained in safekeeping by Robert W. Weldon, Treasurer, 1701 Towanda Avenue, Bloomington, Illinois 61702.

          The Bylaws of Registrant and minute books of stockholders, directors and directors' committee meetings are maintained by Paul M. Harmon, Secretary, 1701 Towanda Avenue, Bloomington, Illinois 61702.


Item 31. Management Services.  Not Applicable.

Item 32. Undertakings.  None.

[IAA SIGNATURES]

                         IAA TRUST ASSET ALLOCATION FUND, INC.

                          Exhibit Index to Part "C"
                                      of
                           Post-Effective Amendment



Item No.                    Description                          Section    Page
--------                    -----------                          -------    ----

24(b)(6)(b)        Underwriting Agreement                         C-

24(b)(9)(a)        Transfer Agent Services Agreement              C-

24(b)(9)(b)        Administration Agreement                       C-

24(b)(9)(c)        Accounting Services Agreement                  C-

24(b)(11)          Consent of Independent Accountants             C-

24(b)(16)          Schedule(s) for Computation of Performance
                   Quotations                                     C-

25                 IAA Control Chart                              C-
